UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Annual Report

June 30, 2016

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500® Index, returned 3.99% for the 12-month period ended June 30, 2016 (the “period”). While the U.S. equity market return for the period was positive, it was marked by several bouts of volatility. First was in late August and early September of 2015 on fears of a hard landing from China, second was January and February of 2016 on fears of a recession in the U.S. and disappointment from foreign central banks, and third was a result of Britain voting to leave the European Union in late June of 2016. Even though the first two periods had pull backs of over 10% and the last at around 7%, the S&P 500® Index rebounded each instance and finished the period near its all time high.

The international developed market, as measured by the MSCI EAFE Index, returned -10.19% in local currency terms and -10.16% in U.S. dollar terms. The small difference between the local currency and U.S. dollar returns masks the volatility in the foreign exchange markets tied to different central bank agendas around the world. In December, the Federal Reserve (Fed) raised interest rates for the first time since before the 08’ financial crisis, and was expected to hike another 2 to 4 times, but by the end of the period those expectations have been muted to expect no hike for the remaining 2016 calendar year. The European Central Bank (ECB) and Bank of Japan (BOJ) both took further measures throughout the period to stimulate growth in their respective domiciles by implementing Negative Interest Rate Policies (NIRP) and expectations are for them to continue with their aggressive easing policies. With continued easing from central banks and renewed concerns over global growth over the period, global bond yields continued to fall further from historic lows.

Emerging markets, as measured by the MSCI Emerging Markets Index, returned -12.06% over the period. Although the MSCI Emerging Markets Index has rebounded 6.41% over the past six months, it wasn’t enough to erase the damage done from fears of a Chinese slowdown and potential currency devaluation in the second half of 2015. Also, pressure from falling oil prices and the first Fed rate hike in almost a decade, weighed on emerging market equities in the second half of 2015.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance (excluding those with less than six months of operating history) versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	Since Inception NAV Return	Performance Benchmark	Since WT Fund Inception Return	Difference
EZR	WisdomTree Europe Local Recovery Fund[1]	-13.76%	MSCI European Economic and Monetary Union (EMU) Index	-10.66%	-3.10%
HGSD	WisdomTree Global Hedged SmallCap Dividend Fund[2]	4.20%	MSCI AC World Small Cap Local Currency Index	-0.87%	5.07%
GSD	WisdomTree Global SmallCap Dividend Fund[3]	8.71%	MSCI AC World Small Cap Index	2.28%	6.43%
EMSD	WisdomTree Strong Dollar Emerging Markets Equity Fund[1]	-2.88%	MSCI Emerging Markets Index	0.19%	-3.07%
USSD	WisdomTree Strong Dollar U.S. Equity Fund[4]	5.62%	S&P 500® Index	1.16%	4.46%
USWD	WisdomTree Weak Dollar U.S. Equity Fund[4]	-1.03%	S&P 500® Index	1.16%	-2.19%
DYB	WisdomTree Dynamic Bearish U.S. Equity Fund[5]	0.06%	S&P 500® Index	2.84%	-2.78%
			S&P 500® Inverse Daily Index	-3.65%	3.71%
DYLS	WisdomTree Dynamic Long/Short U.S. Equity Fund[5]	6.88%	S&P 500® Index	2.84%	4.04%

WisdomTree Trust Annual Report June 30, 2016	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

[1]	Total returns shown are for the period October 29, 2015 (commencement of operations) through June 30, 2016.
[2]	Total returns shown are for the period November 19, 2015 (commencement of operations) through June 30, 2016.
[3]	Total returns shown are for the period November 12, 2015 (commencement of operations) through June 30, 2016.
[4]	Total returns shown are for the period July 21, 2015 (commencement of operations) through June 30, 2016.
[5]	Total returns shown are for the period December 23, 2015 (commencement of operations) through June 30, 2016.

Sources: WisdomTree, Bloomberg, as of 6/30/16

Two of the strongest relative performance advantages measured versus the requisite performance benchmarks came with respect to the WisdomTree Global SmallCap Dividend Fund (GSD) and WisdomTree Global Hedged SmallCap Dividend Fund (HGSD). This ultimately makes sense, in that both of these funds use a fundamentally weighted approach by focusing on dividend paying small caps, which have tended to historically do well during times of falling interest rates and higher volatility.

Two other strong relative performers since their respective inception were the WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS) and WisdomTree Dynamic Bearish U.S. Equity Fund (DYB). These funds apply a dynamic market hedge on a monthly basis determined by growth and value characteristics of the U.S. market. As a result of the quantitative signal, DYLS was hedged during the first two months of the 2016 year, which enabled it remain flat as the S&P 500® Index fell, helping drive the outperformance since inception. Also, as a result of the dynamic hedge, DYB was able to switch from a net short position during the first quarter to slight net long position in the second quarter, limiting the negative impact from being short the market and enabling it to outperform the S&P 500® Inverse Daily Index since inception.

WisdomTree Strong Dollar U.S. Equity Fund (USSD) was able to outperform its performance benchmark, the S&P 500® Index, by 4.46% over the period. By focusing on companies that generate at least 80% of their revenue from within the U.S., USSD was able to tilt towards Telecommunications, Utilities and Real Estate companies which benefited from a decline in interest rates and their revenue being more domestically focused. The WisdomTree Weak Dollar U.S. Equity Fund (USWD) underperformed its performance benchmark over the period, primarily as a result of the fund focusing on companies generating more than 40% of their revenue from outside the U.S., leaving the fund susceptible to currency volatility and negative sentiment surrounding global growth. The WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD) underperformed its performance benchmark, the MSCI Emerging Markets Index, since inception due to its avoidance of the Energy and Materials sectors, which staged a rally during the first half of 2016.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 20 and 21 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	22.9%
Industrials	13.0%
Consumer Discretionary	12.6%
Consumer Staples	11.3%
Utilities	10.4%
Energy	7.5%
Telecommunication Services	6.8%
Materials	6.3%
Healthcare	5.0%
Information Technology	3.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Anheuser-Busch InBev N.V.	4.5%
TOTAL S.A.	3.0%
Telefonica S.A.	2.7%
Eni SpA	2.3%
Daimler AG, Registered Shares	2.3%
Siemens AG, Registered Shares	2.3%
BASF SE	1.9%
Allianz SE, Registered Shares	1.9%
Sanofi	1.9%
Banco Santander S.A.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Europe Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Europe Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Annual Report June 30, 2016	3

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	23.7%
Industrials	11.8%
Consumer Discretionary	11.6%
Consumer Staples	10.7%
Healthcare	9.0%
Energy	8.9%
Telecommunication Services	8.3%
Materials	5.9%
Utilities	5.7%
Information Technology	3.6%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
BP PLC	1.7%
Royal Dutch Shell PLC, Class A	1.6%
Nestle S.A., Registered Shares	1.6%
China Mobile Ltd.	1.5%
GlaxoSmithKline PLC	1.5%
HSBC Holdings PLC	1.4%
TOTAL S.A.	1.4%
Novartis AG, Registered Shares	1.4%
Roche Holding AG, Genusschein	1.4%
Toyota Motor Corp.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

4	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Industrials	24.1%
Consumer Discretionary	20.3%
Financials	19.2%
Materials	9.4%
Information Technology	8.3%
Consumer Staples	5.8%
Healthcare	4.5%
Energy	3.8%
Utilities	2.6%
Telecommunication Services	1.6%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Saras SpA	0.6%
Euronav N.V.	0.6%
Navigator Co. S.A. (The)	0.6%
Air New Zealand Ltd.	0.5%
Television Broadcasts Ltd.	0.5%
Austevoll Seafood ASA	0.5%
UNIQA Insurance Group AG	0.5%
IOOF Holdings Ltd.	0.4%
Genworth Mortgage Insurance Australia Ltd.	0.4%
Genesis Energy Ltd.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Annual Report June 30, 2016	5

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Consumer Discretionary	21.5%
Industrials	19.2%
Financials	17.9%
Information Technology	10.1%
Telecommunication Services	8.3%
Consumer Staples	7.9%
Healthcare	7.0%
Materials	5.8%
Utilities	1.4%
Energy	0.9%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Toyota Motor Corp.	4.8%
NTT DOCOMO, Inc.	3.1%
Nippon Telegraph & Telephone Corp.	2.6%
Japan Tobacco, Inc.	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.3%
KDDI Corp.	2.0%
Canon, Inc.	2.0%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Mizuho Financial Group, Inc.	1.9%
Nissan Motor Co., Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

6	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	23.6%
Information Technology	14.1%
Telecommunication Services	12.7%
Energy	11.4%
Materials	9.3%
Consumer Staples	9.2%
Consumer Discretionary	6.8%
Industrials	6.1%
Utilities	5.0%
Healthcare	0.9%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
China Mobile Ltd.	3.8%
China Construction Bank Corp., Class H	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Ambev S.A.	2.3%
Samsung Electronics Co., Ltd.	1.9%
CNOOC Ltd.	1.7%
Gazprom PJSC, ADR	1.6%
Lukoil PJSC, ADR	1.4%
MMC Norilsk Nickel PJSC, ADR	1.4%
Wal-Mart de Mexico S.A.B. de C.V.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Annual Report June 30, 2016	7

Performance Summary (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	32.6%
Industrials	24.7%
Consumer Discretionary	21.6%
Materials	8.3%
Information Technology	6.8%
Energy	5.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
TOTAL S.A.	2.4%
BASF SE	1.7%
Allianz SE, Registered Shares	1.6%
BNP Paribas S.A.	1.3%
Vinci S.A.	1.1%
Eni SpA	1.1%
AXA S.A.	1.1%
ING Groep N.V., CVA	1.1%
Deutsche Post AG, Registered Shares	0.9%
Industria de Diseno Textil S.A.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Local Recovery Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Local Recovery Index.

The Fund returned -13.76% at net asset value (“NAV”) from Fund inception on October 29, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Finland. The Fund’s position in Italy created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated October 23, 2015, the Fund’s net and gross annual expense ratios were 0.48% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-13.76%
Fund Market Price Returns	-13.28%
WisdomTree Europe Local Recovery Index	-13.88%
MSCI European Economic and Monetary Union (EMU) Index	-10.66%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	26.4%
Industrials	19.2%
Consumer Discretionary	14.1%
Materials	10.7%
Information Technology	7.8%
Utilities	7.7%
Consumer Staples	5.5%
Energy	3.0%
Healthcare	2.9%
Telecommunication Services	2.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Gramercy Property Trust	1.0%
DuPont Fabros Technology, Inc.	0.9%
Select Income REIT	0.9%
Lexmark International, Inc., Class A	0.8%
Government Properties Income Trust	0.8%
Joy Global, Inc.	0.8%
Consolidated Communications Holdings, Inc.	0.7%
Pattern Energy Group, Inc.	0.7%
Cogent Communications Holdings, Inc.	0.7%
Olin Corp.	0.7%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s investment of cash collateral for securities on loan (if any).

The WisdomTree Global Hedged SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (the “Underlying Fund”)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund returned 4.20% at net asset value (“NAV”) from Fund inception on November 19, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most form its position in the United States of America. The Fund’s position in the United Kingdom created the greatest drag on performance. During the fiscal period, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities held in the Underlying Fund. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the overall depreciation in the U.S. dollar against applicable international currencies during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 6, 2015, the Fund’s net and gross annual expense ratios were 0.43% and 0.86%, respectively. The prospectus expense ratio includes 0.43% of acquired fund fees and expenses (“AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	4.20%
Fund Market Price Returns	4.91%
WisdomTree Global Hedged SmallCap Dividend Index	5.09%
MSCI AC World Small Cap Local Currency Index	-0.87%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 19, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2016	9

Performance Summary (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	26.4%
Industrials	19.2%
Consumer Discretionary	14.1%
Materials	10.7%
Information Technology	7.8%
Utilities	7.7%
Consumer Staples	5.5%
Energy	3.0%
Healthcare	2.9%
Telecommunication Services	2.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).
‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Gramercy Property Trust	1.0%
DuPont Fabros Technology, Inc.	0.9%
Select Income REIT	0.9%
Lexmark International, Inc., Class A	0.8%
Government Properties Income Trust	0.8%
Joy Global, Inc.	0.8%
Consolidated Communications Holdings, Inc.	0.7%
Pattern Energy Group, Inc.	0.7%
Cogent Communications Holdings, Inc.	0.7%
Olin Corp.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index.

The Fund returned 8.71% at net asset value (“NAV”) from Fund inception on November 12, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the United States of America. The Fund’s positon in the United Kingdom created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated October 30, 2015, the Fund’s annual expense ratio was 0.43%.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	8.71%
Fund Market Price Returns	8.85%
WisdomTree Global SmallCap Dividend Index	8.85%
MSCI AC World Small Cap Index	2.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 12, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Information Technology	38.5%
Consumer Discretionary	21.9%
Industrials	17.7%
Healthcare	14.1%
Consumer Staples	7.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Hyundai Motor Co.	2.2%
Hon Hai Precision Industry Co., Ltd.	1.8%
Hankook Tire Co., Ltd.	1.5%
Kia Motors Corp.	1.4%
Gruma S.A.B. de C.V., Class B	1.3%
Pou Chen Corp.	1.3%
Cadila Healthcare Ltd.	1.3%
Tong Yang Industry Co., Ltd.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar Emerging Markets Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar Emerging Markets Equity Index.

The Fund returned -2.88% at net asset value (“NAV”) from Fund inception on October 29, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Taiwan. The Fund’s position in South Korea created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated October 23, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-2.88%
Fund Market Price Returns	-2.14%
WisdomTree Strong Dollar Emerging Markets Equity Index	-3.06%
MSCI Emerging Markets Index	0.19%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2016	11

Performance Summary (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	25.6%
Consumer Discretionary	20.4%
Utilities	13.0%
Healthcare	11.6%
Consumer Staples	9.8%
Industrials	9.5%
Telecommunication Services	5.8%
Information Technology	5.1%
Other Assets less Liabilities‡	-0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Home Depot, Inc. (The)	1.2%
Comcast Corp., Class A	1.2%
Wells Fargo & Co.	1.1%
Altria Group, Inc.	1.1%
Charter Communications, Inc., Class A	1.0%
UnitedHealth Group, Inc.	1.0%
CVS Health Corp.	0.9%
Medivation, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar U.S. Equity Index.

The Fund returned 5.62% at net asset value (“NAV”) from Fund inception on July 21, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Utilities sector. The Fund’s position in the Healthcare sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated July 16, 2015, the Fund’s annual expense ratio was 0.33%.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	5.62%
Fund Market Price Returns	5.32%
WisdomTree Strong Dollar U.S. Equity Index	5.33%
S&P 500® Index	1.16%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Information Technology	24.8%
Healthcare	14.6%
Industrials	14.2%
Materials	12.0%
Consumer Discretionary	11.0%
Consumer Staples	9.6%
Financials	6.6%
Energy	6.4%
Utilities	0.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Exxon Mobil Corp.	1.6%
Apple, Inc.	1.6%
Johnson & Johnson	1.5%
Microsoft Corp.	1.3%
General Electric Co.	1.1%
Procter & Gamble Co. (The)	1.1%
Philip Morris International, Inc.	1.1%
Chevron Corp.	1.1%
Coca-Cola Co. (The)	1.1%
PepsiCo, Inc.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Weak Dollar U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Weak Dollar U.S. Equity Index.

The Fund returned -1.03% at net asset value (“NAV”) from Fund inception on July 21, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Healthcare sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated July 16, 2015, the Fund’s annual expense ratio was 0.33%.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-1.03%
Fund Market Price Returns	-1.31%
WisdomTree Weak Dollar U.S. Equity Index	-1.36%
S&P 500® Index	1.16%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2016	13

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	23.5%
Healthcare	17.1%
Consumer Discretionary	14.7%
Industrials	10.3%
Telecommunication Services	8.0%
Energy	7.8%
Consumer Staples	7.3%
Information Technology	6.5%
Utilities	1.8%
Materials	1.8%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Time Warner, Inc., 3.60%, 7/15/25	3.3%
Home Depot, Inc. (The), 2.25%, 9/10/18	3.2%
Becton Dickinson and Co., 1.80%, 12/15/17	3.2%
Morgan Stanley, 4.88%, 11/1/22	3.2%
Dow Chemical Co. (The), 4.13%, 11/15/21	3.2%
Verizon Communications, Inc., 4.40%, 11/1/34	3.2%
Wachovia Corp., 5.75%, 2/1/18	3.2%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3.1%
Citigroup, Inc., 5.50%, 9/13/25	3.0%
Halliburton Co., 3.50%, 8/1/23	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Corporate Bond Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

14	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Healthcare	18.3%
Consumer Discretionary	17.5%
Telecommunication Services	11.7%
Information Technology	10.6%
Industrials	9.6%
Materials	8.1%
Utilities	7.1%
Consumer Staples	6.1%
Financials	5.9%
Energy	2.1%
Other Assets less Liabilities‡	3.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Alcoa, Inc., 6.15%, 8/15/20	3.1%
MGM Resorts International, 7.75%, 3/15/22	3.1%
L Brands, Inc., 6.63%, 4/1/21	3.0%
Community Health Systems, Inc., 5.13%, 8/15/18	3.0%
Centene Corp., 5.63%, 2/15/21	3.0%
HCA, Inc., 4.75%, 5/1/23	3.0%
AmeriGas Finance LLC, 7.00%, 5/20/22	3.0%
First Data Corp., 7.00%, 12/1/23	2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	2.9%
CenturyLink, Inc., 6.75%, 12/1/23, Series W	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. High Yield Corporate Bond Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Annual Report June 30, 2016	15

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Financials	35.0%
Healthcare	18.6%
Consumer Staples	12.9%
Information Technology	8.9%
Industrials	8.1%
Telecommunication Services	7.3%
Energy	4.3%
Materials	2.0%
Utilities	1.5%
Consumer Discretionary	0.4%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
AbbVie, Inc., 1.75%, 11/6/17	6.0%
HSBC USA, Inc., 1.63%, 1/16/18	3.2%
Lockheed Martin Corp., 2.50%, 11/23/20	3.2%
United Technologies Corp., 6.13%, 2/1/19	3.2%
International Business Machines Corp., 5.70%, 9/14/17	3.2%
AT&T, Inc., 5.50%, 2/1/18	3.2%
Verizon Communications, Inc., 4.50%, 9/15/20	3.0%
American Express Credit Corp., 1.13%, 6/5/17	2.9%
Stryker Corp., 1.30%, 4/1/18	2.9%
Bank of America Corp., 7.63%, 6/1/19	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-term Corporate Bond Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

16	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Consumer Discretionary	17.1%
Financials	16.6%
Healthcare	15.0%
Telecommunication Services	14.8%
Industrials	13.1%
Materials	9.7%
Consumer Staples	6.9%
Energy	3.0%
Other Assets less Liabilities‡	3.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Alcoa, Inc., 6.15%, 8/15/20	3.0%
Frontier Communications Corp., 8.88%, 9/15/20	3.0%
TransDigm, Inc., 5.50%, 10/15/20	3.0%
DCP Midstream Operating L.P., 2.50%, 12/1/17	3.0%
Gray Television, Inc., 7.50%, 10/1/20	3.0%
CNH Industrial Capital LLC, 3.38%, 7/15/19	3.0%
HCA, Inc., 8.00%, 10/1/18	3.0%
Nationstar Mortgage LLC, 6.50%, 8/1/18	3.0%
T-Mobile USA, Inc., 6.54%, 4/28/20	3.0%
Centene Corp., 5.63%, 2/15/21	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-term High Yield Corporate Bond Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Annual Report June 30, 2016	17

Performance Summary (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Information Technology	20.5%
Financials	17.3%
Consumer Discretionary	13.1%
Healthcare	13.0%
Industrials	11.5%
Consumer Staples	9.7%
Energy	6.9%
Utilities	3.0%
Telecommunication Services	2.7%
Materials	2.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Cirrus Logic, Inc.	3.4%
Spectra Energy Corp.	3.1%
Clorox Co. (The)	2.5%
Kimco Realty Corp.	2.4%
MEDNAX, Inc.	2.4%
C.H. Robinson Worldwide, Inc.	2.3%
UGI Corp.	2.1%
Lockheed Martin Corp.	2.0%
Alere, Inc.	1.7%
Duke Realty Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index.

The Fund returned 0.06% at net asset value (“NAV”) from Fund inception on December 23, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Financials sector. The Fund’s position in the Consumer Discretionary sector created the greatest drag on performance. During the fiscal period, the Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. The Fund’s use of total return swap contracts detracted from performance as a result of the overall positive performance of the S&P 500 Index during the period which conversely generated net losses on the Fund’s total return swap contracts.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 10, 2015, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through December 10, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	0.06%
Fund Market Price Returns	-0.02%
WisdomTree Dynamic Bearish U.S. Equity Index	0.26%
S&P 500® Index	2.84%
S&P 500® Inverse Daily Index	-3.65%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Trust Annual Report June 30, 2016

Performance Summary (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown† as of 6/30/16

Sector	% of Net Assets
Information Technology	20.5%
Financials	17.4%
Consumer Discretionary	13.1%
Healthcare	13.0%
Industrials	11.5%
Consumer Staples	9.8%
Energy	6.9%
Utilities	3.0%
Telecommunication Services	2.7%
Materials	2.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/16

Description	% of Net Assets
Cirrus Logic, Inc.	3.4%
Spectra Energy Corp.	3.1%
Clorox Co. (The)	2.5%
Kimco Realty Corp.	2.4%
MEDNAX, Inc.	2.4%
C.H. Robinson Worldwide, Inc.	2.3%
UGI Corp.	2.1%
Lockheed Martin Corp.	2.0%
Alere, Inc.	1.7%
Duke Realty Corp.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index.

The Fund returned 6.88% at net asset value (“NAV”) from Fund inception on December 23, 2015 to June 30, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance. During the fiscal period, the Fund utilized total return swap contracts to periodically obtain short exposure to the S&P 500 Index. The Fund’s use of total return swap contracts contributed positively to performance as a result of the overall negative performance of the S&P 500 Index during the period(s) in which the Fund had short exposure to the S&P 500 Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated December 10, 2015, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through December 10, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	6.88%
Fund Market Price Returns	6.68%
WisdomTree Dynamic Long/Short U.S. Equity Index	7.32%
S&P 500® Index	2.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2016	19

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The MSCI AC World Small Cap Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets.

The MSCI AC World Small Cap Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI European Economic and Monetary Union (EMU) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 by taking a short position in the Index.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Europe Local Recovery Index is designed to provide exposure to European companies that are most sensitive to economic growth prospects in the Eurozone and that derive more than 50% of their revenue from Europe.

The WisdomTree Global Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar.

The WisdomTree Global SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization.

The WisdomTree Strong Dollar Emerging Markets Equity Index measures the performance of emerging market companies that derive more than 15% of their revenue from the United States.

The WisdomTree Strong Dollar U.S. Equity Index measures the performance of U.S. based companies that derive more than 80% of their revenue from the United States.

The WisdomTree Weak Dollar U.S. Equity Index measures the performance of U.S. based companies that derive less than 60% of their revenue from the United States.

20	WisdomTree Trust Annual Report June 30, 2016

Description of Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust Annual Report June 30, 2016	21

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 1/1/16 to 6/30/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	WisdomTree Trust Annual Report June 30, 2016

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio Based on the Period‡ 1/1/16 to 6/30/16	Expenses Paid During the Period† 1/1/16 to 6/30/16
WisdomTree Dynamic Currency Hedged Europe Equity Fund
Actual[1]	$1,000.00	$981.90	0.43%[1]	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%[1]	$2.16
WisdomTree Dynamic Currency Hedged International Equity Fund
Actual[2]	$1,000.00	$1,018.20	0.35%[2]	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%[2]	$1.76
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Actual[1]	$1,000.00	$1,003.60	0.43%[1]	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%[1]	$2.16
WisdomTree Dynamic Currency Hedged Japan Equity Fund
Actual[1]	$1,000.00	$920.00	0.43%[1]	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%[1]	$2.16
WisdomTree Emerging Markets Dividend Fund
Actual[3]	$1,000.00	$1,050.10	0.32%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	0.32%	$1.61
WisdomTree Europe Local Recovery Fund
Actual	$1,000.00	$866.00	0.48%[4]	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.48%[4]	$2.41
WisdomTree Global Hedged SmallCap Dividend Fund
Actual	$1,000.00	$1,053.50	0.00%[5]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	0.00%[5]	$0.00
WisdomTree Global SmallCap Dividend Fund
Actual	$1,000.00	$1,085.30	0.43%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%	$2.16
WisdomTree Strong Dollar Emerging Markets Equity Fund
Actual	$1,000.00	$1,009.30	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	0.58%	$2.92
WisdomTree Strong Dollar U.S. Equity Fund
Actual	$1,000.00	$1,072.50	0.33%	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	0.33%	$1.66
WisdomTree Weak Dollar U.S. Equity Fund
Actual	$1,000.00	$1,032.20	0.33%	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	0.33%	$1.66
WisdomTree Fundamental U.S. Corporate Bond Fund
Actual[6]	$1,000.00	$1,018.90	0.18%[6]	$0.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	0.18%[6]	$0.91
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
Actual[7]	$1,000.00	$1,013.40	0.38%[7]	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.38%[7]	$1.91
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund
Actual[6]	$1,000.00	$1,006.60	0.18%[6]	$0.32
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	0.18%[6]	$0.91

WisdomTree Trust Annual Report June 30, 2016	23

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio Based on the Period‡ 1/1/16 to 6/30/16	Expenses Paid During the Period† 1/1/16 to 6/30/16
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
Actual[7]	$1,000.00	$1,017.30	0.38%[7]	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.38%[7]	$1.91
WisdomTree Dynamic Bearish U.S. Equity Fund
Actual	$1,000.00	$990.80	0.48%[8]	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.48%[8]	$2.41
WisdomTree Dynamic Long/Short U.S. Equity Fund
Actual	$1,000.00	$1,070.10	0.48%[8]	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.48%[8]	$2.41

‡	The annualized expense ratio does not include AFFEs, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

†	Unless otherwise indicated in the footnotes below, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period).

[1]

Fund commenced operations on January 7, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 176/366 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through January 5, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]

Fund commenced operations on January 7, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 176/366 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through January 5, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[3]

Fund commenced operations on April 7, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 85/366 (to reflect the period since commencement of operations).

[4]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[5]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[6]

Fund commenced operations on April 27, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 65/366 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[7]

Fund commenced operations on April 27, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 65/366 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[8]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through December 10, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

24	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Austria – 1.0%
Andritz AG	153	$7,219
Erste Group Bank AG*	318	7,175
EVN AG	241	2,747
Oesterreichische Post AG*	128	4,125
OMV AG	363	10,169
Telekom Austria AG*	522	3,027
UNIQA Insurance Group AG	402	2,400
Verbund AG	312	4,405
Voestalpine AG	215	7,170

Total Austria		48,437
Belgium – 6.6%
Ackermans & van Haaren N.V.	12	1,469
Ageas	245	8,434
Anheuser-Busch InBev N.V.	1,588	207,469
Bekaert S.A.	100	4,329
bpost S.A.	404	10,271
Cie d’Entreprises CFE	39	3,543
Cofinimmo S.A.	44	5,169
Colruyt S.A.	152	8,371
D’ieteren S.A./N.V.	64	2,761
Delhaize Group	53	5,566
Elia System Operator S.A./N.V.	79	4,416
Euronav N.V.	597	5,468
Melexis N.V.	40	2,502
Proximus SADP	449	14,204
Solvay S.A.	114	10,560
UCB S.A.	53	3,957
Umicore S.A.	112	5,757
Warehouses De Pauw	27	2,527

Total Belgium		306,773
Finland – 4.9%
Amer Sports Oyj	50	1,364
Cargotec Oyj Class B	48	1,942
Elisa Oyj	204	7,796
Fortum Oyj	2,210	35,306
Huhtamaki Oyj	92	3,800
Kemira Oyj	198	2,345
Kesko Oyj Class B	124	5,251
Kone Oyj Class B	544	24,930
Konecranes Oyj	126	3,172
Metso Oyj	244	5,701
Neste Oyj	294	10,494
Nokia Oyj	9,525	54,020
Nokian Renkaat Oyj	195	6,939
Orion Oyj Class B	168	6,495
Sampo Oyj Class A	760	30,843
Stora Enso Oyj Class R	521	4,156
Tieto Oyj	74	2,017
UPM-Kymmene Oyj	744	13,555
Valmet Oyj	184	2,443
Wartsila Oyj Abp	190	7,715

Total Finland		230,284
France – 26.0%
Accor S.A.	125	4,817
Aeroports de Paris	59	6,491
Air Liquide S.A.	186	19,436
Airbus Group SE	616	35,401
Alten S.A.	32	1,889
Amundi S.A.(a)	206	8,571
Arkema S.A.	56	4,297
Atos SE	36	2,981
AXA S.A.	2,183	43,181
BNP Paribas S.A.	1,238	54,677
Bollore S.A.	870	2,948
Bouygues S.A.	231	6,654
Bureau Veritas S.A.	284	5,996
Capgemini S.A.	68	5,908
Carrefour S.A.	276	6,810
Casino Guichard Perrachon S.A.	143	7,978
Christian Dior SE	103	16,569
Cie de Saint-Gobain	387	14,770
Cie Generale des Etablissements Michelin	128	12,117
CNP Assurances	940	13,905
Coface S.A.	384	2,607
Credit Agricole S.A.	3,979	33,419
Danone S.A.	376	26,487
Dassault Systemes	64	4,855
Edenred	271	5,568
Eiffage S.A.	32	2,283
Electricite de France S.A.	3,918	47,749
Engie S.A.	3,229	52,051
Essilor International S.A.	56	7,394
Euler Hermes Group	94	7,859
Eurazeo S.A.	57	3,388
Fonciere Des Regions	42	3,733
Gaztransport Et Technigaz S.A.	59	1,796
Groupe Eurotunnel SE Registered Shares	127	1,347
Havas S.A.	253	1,960
Hermes International	29	10,856
ICADE	76	5,376
Imerys S.A.	64	4,090
JCDecaux S.A.	92	3,106
Kering	76	12,281
Klepierre	243	10,758
L’Oreal S.A.	247	47,198
Legrand S.A.	122	6,277
LVMH Moet Hennessy Louis Vuitton SE	259	39,132
Metropole Television S.A.	188	3,133
Natixis S.A.	5,441	20,606
Nexity S.A.*	84	4,264
Orange S.A.	2,110	34,353
Pernod Ricard S.A.	85	9,453
Plastic Omnium S.A.	49	1,377
Publicis Groupe S.A.	122	8,204
Remy Cointreau S.A.	28	2,410
Renault S.A.	146	11,101

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	25

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2016

Investments	Shares	Value
Rexel S.A.*	276	$3,469
Rubis SCA	24	1,838
Safran S.A.	200	13,536
Sanofi	1,064	88,559
Schneider Electric SE	480	28,295
SCOR SE	291	8,672
SEB S.A.	28	3,388
Societe BIC S.A.	67	9,449
Societe Generale S.A.	969	30,368
Sodexo S.A.	84	9,030
SPIE S.A.	128	2,299
Suez	91	1,423
Tarkett S.A.	52	1,702
Technip S.A.	127	6,887
Teleperformance	28	2,394
Television Francaise 1	210	2,230
Thales S.A.	116	9,667
TOTAL S.A.	2,935	141,446
Unibail-Rodamco SE	73	18,949
Valeo S.A.	98	4,369
Veolia Environnement S.A.	205	4,434
Vicat S.A.	45	2,545
Vinci S.A.	387	27,383
Vivendi S.A.	3,792	71,195
Wendel S.A.	24	2,483

Total France		1,207,877
Germany – 25.1%
Aareal Bank AG	84	2,638
adidas AG	118	16,839
Allianz SE Registered Shares	633	89,873
AURELIUS SE & Co. KGaA	40	2,342
Aurubis AG	36	1,633
Axel Springer SE	103	5,392
BASF SE	1,179	89,905
Bayer AG Registered Shares	710	70,990
Bayerische Motoren Werke AG	825	60,299
Bechtle AG	20	2,098
Beiersdorf AG	70	6,602
Bertrandt AG	18	1,760
Brenntag AG	89	4,294
Carl Zeiss Meditec AG Bearer Shares	64	2,591
Celesio AG	321	9,058
Commerzbank AG	1,343	8,689
Continental AG	93	17,492
Covestro AG(a)	80	3,550
Daimler AG Registered Shares	1,811	107,678
Deutsche Boerse AG	164	13,399
Deutsche Lufthansa AG Registered Shares	620	7,253
Deutsche Post AG Registered Shares	1,251	34,988
Deutsche Telekom AG Registered Shares	4,844	82,228
Deutsche Wohnen AG Bearer Shares	248	8,410
DMG MORI AG*	60	2,820
Drillisch AG	88	3,367
Duerr AG	35	2,644
E.ON SE	3,568	35,778
ElringKlinger AG	90	1,764
Evonik Industries AG	636	18,894
Fielmann AG	49	3,573
Fraport AG Frankfurt Airport Services Worldwide	22	1,174
Freenet AG	77	1,974
Fresenius Medical Care AG & Co. KGaA	85	7,368
Fresenius SE & Co. KGaA	147	10,749
Fuchs Petrolub SE	48	1,725
GEA Group AG	128	6,012
Hamburger Hafen und Logistik AG	151	2,255
Hannover Rueck SE	200	20,844
HeidelbergCement AG	66	4,947
Hella KGaA Hueck & Co.	112	3,579
Henkel AG & Co. KGaA	136	14,636
Hochtief AG	75	9,640
Hugo Boss AG	148	8,369
Infineon Technologies AG	480	6,919
K+S AG Registered Shares	296	6,033
KION Group AG	52	2,509
Krones AG	20	2,106
LANXESS AG	36	1,571
LEG Immobilien AG*	64	5,965
Linde AG	151	21,028
MAN SE	164	16,742
Merck KGaA	93	9,407
METRO AG	337	10,284
MTU Aero Engines AG	18	1,676
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	217	36,222
NORMA Group SE	39	1,842
OSRAM Licht AG	76	3,929
ProSiebenSat.1 Media SE*	154	6,709
Rheinmetall AG	22	1,300
SAP SE	603	44,991
Siemens AG Registered Shares	1,044	106,484
Software AG	58	1,968
STADA Arzneimittel AG*	56	2,889
Suedzucker AG	122	2,680
Symrise AG	35	2,378
Talanx AG	424	12,544
Telefonica Deutschland Holding AG	6,193	25,408
ThyssenKrupp AG	113	2,261
TUI AG	811	9,163
United Internet AG Registered Shares	22	909
Volkswagen AG	24	3,210
Wacker Chemie AG	38	3,312
Wacker Neuson SE	94	1,454

Total Germany		1,166,006
Ireland – 0.7%
C&C Group PLC	338	1,325
CRH PLC	621	17,937
Glanbia PLC	119	2,238
Kerry Group PLC Class A	44	3,904

See Notes to Financial Statements.

26	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2016

Investments	Shares	Value
Paddy Power Betfair PLC	20	$2,100
Smurfit Kappa Group PLC	216	4,751

Total Ireland		32,255
Italy – 10.5%
A2A SpA	2,749	3,598
ACEA SpA	154	1,870
Anima Holding SpA(a)	784	3,667
Assicurazioni Generali SpA	3,005	35,220
Atlantia SpA	922	22,913
Azimut Holding SpA	88	1,426
Banca Generali SpA	279	5,561
Banca Mediolanum SpA	1,087	7,409
Banca Popolare dell’Emilia Romagna SC	622	2,265
Banca Popolare di Sondrio SCARL	1,068	2,736
Banco Popolare	854	2,034
Brembo SpA	56	3,074
Davide Campari-Milano SpA	320	3,157
De’ Longhi SpA	142	3,373
DiaSorin SpA	40	2,444
Enel SpA	13,641	60,315
Eni SpA	6,713	108,287
FinecoBank Banca Fineco SpA	356	2,314
Hera SpA	1,635	4,465
Industria Macchine Automatiche SpA	52	3,122
Infrastrutture Wireless Italiane SpA(a)	668	2,942
Intesa Sanpaolo SpA	27,964	52,875
Intesa Sanpaolo SpA RSP	1,638	2,910
Iren SpA	2,290	3,536
Luxottica Group SpA	252	12,217
MARR SpA	116	2,192
Mediobanca SpA	1,182	6,769
Moncler SpA	85	1,335
Parmalat SpA	811	2,110
Poste Italiane SpA(a)	2,021	13,381
Prysmian SpA	200	4,364
Recordati SpA	196	5,879
Salvatore Ferragamo SpA	171	3,467
Saras SpA	3,206	5,553
Snam SpA	5,655	33,674
Societa Cattolica di Assicurazioni SCRL	659	4,151
Societa Iniziative Autostradali e Servizi SpA	170	1,463
Telecom Italia SpA RSP*	3,238	2,076
Terna Rete Elettrica Nazionale SpA	2,521	13,987
UniCredit SpA	9,995	21,875
Unione di Banche Italiane SpA	1,901	5,225
Unipol Gruppo Finanziario SpA	1,764	4,127
UnipolSai SpA	3,014	4,510

Total Italy		489,868
Netherlands – 6.2%
Aalberts Industries N.V.	42	1,262
ABN AMRO Group CVA N.V.(a)	693	11,467
Aegon N.V.	2,914	11,428
Akzo Nobel N.V.	195	12,212
Arcadis N.V.	142	2,141
ASM International N.V.	60	2,323
ASML Holding N.V.	164	16,104
BE Semiconductor Industries N.V.	79	2,147
Boskalis Westminster	88	3,020
Flow Traders(a)	104	3,577
Gemalto N.V.	31	1,887
GrandVision N.V.(a)	123	3,193
Heineken Holding N.V.	181	14,711
Heineken N.V.	313	28,781
ING Groep N.V. CVA	7,238	73,809
Koninklijke Ahold N.V.	654	14,459
Koninklijke DSM N.V.	212	12,245
Koninklijke KPN N.V.	3,144	11,369
Koninklijke Philips N.V.	1,068	26,572
Koninklijke Vopak N.V.	104	5,187
NN Group N.V.	562	15,481
Randstad Holding N.V.	82	3,294
Wolters Kluwer N.V.	308	12,510

Total Netherlands		289,179
Portugal – 1.1%
CTT – Correios de Portugal S.A.	185	1,462
EDP – Energias de Portugal S.A.	6,178	18,902
Galp Energia, SGPS, S.A.	1,040	14,442
Jeronimo Martins, SGPS, S.A.	504	7,928
Navigator Co. S.A. (The)	948	2,648
NOS, SGPS S.A.	688	4,166

Total Portugal		49,548
Spain – 15.5%
Abertis Infraestructuras S.A.	1,241	18,199
Acciona S.A.	42	3,044
Acerinox S.A.	364	4,016
ACS Actividades de Construccion y Servicios S.A.	473	12,819
Almirall S.A.	141	2,101
Amadeus IT Holding S.A. Class A	261	11,388
Atresmedia Corp. de Medios de Comunicaion S.A.	269	2,606
Banco Bilbao Vizcaya Argentaria S.A.	13,047	73,400
Banco de Sabadell S.A.	7,767	10,173
Banco Santander S.A.	22,048	83,991
Bankia S.A.	22,467	16,124
Bankinter S.A.	374	2,397
Bolsas y Mercados Espanoles SHMSF S.A.	240	6,676
CaixaBank S.A.	13,456	29,405
Cia de Distribucion Integral Logista Holdings S.A.	164	3,443
Distribuidora Internacional de Alimentacion S.A.*	674	3,895
Ebro Foods S.A.	220	5,030
EDP Renovaveis S.A.	341	2,568
Enagas S.A.	351	10,647
Endesa S.A.	1,471	29,465
Ferrovial S.A.	733	14,202
Gas Natural SDG S.A.	1,648	32,342
Grifols S.A.	150	3,376
Grupo Catalana Occidente S.A.	91	2,501

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	27

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2016

Investments	Shares	Value
Iberdrola S.A.	8,891	$60,124
Industria de Diseno Textil S.A.	1,885	62,636
Mapfre S.A.	6,815	14,824
Mediaset Espana Comunicacion S.A.	427	4,775
Obrascon Huarte Lain S.A.*	668	2,323
Prosegur Cia de Seguridad S.A.	640	3,839
Red Electrica Corp. S.A.	180	16,032
Repsol S.A.	3,113	39,460
Sacyr S.A.	1,948	3,157
Telefonica S.A.	13,430	126,224
Zardoya Otis S.A.	278	2,597

Total Spain		719,799
Switzerland – 0.2%
STMicroelectronics N.V.	1,941	11,299
United Kingdom – 1.8%
CNH Industrial N.V.	1,074	7,732
Unilever N.V. CVA	1,654	77,010

Total United Kingdom		84,742
TOTAL COMMON STOCKS (Cost: $4,619,465)		4,636,067
RIGHTS – 0.0%
Spain – 0.0%
Acerinox S.A., expiring 7/13/16*	364	183
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16*	473	333

TOTAL RIGHTS (Cost: $552)		516
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $4,620,017)		4,636,583
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		18,159

NET ASSETS – 100.0%		$4,654,742
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

RSP	– Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	EUR	366,086	USD	407,986	$1,283
7/5/2016	EUR	480,472	USD	535,481	1,701
7/5/2016	EUR	480,493	USD	535,481	1,677
7/5/2016	EUR	480,474	USD	535,481	1,699
7/5/2016	EUR	480,457	USD	535,481	1,717
7/5/2016	EUR	1,354	USD	1,501	(3)
7/5/2016	EUR	360	USD	399	(1)
7/5/2016	USD	58,049	EUR	51,169	(1,202)
7/5/2016	USD	523,290	EUR	471,006	(26)
7/5/2016	USD	523,290	EUR	471,020	(11)
7/5/2016	USD	523,290	EUR	471,008	(24)
7/5/2016	USD	523,290	EUR	471,006	(27)
7/5/2016	USD	398,701	EUR	358,873	(11)
8/2/2016	EUR	433,958	USD	482,598	8
8/2/2016	EUR	433,943	USD	482,598	24
8/2/2016	EUR	433,964	USD	482,598	1
8/2/2016	EUR	433,963	USD	482,598	2
8/2/2016	EUR	330,651	USD	367,697	(9)
					$6,798

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

28	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 7.4%
AGL Energy Ltd.	18,691	$268,465
Amcor Ltd.	22,308	247,995
Ansell Ltd.	3,216	43,511
Aristocrat Leisure Ltd.	14,672	150,762
Asaleo Care Ltd.	44,224	69,151
Asciano Ltd.	15,677	103,540
ASX Ltd.	4,824	164,368
Aurizon Holdings Ltd.	49,449	177,471
Australia & New Zealand Banking Group Ltd.	85,733	1,539,743
Bank of Queensland Ltd.	600	4,731
Bendigo & Adelaide Bank Ltd.	5,627	40,223
BHP Billiton Ltd.	104,436	1,450,281
Boral Ltd.	25,725	119,143
Brickworks Ltd.	6,377	68,186
Caltex Australia Ltd.	1,810	42,992
carsales.com Ltd.	431	3,954
CIMIC Group Ltd.	12,863	342,406
Cleanaway Waste Management Ltd.	120,191	71,595
Cochlear Ltd.	1,809	163,322
Commonwealth Bank of Australia	42,201	2,336,918
Computershare Ltd.	14,068	96,056
Cover-More Group Ltd.	31,755	28,610
Crown Resorts Ltd.	15,677	147,198
CSL Ltd.	4,419	369,116
CSR Ltd.	33,162	89,880
Downer EDI Ltd.	30,750	87,007
Fairfax Media Ltd.	144,522	100,078
Fortescue Metals Group Ltd.	78,445	204,436
Genworth Mortgage Insurance Australia Ltd.	22,349	45,763
GrainCorp Ltd. Class A	1,604	10,307
Harvey Norman Holdings Ltd.	36,976	126,924
Healthscope Ltd.	38,383	81,739
Iluka Resources Ltd.	15,906	76,865
Incitec Pivot Ltd.	34,166	75,557
Insurance Australia Group Ltd.	85,020	345,017
IOOF Holdings Ltd.	7,435	43,348
IRESS Ltd.	11,054	89,634
JB Hi-Fi Ltd.	3,617	64,907
Macquarie Group Ltd.	5,169	265,185
Magellan Financial Group Ltd.	5,226	86,581
National Australia Bank Ltd.	75,300	1,425,819
Navitas Ltd.	24,317	99,404
NIB Holdings Ltd.	35,569	111,765
Origin Energy Ltd.	33,162	141,981
Perpetual Ltd.	3,792	116,103
Platinum Asset Management Ltd.	25,524	109,470
Premier Investments Ltd.	11,054	117,371
Primary Health Care Ltd.	29,946	88,076
QBE Insurance Group Ltd.	27,567	214,090
Qube Holdings Ltd.	48,041	79,055
REA Group Ltd.	2,815	124,694
Rio Tinto Ltd.	13,774	466,653
Santos Ltd.	27,535	95,132
Select Harvests Ltd.	10,852	54,462
Sonic Healthcare Ltd.	11,254	180,583
Star Entertainment Grp Ltd. (The)	10,340	41,575
Steadfast Group Ltd.	61,709	90,748
Suncorp Group Ltd.	35,769	324,397
Super Retail Group Ltd.	9,445	61,677
Tabcorp Holdings Ltd.	28,540	97,117
Tatts Group Ltd.	12,464	35,452
Technology One Ltd.	24,318	93,614
Telstra Corp., Ltd.	325,353	1,346,954
TPG Telecom Ltd.	10,450	92,595
Treasury Wine Estates Ltd.	19,093	131,220
Wesfarmers Ltd.	14,333	427,961
Westpac Banking Corp.	90,297	1,976,713

Total Australia		17,987,646
Austria – 0.3%
EVN AG	14,873	169,528
OMV AG	10,049	281,498
Voestalpine AG	7,910	263,804

Total Austria		714,830
Belgium – 1.9%
Ackermans & van Haaren N.V.	1,809	221,470
Ageas	6,230	214,454
Anheuser-Busch InBev N.V.	24,518	3,203,219
bpost S.A.	6,030	153,307
Colruyt S.A.	4,221	232,473
Delhaize Group	1,809	189,978
Euronav N.V.	3,618	33,136
Proximus SADP	10,453	330,673
UCB S.A.	1,072	80,031

Total Belgium		4,658,741
China – 3.0%
Beijing Enterprises Holdings Ltd.	27,000	152,437
China Everbright International Ltd.	95,000	105,311
China Jinmao Holdings Group Ltd.	402,000	112,963
China Mobile Ltd.	324,000	3,702,344
China Overseas Land & Investment Ltd.	98,000	309,489
China Power International Development Ltd.	201,000	73,840
China Resources Power Holdings Co., Ltd.	104,000	154,969
China South City Holdings Ltd.	402,000	77,727
CITIC Ltd.	460,000	668,837
CNOOC Ltd.	1,148,000	1,423,541
Fosun International Ltd.	100,500	129,545
Guotai Junan International Holdings Ltd.	202,000	68,479
Lenovo Group Ltd.	364,000	219,115
Shanghai Industrial Holdings Ltd.	41,000	92,591
Shenzhen Investment Ltd.	280,000	111,524

Total China		7,402,712
Denmark – 1.1%
AP Moeller – Maersk A/S Class B	104	135,187
Coloplast A/S Class B	3,216	239,010

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	29

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
Danske Bank A/S	14,474	$379,097
DSV A/S	1,207	50,502
GN Store Nord A/S	2,813	50,532
Novo Nordisk A/S Class B	18,586	993,855
Novozymes A/S Class B	2,010	95,926
Pandora A/S	1,404	190,155
Rockwool International A/S Class B	402	72,515
Royal Unibrew A/S	2,412	107,331
SimCorp A/S	603	29,498
Sydbank A/S	2,211	55,202
Tryg A/S	7,839	139,297
Vestas Wind Systems A/S	2,010	135,815

Total Denmark		2,673,922
Finland – 1.6%
Elisa Oyj	5,829	222,765
F-Secure Oyj	22,107	65,574
Fortum Oyj	28,744	459,198
Kesko Oyj Class B	3,617	153,178
Kone Oyj Class B	10,852	497,311
Metso Oyj	5,828	136,161
Neste Oyj	4,421	157,807
Nokia Oyj	142,799	809,870
Nokian Renkaat Oyj	4,019	143,011
Orion Oyj Class B	4,020	155,417
Sampo Oyj Class A	13,666	554,607
Tieto Oyj	5,024	136,968
UPM-Kymmene Oyj	16,681	303,921

Total Finland		3,795,788
France – 10.8%
Accor S.A.	3,044	117,312
Aeroports de Paris	1,408	154,904
Airbus Group SE	10,688	614,233
Alten S.A.	1,809	106,816
Arkema S.A.	1,206	92,540
AXA S.A.	58,286	1,152,924
BioMerieux	1,005	136,381
BNP Paribas S.A.	28,733	1,269,016
Bouygues S.A.	8,239	237,340
Bureau Veritas S.A.	8,138	171,822
Capgemini S.A.	1,608	139,697
Casino Guichard Perrachon S.A.	3,215	179,371
Christian Dior SE	2,622	421,789
Cie de Saint-Gobain	9,245	352,851
CNP Assurances	17,485	258,643
Credit Agricole S.A.	25,847	217,083
Danone S.A.	8,750	616,396
Dassault Systemes	1,408	106,805
Edenred	7,234	148,637
Electricite de France S.A.	85,450	1,041,389
Elior Participations SCA(a)	3,818	83,242
Engie S.A.	68,945	1,111,385
Essilor International S.A.	1,609	212,447
Gaztransport Et Technigaz S.A.	1,206	36,717
Havas S.A.	11,722	90,819
Hermes International	750	280,751
Iliad S.A.	201	40,752
Imerys S.A.	3,426	218,966
Ingenico Group S.A.	402	46,938
Ipsen S.A.	1,809	111,398
Kering	2,031	328,184
Klepierre	6,111	270,542
L’Oreal S.A.	5,498	1,050,576
Legrand S.A.	4,526	232,854
LVMH Moet Hennessy Louis Vuitton SE	6,396	966,366
Metropole Television S.A.	5,829	97,136
Natixis S.A.	129,364	489,931
Neopost S.A.	2,413	55,705
Nexity S.A.*	2,815	142,903
Orange S.A.	58,696	955,628
Pernod Ricard S.A.	2,212	245,988
Publicis Groupe S.A.	2,011	135,231
Remy Cointreau S.A.	1,207	103,881
Renault S.A.	4,413	335,535
Rexel S.A.*	3,705	46,573
Rubis SCA	1,608	123,137
Safran S.A.	5,632	381,168
Sanofi	25,227	2,099,702
Schneider Electric SE	11,889	700,821
Societe Generale S.A.	17,497	548,354
Sodexo S.A.	1,809	194,459
Suez	4,767	74,566
Technip S.A.	1,035	56,129
Teleperformance	1,207	103,210
Television Francaise 1	7,437	78,978
Thales S.A.	2,815	234,581
TOTAL S.A.	71,760	3,458,329
Unibail-Rodamco SE	1,206	313,045
Valeo S.A.	3,060	136,422
Veolia Environnement S.A.	13,467	291,294
Vicat S.A.	1,989	112,473
Vinci S.A.	11,551	817,307
Vivendi S.A.	80,470	1,510,828

Total France		26,461,200
Germany – 7.3%
adidas AG	3,027	431,957
Allianz SE Registered Shares	11,024	1,565,180
AURELIUS SE & Co. KGaA	1,207	70,680
Axel Springer SE	3,014	157,793
BASF SE	18,561	1,415,380
Bayer AG Registered Shares	3,321	332,052
Bayerische Motoren Werke AG	6,073	443,872
Bechtle AG	1,207	126,609
Beiersdorf AG	2,443	230,396
Bertrandt AG	604	59,049
Brenntag AG	2,413	116,424

See Notes to Financial Statements.

30	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
Carl Zeiss Meditec AG Bearer Shares	3,819	$154,583
Comdirect Bank AG	10,451	106,353
Commerzbank AG	37,634	243,498
Continental AG	1,755	330,087
CTS Eventim AG & Co. KGaA	3,617	110,202
Daimler AG Registered Shares	27,662	1,644,728
Deutsche Boerse AG	3,016	246,405
Deutsche Post AG Registered Shares	20,902	584,590
Deutsche Telekom AG Registered Shares	84,823	1,439,896
Deutsche Wohnen AG Bearer Shares	6,230	211,270
DMG MORI AG*	2,813	132,207
Drillisch AG	404	15,458
Duerr AG	1,206	91,093
E.ON SE	37,780	378,836
Evonik Industries AG	8,239	244,754
Fielmann AG	2,413	175,936
Fraport AG Frankfurt Airport Services Worldwide	2,010	107,240
Freenet AG	1,409	36,120
GEA Group AG	4,019	188,754
Gerresheimer AG	604	46,293
Hamburger Hafen und Logistik AG	2,612	39,015
Hannover Rueck SE	2,813	293,166
Henkel AG & Co. KGaA	3,014	324,360
Hochtief AG	1,020	131,108
Hugo Boss AG	1,946	110,041
Infineon Technologies AG	14,471	208,593
K+S AG Registered Shares	3,818	77,812
Krones AG	1,207	127,119
KUKA AG	804	95,126
LEG Immobilien AG*	1,608	149,862
Linde AG	2,244	312,494
MAN SE	2,413	246,331
Merck KGaA	3,619	366,069
METRO AG	6,632	202,394
OSRAM Licht AG	2,010	103,924
ProSiebenSat.1 Media SE*	5,426	236,389
RHOEN-KLINIKUM AG	4,623	135,229
SAP SE	11,457	854,822
Siemens AG Registered Shares	14,419	1,470,684
Software AG	2,815	95,524
Suedzucker AG	5,427	119,226
Talanx AG	6,833	202,151
Volkswagen AG	2,537	339,345
Wacker Chemie AG	1,006	87,688
Wirecard AG	1,005	44,057

Total Germany		17,810,224
Hong Kong – 2.8%
AIA Group Ltd.	120,600	720,527
Bank of East Asia Ltd. (The)	80,400	308,834
BOC Hong Kong Holdings Ltd.	256,000	765,563
CLP Holdings Ltd.	99,500	1,013,219
Dah Sing Banking Group Ltd.	80,400	148,406
Hang Seng Bank Ltd.	40,300	687,255
Hong Kong & China Gas Co., Ltd.	220,300	401,529
Hong Kong Exchanges and Clearing Ltd.	19,800	478,797
MTR Corp., Ltd.	101,000	510,341
New World Development Co., Ltd.	204,000	206,420
Power Assets Holdings Ltd.	67,500	618,188
Sino Land Co., Ltd.	396,000	646,222
Techtronic Industries Co., Ltd.	1,500	6,236
Wharf Holdings Ltd. (The)	36,000	217,867

Total Hong Kong		6,729,404
Ireland – 0.2%
CRH PLC	6,921	199,911
Grafton Group PLC	6,632	43,867
Greencore Group PLC	9,847	40,478
Paddy Power Betfair PLC	1,606	168,605

Total Ireland		452,861
Israel – 0.6%
Bank Hapoalim BM	20,828	104,922
Delek Automotive Systems Ltd.	12,058	100,851
First International Bank of Israel Ltd.	4,221	51,679
Frutarom Industries Ltd.	1,005	46,295
Harel Insurance Investments & Financial Services Ltd.	28,538	99,669
Israel Chemicals Ltd.	59,905	232,085
Mizrahi Tefahot Bank Ltd.	4,221	48,665
Nice Ltd.	805	50,188
Teva Pharmaceutical Industries Ltd.	12,867	646,507

Total Israel		1,380,861
Italy – 3.0%
A2A SpA	100,296	131,257
ACEA SpA	899	10,916
Anima Holding SpA(a)	22,009	102,938
Ansaldo STS SpA	4,823	54,867
Ascopiave SpA	23,715	71,135
Assicurazioni Generali SpA	36,291	425,349
Atlantia SpA	16,078	399,570
Banca Mediolanum SpA	19,293	131,495
Banca Popolare dell’Emilia Romagna SC	15,049	54,804
Banca Popolare di Milano SCARL	76,981	31,498
Banco Popolare	20,616	49,105
Credito Valtellinese	123,977	56,594
Davide Campari-Milano SpA	1,050	10,359
De’ Longhi SpA	1,608	38,193
DiaSorin SpA	2,211	135,097
Enel SpA	181,701	803,405
Eni SpA	123,811	1,997,194
ERG SpA	396	4,505
FinecoBank Banca Fineco SpA	1,197	7,779
Hera SpA	49,047	133,933
Intesa Sanpaolo SpA	430,732	814,444
Iren SpA	92,060	142,161
Luxottica Group SpA	4,678	226,798

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	31

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
Parmalat SpA	25,724	$66,930
Recordati SpA	7,236	217,048
Snam SpA	98,689	587,662
Terna Rete Elettrica Nazionale SpA	44,224	245,358
UniCredit SpA	151,981	332,621
Unione di Banche Italiane SpA	37,193	102,225

Total Italy		7,385,240
Japan – 16.5%
AIT Corp.	12,900	104,493
Alpen Co., Ltd.	4,400	71,882
Amada Holdings Co., Ltd.	40,000	402,378
Astellas Pharma, Inc.	45,400	708,061
Bank of Kyoto Ltd. (The)	26,000	157,891
Benesse Holdings, Inc.	3,100	72,552
Canon, Inc.	44,700	1,269,020
Chiba Bank Ltd. (The)	34,000	159,411
Dai-ichi Life Insurance Co., Ltd. (The)	20,100	220,808
Daicel Corp.	20,100	206,310
Daido Steel Co., Ltd.	40,000	136,076
Daihatsu Motor Co., Ltd.	19,900	256,630
Daiwa Securities Group, Inc.	69,000	361,512
Eagle Industry Co., Ltd.	10,300	118,472
FANUC Corp.	3,400	547,997
Fast Retailing Co., Ltd.	1,200	319,329
Fuji Heavy Industries Ltd.	19,800	671,258
Fujitsu Ltd.	43,000	156,760
Fukuoka Financial Group, Inc.	32,000	104,494
Gfoot Co., Ltd.	10,300	70,983
Gunma Bank Ltd. (The)	47,000	169,510
Hachijuni Bank Ltd. (The)	46,700	202,113
Hiday Hidaka Corp.	3,000	72,726
Hitachi Chemical Co., Ltd.	20,100	370,887
Hitachi Ltd.	115,000	475,178
Hitachi Metals Ltd.	18,500	185,559
Hokuhoku Financial Group, Inc.	352,000	398,011
Honda Motor Co., Ltd.	38,400	962,901
Hulic Co., Ltd.	20,100	210,032
Idemitsu Kosan Co., Ltd.	15,300	329,892
Iida Group Holdings Co., Ltd.	7,400	150,250
Isetan Mitsukoshi Holdings Ltd.	32,500	287,016
Isuzu Motors Ltd.	26,200	318,849
ITOCHU Corp.	40,300	486,908
Iyo Bank Ltd. (The)	34,500	209,509
J. Front Retailing Co., Ltd.	21,300	219,042
Japan Aviation Electronics Industry Ltd.	6,000	81,528
Japan Post Holdings Co., Ltd.	50,600	612,093
Japan Post Insurance Co., Ltd.	15,900	324,075
Japan Tobacco, Inc.	27,100	1,083,841
JSR Corp.	20,100	263,716
Kappa Create Co., Ltd.	6,200	77,417
Kawasaki Heavy Industries Ltd.	105,000	291,695
Kawasaki Kisen Kaisha Ltd.	157,000	367,287
KDDI Corp.	34,200	1,037,768
Keiyo Co., Ltd.	100,100	509,330
KFC Holdings Japan Ltd.	4,200	75,902
Komatsu Ltd.	39,900	688,206
Kuraray Co., Ltd.	20,200	239,234
Mazda Motor Corp.	12,600	166,911
McDonald’s Holdings Co., Japan Ltd.	7,400	201,608
Minebea Co., Ltd.	39,200	261,741
Mitsubishi Chemical Holdings Corp.	60,100	272,234
Mitsubishi Corp.	40,200	700,630
Mitsubishi Heavy Industries Ltd.	121,000	480,509
Mitsubishi Materials Corp.	89,000	210,810
Mitsubishi Motors Corp.	39,900	182,407
Mitsubishi Tanabe Pharma Corp.	4,300	77,248
Mitsubishi UFJ Financial Group, Inc.	250,800	1,114,531
Mitsui & Co., Ltd.	60,400	714,450
Mitsui Mining & Smelting Co., Ltd.	157,000	258,631
Mizuho Financial Group, Inc.	623,000	900,584
Modec, Inc.	3,300	50,309
MOS Food Services, Inc.	2,600	74,029
MS&AD Insurance Group Holdings, Inc.	15,000	383,298
Murata Manufacturing Co., Ltd.	1,800	199,669
Nachi-Fujikoshi Corp.	68,000	204,815
Nagaileben Co., Ltd.	3,100	74,335
Nakanishi, Inc.	2,300	67,818
NGK Spark Plug Co., Ltd.	12,700	189,281
Nippon Telegraph & Telephone Corp.	31,900	1,492,543
Nissan Motor Co., Ltd.	100,800	901,884
NOK Corp.	9,400	157,873
Nomura Real Estate Holdings, Inc.	19,900	345,083
NTN Corp.	123,000	326,114
NTT DOCOMO, Inc.	75,100	2,025,189
Oji Holdings Corp.	45,000	171,947
Panasonic Corp.	47,900	411,345
Resona Holdings, Inc.	80,000	290,087
Sega Sammy Holdings, Inc.	20,200	216,393
Seiko Epson Corp.	20,000	318,355
Sekisui House Ltd.	21,500	372,933
Shin-Etsu Chemical Co., Ltd.	10,400	604,394
SoftBank Group Corp.	5,800	327,285
Sojitz Corp.	100,500	236,090
Sompo Japan Nipponkoa Holdings, Inc.	14,200	373,513
Sony Financial Holdings, Inc.	19,500	217,448
Sparx Group Co., Ltd.	36,500	64,753
Sumco Corp.	11,100	70,004
Sumitomo Metal Mining Co., Ltd.	35,000	350,887
Sumitomo Mitsui Financial Group, Inc.	38,300	1,092,366
Sumitomo Mitsui Trust Holdings, Inc.	115,000	369,695
Sumitomo Rubber Industries Ltd.	14,900	197,960
Suzuki Motor Corp.	9,100	244,243
T&D Holdings, Inc.	20,200	169,118
Tabuchi Electric Co., Ltd.	77,400	264,815
Tokai Tokyo Financial Holdings, Inc.	34,800	146,541
Tokio Marine Holdings, Inc.	19,300	633,425

See Notes to Financial Statements.

32	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
Toyo Tire & Rubber Co., Ltd.	5,900	$63,722
Toyota Motor Corp.	67,500	3,324,008
Yahoo Japan Corp.	100,600	443,232
Yamaha Corp.	10,600	282,797
Yokohama Rubber Co., Ltd. (The)	6,600	81,833

Total Japan		40,190,515
Netherlands – 1.7%
Aalberts Industries N.V.	1,408	42,312
Akzo Nobel N.V.	3,018	189,000
Arcadis N.V.	3,151	47,521
ASM International N.V.	3,216	124,495
BE Semiconductor Industries N.V.	2,230	60,610
BinckBank N.V.	5,829	29,141
Brunel International N.V.	5,226	95,912
Corbion N.V.	2,813	67,518
Euronext N.V.(a)	1,608	59,201
Gemalto N.V.	805	48,999
Heineken N.V.	6,370	585,742
IMCD Group N.V.	1,809	71,495
ING Groep N.V. CVA	87,498	892,252
Koninklijke Ahold N.V.	13,467	297,727
Koninklijke DSM N.V.	2,664	153,868
Koninklijke KPN N.V.	52,657	190,415
Koninklijke Philips N.V.	14,966	372,350
Koninklijke Vopak N.V.	1,206	60,151
NN Group N.V.	5,223	143,873
Randstad Holding N.V.	2,012	80,815
Steinhoff International Holdings N.V.	25,000	143,257
Wessanen	9,446	99,693
Wolters Kluwer N.V.	5,476	222,415

Total Netherlands		4,078,762
New Zealand – 0.6%
Contact Energy Ltd.	35,367	130,476
EBOS Group Ltd.	11,456	133,481
Freightways Ltd.	24,719	113,903
Genesis Energy Ltd.	102,307	155,927
Kiwi Property Group Ltd.	110,743	117,518
Mainfreight Ltd.	4,824	57,135
Metlifecare Ltd.	33,564	132,191
Mighty River Power Ltd.	90,647	194,322
Port of Tauranga Ltd.	12,059	167,474
TrustPower Ltd.	30,348	166,426
Z Energy Ltd.	11,054	63,690

Total New Zealand		1,432,543
Norway – 1.5%
Atea ASA*	846	8,063
Austevoll Seafood ASA	18,891	157,464
DNB ASA	21,706	257,708
Entra ASA(a)	9,446	88,613
Gjensidige Forsikring ASA	12,861	213,173
Kongsberg Gruppen ASA	5,832	85,376
Leroy Seafood Group ASA	3,215	150,992
Marine Harvest ASA*	12,660	211,052
Norsk Hydro ASA	35,166	127,419
Orkla ASA	27,937	246,554
Salmar ASA	8,239	243,292
SpareBank 1 SR-Bank ASA	16,882	83,119
Statoil ASA	84,418	1,453,717
Telenor ASA	15,475	254,466
TGS Nopec Geophysical Co. ASA	1,610	26,205

Total Norway		3,607,213
Portugal – 0.3%
CTT – Correios de Portugal S.A.	8,440	66,704
EDP – Energias de Portugal S.A.	98,489	301,333
Galp Energia, SGPS, S.A.	16,079	223,287
Jeronimo Martins, SGPS, S.A.	9,446	148,595
REN – Redes Energeticas Nacionais, SGPS, S.A.	16,883	47,509

Total Portugal		787,428
Singapore – 2.0%
Asian Pay Television Trust	221,100	87,067
CapitaLand Ltd.	140,900	321,393
City Developments Ltd.	19,900	120,355
ComfortDelGro Corp., Ltd.	60,300	123,208
CWT Ltd.	60,300	96,326
DBS Group Holdings Ltd.	40,200	470,727
Great Eastern Holdings Ltd.	1,741	26,583
Hutchison Port Holdings Trust	703,400	320,047
Keppel Corp., Ltd.	40,300	164,685
M1 Ltd.	40,200	81,541
Olam International Ltd.	80,400	110,812
Oversea-Chinese Banking Corp., Ltd.	51,400	331,872
Pacc Offshore Services Holdings Ltd.	241,200	65,412
Pacific Radiance Ltd.	23,000	4,272
Rotary Engineering Ltd.	70,701	19,699
Sembcorp Industries Ltd.	60,300	126,344
Sembcorp Marine Ltd.	158,700	182,766
SIA Engineering Co., Ltd.	80,400	219,832
Singapore Airlines Ltd.	23,300	184,544
Singapore Exchange Ltd.	20,100	113,799
Singapore Technologies Engineering Ltd.	79,100	185,129
Singapore Telecommunications Ltd.	306,600	940,826
StarHub Ltd.	20,100	56,601
United Engineers Ltd.	40,300	65,575
United Overseas Bank Ltd.	40,000	547,440

Total Singapore		4,966,855
Spain – 4.4%
Amadeus IT Holding S.A. Class A	5,922	258,392
Atresmedia Corp. de Medios de Comunicaion S.A.	7,636	73,974
Banco Bilbao Vizcaya Argentaria S.A.	201,860	1,135,634
Banco Popular Espanol S.A.	169,085	216,210
Banco Santander S.A.	340,142	1,295,752

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	33

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
Bankia S.A.	403,361	$289,481
Bankinter S.A.	13,061	83,694
CaixaBank S.A.	209,618	458,065
Cia de Distribucion Integral Logista Holdings S.A.	5,226	109,701
Distribuidora Internacional de Alimentacion S.A.*	14,069	81,307
Duro Felguera S.A.	67,345	82,299
Ebro Foods S.A.	3,819	87,315
Enagas S.A.	6,432	195,111
Endesa S.A.	13,868	277,782
Ferrovial S.A.	17,991	348,471
Gas Natural SDG S.A.	23,514	461,460
Grifols S.A.	4,421	99,507
Grupo Catalana Occidente S.A.	3,818	104,937
Iberdrola S.A.	74,404	503,146
Industria de Diseno Textil S.A.	33,906	1,126,645
Mapfre S.A.	111,493	242,524
Mediaset Espana Comunicacion S.A.	9,245	103,375
Obrascon Huarte Lain S.A.*	37,597	130,735
Red Electrica Corp. S.A.	2,413	214,913
Repsol S.A.	46,435	588,607
Sacyr S.A.	122,384	198,369
Tecnicas Reunidas S.A.	1,407	41,829
Telefonica S.A.	159,955	1,503,358
Viscofan S.A.	2,211	121,907
Zardoya Otis S.A.	22,122	206,688

Total Spain		10,641,188
Sweden – 3.3%
AAK AB	2,211	156,443
AF AB Class B	5,828	96,472
Assa Abloy AB Class B	8,160	165,748
Atlas Copco AB Class A	17,687	453,620
Atrium Ljungberg AB Class B	12,059	194,277
Avanza Bank Holding AB	1,809	68,964
Axfood AB	7,437	141,671
Betsson AB*	746	6,172
Clas Ohlson AB Class B	385	6,555
Com Hem Holding AB	7,636	64,304
Electrolux AB Series B	4,019	108,388
Fabege AB	10,250	172,755
Hennes & Mauritz AB Class B	2,181	63,453
Hexpol AB	7,435	75,467
Husqvarna AB Class B	7,140	52,711
ICA Gruppen AB	4,020	133,657
Indutrade AB	7,842	153,736
Investment AB Latour Class B	4,421	164,782
Kinnevik AB Class B	7,232	170,713
Lifco AB Class B	3,617	103,523
Loomis AB Class B	2,212	53,703
Meda AB Class A	7,435	134,173
NetEnt AB*	8,448	82,758
Nordea Bank AB	122,500	1,025,086
Sandvik AB	35,367	349,592
Securitas AB Class B	8,843	134,951
Skandinaviska Enskilda Banken AB Class A	55,787	480,326
Skanska AB Class B	9,848	203,871
Svenska Cellulosa AB SCA Class B	9,647	306,283
Svenska Handelsbanken AB Class A	28,941	347,728
Swedbank AB Class A	31,002	642,894
Swedish Match AB	4,613	159,253
Tele2 AB Class B	4,020	34,897
Telefonaktiebolaget LM Ericsson Class B	59,700	453,068
Telia Co. AB	120,802	566,320
Thule Group AB (The)(a)	5,025	71,318
Trelleborg AB Class B	7,035	123,468
Volvo AB Class B	28,540	279,583
Wallenstam AB Class B	20,701	167,485

Total Sweden		8,170,168
Switzerland – 7.9%
ABB Ltd. Registered Shares*	30,749	603,491
Actelion Ltd. Registered Shares*	805	134,855
Adecco Group AG Registered Shares	1,111	55,755
Baloise Holding AG Registered Shares	1,005	111,621
Cie Financiere Richemont S.A. Registered Shares	5,627	327,789
Clariant AG Registered Shares*	2,614	44,085
Coca-Cola HBC AG*	6,432	129,834
Credit Suisse Group AG Registered Shares*	21,744	230,118
DKSH Holding AG	2,010	131,428
EMS-Chemie Holding AG Registered Shares	403	207,871
GAM Holding AG*	7,837	83,261
Geberit AG Registered Shares	604	228,159
Givaudan S.A. Registered Shares	201	403,568
Julius Baer Group Ltd.*	3,016	120,151
Kuehne + Nagel International AG Registered Shares	4,220	589,986
LafargeHolcim Ltd. Registered Shares*	8,038	334,490
Logitech International S.A. Registered Shares	5,024	81,481
Lonza Group AG Registered Shares*	1,441	238,441
Nestle S.A. Registered Shares	50,001	3,857,088
Novartis AG Registered Shares	41,031	3,375,729
OC Oerlikon Corp. AG Registered Shares*	812	7,118
Partners Group Holding AG	603	257,956
Roche Holding AG Genusschein	12,839	3,375,147
SGS S.A. Registered Shares	201	459,275
Sonova Holding AG Registered Shares	1,006	133,211
STMicroelectronics N.V.	37,678	219,338
Straumann Holding AG Registered Shares	403	158,747
Sulzer AG Registered Shares	1,206	104,482
Swiss Life Holding AG Registered Shares*	603	138,587
Swiss Re AG	4,810	418,443
Swisscom AG Registered Shares	753	373,099
Syngenta AG Registered Shares	1,409	541,066
UBS Group AG Registered Shares	50,246	648,319
Vontobel Holding AG Registered Shares	1,410	60,861
Zurich Insurance Group AG*	4,019	987,629

Total Switzerland		19,172,479

See Notes to Financial Statements.

34	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
United Kingdom – 21.0%
Abcam PLC	6,632	$68,266
Aberdeen Asset Management PLC	35,770	133,602
Admiral Group PLC	5,024	136,336
Aggreko PLC	6,230	106,435
Amec Foster Wheeler PLC	8,039	52,658
Ashmore Group PLC	28,339	112,590
AstraZeneca PLC	31,661	1,890,632
Aviva PLC	51,861	273,082
Babcock International Group PLC	8,240	99,633
BAE Systems PLC	88,837	622,288
Barclays PLC	217,434	402,863
BBA Aviation PLC	32,156	94,913
Bellway PLC	2,815	71,423
Berkeley Group Holdings PLC	4,823	162,668
BHP Billiton PLC	62,585	788,781
Big Yellow Group PLC	13,062	136,373
Bodycote PLC	9,848	67,799
Booker Group PLC	40,593	94,095
BP PLC	716,754	4,198,164
Brewin Dolphin Holdings PLC	15,073	48,520
British American Tobacco PLC	42,227	2,733,828
British Land Co. PLC (The)	20,700	167,968
Britvic PLC	4,823	37,717
BT Group PLC	117,817	645,741
Carnival PLC	3,215	142,258
Close Brothers Group PLC	2,612	39,561
CNH Industrial N.V.	21,303	153,359
Compass Group PLC	26,970	512,681
Countrywide PLC	9,646	31,670
Cranswick PLC	3,015	84,115
Croda International PLC	2,137	89,673
Dechra Pharmaceuticals PLC	8,843	138,546
Derwent London PLC	2,413	84,287
Diageo PLC	29,815	831,610
Direct Line Insurance Group PLC	26,730	123,206
Domino’s Pizza Group PLC	19,899	88,395
Drax Group PLC	3,618	15,656
DS Smith PLC	22,309	115,205
Dunelm Group PLC	11,255	118,635
easyJet PLC	9,446	137,134
Electrocomponents PLC	31,955	111,151
Essentra PLC	6,632	45,481
esure Group PLC	23,714	90,696
Foxtons Group PLC	18,489	27,558
Genus PLC	360	7,531
GlaxoSmithKline PLC	165,437	3,548,451
Greggs PLC	4,220	54,721
Halfords Group PLC	15,073	64,781
Halma PLC	13,065	177,622
Hammerson PLC	19,495	140,208
Hargreaves Lansdown PLC	9,244	153,602
Hays PLC	50,254	65,601
Hikma Pharmaceuticals PLC	2,211	72,857
HomeServe PLC	27,535	193,982
Howden Joinery Group PLC	14,069	72,239
HSBC Holdings PLC	556,758	3,467,573
Hunting PLC	11,455	73,503
IG Group Holdings PLC	9,847	106,558
IMI PLC	8,842	114,299
Imperial Brands PLC	28,977	1,570,182
Inchcape PLC	9,847	82,667
Informa PLC	19,092	185,929
Inmarsat PLC	4,422	47,557
Intertek Group PLC	3,014	140,173
Intu Properties PLC	42,001	162,882
ITV PLC	20,702	49,731
Jardine Lloyd Thompson Group PLC	9,044	113,586
John Wood Group PLC	5,628	51,762
Johnson Matthey PLC	2,614	97,878
Jupiter Fund Management PLC	20,298	99,203
Kingfisher PLC	41,397	178,470
Ladbrokes PLC	57,289	85,468
Land Securities Group PLC	13,467	187,048
Legal & General Group PLC	122,410	312,057
Lloyds Banking Group PLC	991,310	716,394
London Stock Exchange Group PLC	1,207	40,838
Mediclinic International PLC	3,016	44,148
Meggitt PLC	17,687	95,971
Melrose Industries PLC	4,019	22,874
Micro Focus International PLC	3,216	69,345
Mondi PLC	6,633	123,695
Moneysupermarket.com Group PLC	22,912	83,004
National Grid PLC	113,557	1,663,761
Old Mutual PLC	121,999	326,666
Pagegroup PLC	19,294	76,629
Pearson PLC	21,705	280,577
Pennon Group PLC	9,847	124,461
Persimmon PLC	8,039	155,502
PZ Cussons PLC	14,068	61,816
QinetiQ Group PLC	23,312	69,308
Reckitt Benckiser Group PLC	11,061	1,107,497
Redde PLC	26,731	56,102
RELX N.V.	16,681	289,281
RELX PLC	21,708	399,305
Renishaw PLC	2,010	58,656
Restaurant Group PLC (The)	11,256	43,275
Rightmove PLC	1,809	88,218
Rio Tinto PLC	27,686	849,024
Rotork PLC	25,523	73,868
Royal Dutch Shell PLC Class A	146,332	4,005,251
Royal Dutch Shell PLC Class B	96,284	2,654,051
Royal Mail PLC	26,328	176,328
SABMiller PLC	16,343	954,728
Saga PLC	31,754	81,756
Sage Group PLC (The)	19,293	166,480

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	35

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Investments	Shares	Value
Savills PLC	8,642	$70,818
Schroders PLC	4,824	151,932
Segro PLC	32,960	182,721
Severn Trent PLC	7,034	228,964
Sky PLC	36,573	414,594
Smith & Nephew PLC	11,657	197,438
Smiths Group PLC	9,646	148,677
Spirax-Sarco Engineering PLC	2,815	140,740
SSE PLC	30,350	630,487
St. James’s Place PLC	12,058	126,535
Stagecoach Group PLC	11,657	36,012
Standard Life PLC	43,822	171,995
TalkTalk Telecom Group PLC	1,838	5,386
Tate & Lyle PLC	15,476	138,301
Taylor Wimpey PLC	103,915	183,783
Ted Baker PLC	1,809	58,764
Telecom Plus PLC	4,623	64,396
Tullett Prebon PLC	14,471	58,847
Unilever N.V. CVA	29,219	1,360,433
Unilever PLC	17,130	819,569
United Utilities Group PLC	16,681	230,796
Vedanta Resources PLC	32,825	182,850
Victrex PLC	4,019	81,180
Vodafone Group PLC	814,037	2,477,298
Weir Group PLC (The)	5,225	100,651
WH Smith PLC	4,622	97,253
Whitbread PLC	2,011	93,876
William Hill PLC	570	1,962
WS Atkins PLC	5,025	89,006

Total United Kingdom		51,309,446
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $250,645,080)		241,810,026
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.8%		1,995,609

NET ASSETS – 100.0%		$243,805,635
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/1/2016	USD	22,190	EUR	20,000	$29
7/4/2016	GBP	84,399	SEK	950,000	(700)
7/5/2016	AUD	2,143,711	USD	1,551,048	(45,159)
7/5/2016	AUD	2,813,584	USD	2,035,746	(59,248)
7/5/2016	AUD	2,813,560	USD	2,035,746	(59,231)
7/5/2016	AUD	2,813,669	USD	2,035,746	(59,312)
7/5/2016	AUD	2,813,487	USD	2,035,746	(59,176)
7/5/2016	AUD	275,127	USD	200,912	(3,947)
7/5/2016	CHF	3,235,432	USD	3,259,106	(62,011)
7/5/2016	CHF	4,246,342	USD	4,277,573	(81,226)
7/5/2016	CHF	4,246,321	USD	4,277,573	$(81,205)
7/5/2016	CHF	4,246,389	USD	4,277,573	(81,275)
7/5/2016	CHF	4,246,206	USD	4,277,573	(81,086)
7/5/2016	CHF	408,015	USD	422,164	3,344
7/5/2016	DKK	1,502,806	USD	225,122	715
7/5/2016	DKK	1,972,139	USD	295,470	980
7/5/2016	DKK	1,972,092	USD	295,470	987
7/5/2016	DKK	1,972,233	USD	295,470	966
7/5/2016	DKK	1,972,073	USD	295,470	990
7/5/2016	DKK	194,412	USD	29,161	130
7/5/2016	EUR	5,446,956	USD	6,070,382	19,089
7/5/2016	EUR	7,148,902	USD	7,967,373	25,304
7/5/2016	EUR	7,148,922	USD	7,967,373	25,283
7/5/2016	EUR	7,149,217	USD	7,967,373	24,955
7/5/2016	EUR	7,148,678	USD	7,967,373	25,554
7/5/2016	EUR	704,910	USD	786,318	3,199
7/5/2016	GBP	290,647	CHF	377,542	(997)
7/5/2016	GBP	1,877,634	JPY	258,000,000	4,844
7/5/2016	GBP	5,045,216	USD	7,344,977	600,532
7/5/2016	GBP	6,622,048	USD	9,640,278	787,924
7/5/2016	GBP	6,622,162	USD	9,640,278	787,772
7/5/2016	GBP	6,622,071	USD	9,640,278	787,893
7/5/2016	GBP	6,621,852	USD	9,640,278	788,185
7/5/2016	GBP	676,248	USD	951,421	47,412
7/5/2016	ILS	463,121	USD	120,298	41
7/5/2016	ILS	607,735	USD	157,889	81
7/5/2016	ILS	607,683	USD	157,889	94
7/5/2016	ILS	607,788	USD	157,889	67
7/5/2016	ILS	607,735	USD	157,889	81
7/5/2016	ILS	60,478	USD	15,582	(122)
7/5/2016	JPY	316,710,989	USD	2,858,983	(228,170)
7/5/2016	JPY	415,699,288	USD	3,752,415	(299,630)
7/5/2016	JPY	415,677,524	USD	3,752,415	(299,418)
7/5/2016	JPY	415,708,669	USD	3,752,415	(299,721)
7/5/2016	JPY	415,684,653	USD	3,752,415	(299,487)
7/5/2016	JPY	38,458,482	USD	370,334	(4,542)
7/5/2016	NOK	803,365	USD	96,049	44
7/5/2016	NOK	1,054,401	USD	126,059	54
7/5/2016	NOK	1,054,380	USD	126,059	57
7/5/2016	NOK	1,054,359	USD	126,059	59
7/5/2016	NOK	1,054,366	USD	126,059	59
7/5/2016	NOK	105,233	USD	12,441	(135)
7/5/2016	NZD	64,450	USD	43,528	(2,373)
7/5/2016	NZD	84,589	USD	57,129	(3,115)
7/5/2016	NZD	84,590	USD	57,129	(3,116)
7/5/2016	NZD	84,591	USD	57,129	(3,117)
7/5/2016	NZD	84,587	USD	57,129	(3,114)
7/5/2016	NZD	8,083	USD	5,638	(119)
7/5/2016	SEK	5,658,337	USD	678,285	10,453
7/5/2016	SEK	7,426,122	USD	890,248	13,772
7/5/2016	SEK	7,426,716	USD	890,248	13,701
7/5/2016	SEK	7,426,237	USD	890,248	13,758
7/5/2016	SEK	7,426,603	USD	890,248	13,715
7/5/2016	SEK	739,945	USD	87,861	528
7/5/2016	SGD	543,297	USD	394,359	(9,309)
7/5/2016	SGD	712,988	USD	517,591	(12,157)
7/5/2016	SGD	712,914	USD	517,591	(12,102)
7/5/2016	SGD	712,922	USD	517,591	(12,108)

See Notes to Financial Statements.

36	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	SGD	713,007	USD	517,591	$(12,172)
7/5/2016	SGD	69,162	USD	51,082	(305)
7/5/2016	USD	113,448	AUD	152,031	(246)
7/5/2016	USD	2,054,114	AUD	2,758,544	(102)
7/5/2016	USD	2,054,114	AUD	2,758,570	(83)
7/5/2016	USD	2,054,114	AUD	2,758,600	(61)
7/5/2016	USD	1,565,040	AUD	2,101,910	42
7/5/2016	USD	2,054,114	AUD	2,758,544	(102)
7/5/2016	USD	238,381	CHF	228,483	(3,847)
7/5/2016	USD	4,316,168	CHF	4,204,811	—
7/5/2016	USD	4,316,168	CHF	4,204,595	(222)
7/5/2016	USD	4,316,168	CHF	4,204,686	(128)
7/5/2016	USD	3,288,509	CHF	3,203,764	101
7/5/2016	USD	4,316,168	CHF	4,204,811	—
7/5/2016	USD	16,466	DKK	107,922	(350)
7/5/2016	USD	298,136	DKK	1,996,657	15
7/5/2016	USD	298,136	DKK	1,996,656	15
7/5/2016	USD	227,153	DKK	1,521,273	11
7/5/2016	USD	298,136	DKK	1,996,657	15
7/5/2016	USD	298,136	DKK	1,996,557	—
7/5/2016	USD	444,007	EUR	391,385	(9,198)
7/5/2016	USD	8,039,258	EUR	7,236,238	(163)
7/5/2016	USD	8,039,258	EUR	7,236,023	(402)
7/5/2016	USD	8,039,258	EUR	7,236,056	(366)
7/5/2016	USD	8,039,258	EUR	7,236,017	(409)
7/5/2016	USD	6,125,153	EUR	5,513,288	(169)
7/5/2016	USD	537,235	GBP	365,490	(48,648)
7/5/2016	USD	9,727,257	GBP	7,276,306	(290)
7/5/2016	USD	9,727,257	GBP	7,276,159	(487)
7/5/2016	USD	9,727,257	GBP	7,276,197	(436)
7/5/2016	USD	9,727,257	GBP	7,276,159	(487)
7/5/2016	USD	7,411,247	GBP	5,543,855	(221)
7/5/2016	USD	8,799	ILS	33,926	11
7/5/2016	USD	159,313	ILS	613,487	(11)
7/5/2016	USD	159,313	ILS	613,346	(48)
7/5/2016	USD	159,313	ILS	613,498	(8)
7/5/2016	USD	159,313	ILS	613,500	(8)
7/5/2016	USD	121,385	ILS	467,443	(6)
7/5/2016	USD	209,115	JPY	21,814,877	3,526
7/5/2016	USD	3,786,271	JPY	388,425,969	(74)
7/5/2016	USD	3,786,271	JPY	388,413,853	(192)
7/5/2016	USD	3,786,271	JPY	388,414,231	(188)
7/5/2016	USD	2,884,778	JPY	295,958,029	84
7/5/2016	USD	3,786,271	JPY	388,414,231	(188)
7/5/2016	USD	7,025	NOK	57,973	(97)
7/5/2016	USD	127,197	NOK	1,077,045	1,514
7/5/2016	USD	127,197	NOK	1,064,325	(6)
7/5/2016	USD	127,197	NOK	1,064,325	(6)
7/5/2016	USD	96,913	NOK	810,987	3
7/5/2016	USD	127,197	NOK	1,064,378	—
7/5/2016	USD	3,184	NZD	4,480	7
7/5/2016	USD	57,644	NZD	80,934	(3)
7/5/2016	USD	57,644	NZD	80,936	(2)
7/5/2016	USD	57,644	NZD	80,935	(2)
7/5/2016	USD	57,644	NZD	80,938	—
7/5/2016	USD	43,922	NZD	61,673	1
7/5/2016	USD	49,612	SEK	408,584	(1,388)
7/5/2016	USD	898,280	SEK	7,610,476	(45)
7/5/2016	USD	898,280	SEK	7,610,477	$(45)
7/5/2016	USD	898,280	SEK	7,610,471	(46)
7/5/2016	USD	898,280	SEK	7,610,857	—
7/5/2016	USD	684,406	SEK	5,798,938	20
7/5/2016	USD	28,844	SGD	38,751	(52)
7/5/2016	USD	522,261	SGD	702,805	(79)
7/5/2016	USD	522,261	SGD	702,942	23
7/5/2016	USD	522,261	SGD	702,982	52
7/5/2016	USD	522,261	SGD	702,911	—
7/5/2016	USD	397,917	SGD	535,584	21
8/2/2016	DKK	1,842,779	USD	275,404	(47)
8/2/2016	DKK	1,842,666	USD	275,404	(30)
8/2/2016	DKK	1,403,871	USD	209,833	(12)
8/2/2016	DKK	178,146	USD	26,628	(1)
8/2/2016	DKK	1,842,592	USD	275,404	(19)
8/2/2016	DKK	1,842,685	USD	275,404	(33)
8/2/2016	EUR	7,243,425	USD	8,055,304	132
8/2/2016	EUR	7,243,184	USD	8,055,304	400
8/2/2016	EUR	7,243,535	USD	8,055,304	9
8/2/2016	EUR	7,243,516	USD	8,055,304	30
8/2/2016	EUR	5,519,024	USD	6,137,375	(148)
8/2/2016	EUR	700,372	USD	778,854	(7)
8/2/2016	GBP	6,338,603	USD	8,475,225	85
8/2/2016	GBP	6,338,987	USD	8,475,225	(428)
8/2/2016	GBP	6,338,517	USD	8,475,225	199
8/2/2016	GBP	4,829,111	USD	6,457,318	470
8/2/2016	GBP	613,060	USD	819,456	(247)
8/2/2016	GBP	6,338,574	USD	8,475,225	123
8/2/2016	ILS	588,773	USD	152,924	(39)
8/2/2016	ILS	588,475	USD	152,924	38
8/2/2016	ILS	588,681	USD	152,924	(15)
8/2/2016	ILS	588,730	USD	152,924	(28)
8/2/2016	ILS	448,482	USD	116,514	(2)
8/2/2016	ILS	56,914	USD	14,786	—
8/2/2016	NOK	1,052,298	USD	124,269	(1,481)
8/2/2016	NOK	1,039,894	USD	124,269	1
8/2/2016	NOK	1,039,908	USD	124,269	—
8/2/2016	NOK	792,376	USD	94,683	(6)
8/2/2016	NOK	100,548	USD	12,015	—
8/2/2016	NOK	1,039,927	USD	124,269	(3)
8/2/2016	NZD	63,076	USD	44,859	1
8/2/2016	NZD	63,077	USD	44,859	1
8/2/2016	NZD	63,076	USD	44,859	1
8/2/2016	NZD	63,078	USD	44,859	—
8/2/2016	NZD	48,065	USD	34,180	(2)
8/2/2016	NZD	6,099	USD	4,337	—
8/2/2016	SEK	7,142,759	USD	844,077	25
8/2/2016	SEK	7,142,859	USD	844,077	13
8/2/2016	SEK	7,142,845	USD	844,077	15
8/2/2016	SEK	7,143,193	USD	844,077	(26)
8/2/2016	SEK	5,442,695	USD	643,109	(48)
8/2/2016	SEK	690,661	USD	81,612	(3)
8/3/2016	AUD	820,109	USD	610,016	16
8/3/2016	AUD	820,101	USD	610,016	21
8/3/2016	AUD	820,099	USD	610,016	23
8/3/2016	AUD	820,123	USD	610,016	5
8/3/2016	AUD	624,895	USD	464,776	(24)
8/3/2016	AUD	79,298	USD	58,981	(1)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	37

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
8/3/2016	CHF	2,485,160	USD	2,555,645	$(160)
8/3/2016	CHF	2,485,378	USD	2,555,645	(383)
8/3/2016	CHF	2,485,482	USD	2,555,645	(491)
8/3/2016	CHF	1,893,497	USD	1,947,161	(162)
8/3/2016	CHF	240,319	USD	247,101	(50)
8/3/2016	CHF	2,485,112	USD	2,555,645	(110)
8/3/2016	JPY	428,046,172	USD	4,176,048	(96)
8/3/2016	JPY	428,028,633	USD	4,176,048	75
8/3/2016	JPY	428,052,854	USD	4,176,048	(162)
8/3/2016	JPY	428,044,502	USD	4,176,048	(80)
8/3/2016	JPY	326,148,978	USD	3,181,755	(250)
8/3/2016	JPY	41,388,269	USD	403,775	(21)
8/3/2016	SGD	640,409	USD	475,505	(214)
8/3/2016	SGD	640,210	USD	475,505	(67)
8/3/2016	SGD	640,317	USD	475,505	(146)
8/3/2016	SGD	640,238	USD	475,505	(87)
8/3/2016	SGD	487,864	USD	362,290	(113)
8/3/2016	SGD	61,901	USD	45,976	(6)
					$1,756,731

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

38	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 12.9%
Ainsworth Game Technology Ltd.	1,049	$1,687
ALS Ltd.	1,263	4,599
Altium Ltd.	434	2,088
Ansell Ltd.	357	4,830
AP Eagers Ltd.	338	3,002
APN Outdoor Group Ltd.	227	1,166
ARB Corp., Ltd.	153	1,907
Asaleo Care Ltd.	2,071	3,238
AUB Group Ltd.	254	1,910
Austal Ltd.	1,062	957
Automotive Holdings Group Ltd.	1,555	4,354
Beacon Lighting Group Ltd.	871	882
Blackmores Ltd.	29	2,837
Breville Group Ltd.	465	2,593
Brickworks Ltd.	267	2,855
BT Investment Management Ltd.	943	5,533
Cabcharge Australia Ltd.	656	1,558
carsales.com Ltd.	617	5,660
Cash Converters International Ltd.	2,525	818
Cedar Woods Properties Ltd.	455	1,474
Cleanaway Waste Management Ltd.	3,349	1,995
Corporate Travel Management Ltd.	86	897
CSG Ltd.	1,045	1,159
CSR Ltd.	2,756	7,470
Decmil Group Ltd.	1,850	985
Dicker Data Ltd.	651	868
Downer EDI Ltd.	2,001	5,662
DuluxGroup Ltd.	876	4,122
Eclipx Group Ltd.	654	1,787
ERM Power Ltd.	1,534	959
Estia Health Ltd.	781	2,681
Event Hospitality and Entertainment Ltd.	312	3,376
Evolution Mining Ltd.	1,501	2,604
Fairfax Media Ltd.	8,371	5,797
Flight Centre Travel Group Ltd.	375	8,818
Folkestone Education Trust	1,183	2,352
G8 Education Ltd.	1,658	4,679
Genworth Mortgage Insurance Australia Ltd.	4,707	9,638
GrainCorp Ltd. Class A	376	2,416
Greencross Ltd.	311	1,565
GUD Holdings Ltd.	289	1,960
GWA Group Ltd.	587	914
HFA Holdings Ltd.	907	1,547
Iluka Resources Ltd.	1,177	5,688
IMF Bentham Ltd.	776	881
Infomedia Ltd.	1,742	752
Invocare Ltd.	281	2,749
IOOF Holdings Ltd.	1,662	9,690
IPH Ltd.	384	1,836
IRESS Ltd.	529	4,290
JB Hi-Fi Ltd.	355	6,370
Lovisa Holdings Ltd.	403	696
MACA Ltd.	3,535	$3,317
McMillan Shakespeare Ltd.	298	3,035
Mineral Resources Ltd.	629	3,892
Monadelphous Group Ltd.	811	4,505
Monash IVF Group Ltd.	806	1,092
Mortgage Choice Ltd.	997	1,448
Myer Holdings Ltd.	944	787
MYOB Group Ltd.	671	1,724
MyState Ltd.	580	1,784
Navitas Ltd.	1,376	5,625
NIB Holdings Ltd.	1,208	3,796
Nine Entertainment Co. Holdings Ltd.	7,807	6,104
Northern Star Resources Ltd.	999	3,675
Nufarm Ltd.	184	1,010
Orora Ltd.	3,247	6,673
OZ Minerals Ltd.	765	3,218
Pacific Brands Ltd.	936	732
Pact Group Holdings Ltd.	1,091	4,899
Perpetual Ltd.	238	7,287
Premier Investments Ltd.	396	4,205
Primary Health Care Ltd.	1,830	5,382
Programmed Maintenance Services Ltd.	1,691	2,210
Qube Holdings Ltd.(a)	1,816	2,988
Regis Healthcare Ltd.	1,428	4,987
Regis Resources Ltd.	973	2,478
Retail Food Group Ltd.	554	2,281
Sandfire Resources NL	357	1,390
Select Harvests Ltd.	438	2,198
Servcorp Ltd.	350	1,801
Service Stream Ltd.	460	269
Seven Group Holdings Ltd.	1,600	7,160
Seven West Media Ltd.	9,964	7,864
SG Fleet Group Ltd.	579	1,569
Sigma Pharmaceuticals Ltd.	2,836	2,386
Sims Metal Management Ltd.	445	2,591
Sirtex Medical Ltd.	36	685
Slater & Gordon Ltd.	3,622	1,052
SmartGroup Corp. Ltd.	188	805
Southern Cross Media Group Ltd.	3,834	3,554
Spotless Group Holdings Ltd.	6,405	5,341
Steadfast Group Ltd.	1,478	2,174
Super Retail Group Ltd.	698	4,558
Technology One Ltd.	425	1,636
TFS Corp. Ltd.	850	892
Thorn Group Ltd.	1,255	1,299
Tox Free Solutions Ltd.	410	791
Villa World Ltd.	776	1,202
Virtus Health Ltd.	356	1,821
Webjet Ltd.	330	1,742
WPP AUNZ Ltd.	3,121	2,440

Total Australia		307,505
Austria – 1.2%
ams AG	125	3,458
Austria Technologie & Systemtechnik AG	95	1,139

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	39

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
RHI AG	137	$2,626
S IMMO AG*	193	1,801
Schoeller-Bleckmann Oilfield Equipment AG	20	1,207
UNIQA Insurance Group AG	1,954	11,666
Verbund AG	319	4,504
Wienerberger AG	102	1,428
Zumtobel Group AG	64	774

Total Austria		28,603
Belgium – 1.6%
Cie d’Entreprises CFE	63	5,724
Econocom Group S.A./N.V.*	204	2,337
Euronav N.V.	1,504	13,775
Ion Beam Applications	79	3,715
Ontex Group N.V.	92	2,888
Recticel S.A.	153	865
Rezidor Hotel Group AB	360	1,483
Warehouses De Pauw	76	7,113

Total Belgium		37,900
China – 1.8%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1,000	1,184
China South City Holdings Ltd.	41,774	8,077
China Travel International Investment Hong Kong Ltd.	19,956	5,762
CITIC Telecom International Holdings Ltd.	10,678	4,019
Dah Chong Hong Holdings Ltd.	3,779	1,778
Goldpac Group Ltd.	3,835	1,073
Guotai Junan International Holdings Ltd.	17,052	5,781
Shenwan Hongyuan HK Ltd.	2,326	1,178
Shougang Fushan Resources Group Ltd.	19,903	3,540
Shun Tak Holdings Ltd.	4,918	1,547
Sinotruk Hong Kong Ltd.	3,651	1,572
Yuexiu Property Co., Ltd.	52,638	6,446

Total China		41,957
Denmark – 1.1%
Alm Brand A/S	435	2,897
FLSmidth & Co. A/S	103	3,659
Matas A/S	183	3,102
NKT Holding A/S	19	957
Per Aarsleff Holding A/S	43	934
Rockwool International A/S Class B	11	1,984
Schouw & Co.	49	2,711
SimCorp A/S	34	1,663
Spar Nord Bank A/S	582	4,650
Sydbank A/S	152	3,795

Total Denmark		26,352
Finland – 2.6%
Cargotec Oyj Class B	92	3,722
Caverion Corp.	458	2,926
Citycon Oyj	603	1,371
Cramo Oyj	121	2,488
F-Secure Oyj	301	893
HKScan Oyj Class A	296	1,019
Kemira Oyj	623	7,378
Konecranes Oyj	231	$5,815
Lassila & Tikanoja Oyj	171	3,163
Oriola-KD Oyj Class B	357	1,618
PKC Group Oyj	86	1,618
Raisio Oyj Class V	491	2,111
Ramirent Oyj	556	4,256
Sanoma Oyj	283	1,652
Suominen Oyj	187	835
Technopolis Oyj	391	1,542
Tieto Oyj	263	7,170
Tikkurila Oyj	170	3,071
Uponor Oyj	192	3,025
Valmet Oyj	357	4,739
YIT Oyj	315	2,257

Total Finland		62,669
France – 2.4%
Albioma S.A.	117	1,800
Alten S.A.	63	3,720
Bourbon Corp.	285	3,312
Coface S.A.	772	5,240
Derichebourg S.A.	284	726
Gaztransport Et Technigaz S.A.	249	7,581
IPSOS	114	3,237
Jacquet Metal Service	122	1,609
Metropole Television S.A.	535	8,916
Neopost S.A.	329	7,595
Rallye S.A.	439	7,594
Saft Groupe S.A.	51	2,070
Tarkett S.A.	86	2,814

Total France		56,214
Germany – 4.1%
Aareal Bank AG	247	7,756
alstria office REIT-AG*	516	6,959
AURELIUS SE & Co. KGaA	111	6,500
Aurubis AG	104	4,717
BayWa AG	77	2,306
Bechtle AG	32	3,357
Bertrandt AG	19	1,858
CANCOM SE	18	887
Capital Stage AG	249	1,635
CompuGroup Medical SE	55	2,291
CropEnergies AG*	219	1,241
Drillisch AG	215	8,226
Elmos Semiconductor AG	71	874
ElringKlinger AG	118	2,312
Gerry Weber International AG	124	1,445
GFT Technologies SE	49	974
Grammer AG	20	804
Hamburger Hafen und Logistik AG	232	3,465
Indus Holding AG	55	2,554
Leoni AG	95	2,597
MLP AG	459	1,635
Nemetschek SE	24	1,293

See Notes to Financial Statements.

40	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
Pfeiffer Vacuum Technology AG	27	$2,524
RHOEN-KLINIKUM AG	213	6,231
RIB Software AG	95	920
Salzgitter AG	40	1,053
SHW AG	26	774
Sixt SE	68	3,473
Takkt AG	131	2,576
TLG Immobilien AG	198	4,153
VTG AG	56	1,618
Wacker Neuson SE	201	3,110
Wuestenrot & Wuerttembergische AG	261	4,712
Zeal Network SE	60	2,119

Total Germany		98,949
Hong Kong – 1.0%
Chong Hing Bank Ltd.	1,000	2,037
Chu Kong Shipping Enterprises Group Co., Ltd.	4,407	1,136
Dah Sing Financial Holdings Ltd.	800	4,919
Hongkong & Shanghai Hotels Ltd. (The)	1,549	1,569
Lai Sun Development Co., Ltd.	72,107	1,106
Television Broadcasts Ltd.	3,523	12,034
Tradelink Electronic Commerce Ltd.	6,356	1,278
Vitasoy International Holdings Ltd.	520	944

Total Hong Kong		25,023
Indonesia – 0.1%
Bumitama Agri Ltd.	4,247	2,414
Ireland – 0.6%
C&C Group PLC	946	3,707
Fyffes PLC	437	670
Greencore Group PLC	752	3,091
Irish Continental Group PLC	294	1,372
Origin Enterprises PLC	424	2,558
UDG Healthcare PLC	288	2,279

Total Ireland		13,677
Israel – 2.7%
Africa Israel Properties Ltd.	204	3,152
Amot Investments Ltd.	1,018	4,150
Avgol Industries 1953 Ltd.	1,014	1,126
B Communications Ltd.	279	6,665
Delek Automotive Systems Ltd.	476	3,981
Delek Group Ltd.	49	9,526
Direct Insurance Financial Investments Ltd.	223	1,602
El Al Israel Airlines	1,647	1,095
First International Bank of Israel Ltd.	251	3,073
Gazit-Globe Ltd.	800	7,146
Harel Insurance Investments & Financial Services Ltd.	492	1,718
Industrial Buildings Corp., Ltd.	1,909	1,921
Inrom Construction Industries Ltd.	830	2,518
Matrix IT Ltd.	306	1,950
Maytronics Ltd.	480	1,421
Melisron Ltd.	118	4,743
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	35	1,318
Shikun & Binui Ltd.	2,212	3,765
Shufersal Ltd.	581	$1,945
Strauss Group Ltd.	135	2,120

Total Israel		64,935
Italy – 4.8%
Anima Holding SpA(b)	1,371	6,412
Ansaldo STS SpA	336	3,822
Ascopiave SpA	1,429	4,286
Astaldi SpA	428	1,729
ASTM SpA	272	2,955
Autogrill SpA	479	3,858
Banca IFIS SpA	83	1,674
Banco Popolare	1,593	3,794
BasicNet SpA	384	1,194
Biesse SpA	117	1,466
Cairo Communication SpA	386	1,930
Cerved Information Solutions SpA	439	3,451
Cofide SpA	3,121	1,193
Credito Emiliano SpA	777	4,692
Credito Valtellinese	6,792	3,101
ERG SpA	389	4,425
Esprinet SpA	157	899
Geox SpA	606	1,877
Gruppo MutuiOnline SpA	137	1,194
Immobiliare Grande Distribuzione SIIQ SpA	3,008	2,453
Industria Macchine Automatiche SpA	96	5,765
Interpump Group SpA	141	2,202
Iren SpA	4,021	6,209
Italmobiliare SpA RSP	38	1,083
La Doria SpA*	99	1,241
Maire Tecnimont SpA	607	1,525
MARR SpA	223	4,214
Moleskine SpA	339	811
OVS SpA(b)	515	2,995
RAI Way SpA(b)	222	999
Saras SpA	7,957	13,781
Societa Cattolica di Assicurazioni SCRL	334	2,104
Societa Iniziative Autostradali e Servizi SpA	618	5,317
Tod’s SpA	115	6,162
TREVI – Finanziaria Industriale SpA	864	1,186
Zignago Vetro SpA	247	1,504

Total Italy		113,503
Japan – 26.5%
77 Bank Ltd. (The)	704	2,443
Accordia Golf Co., Ltd.	182	1,902
Adastria Co., Ltd.	40	1,575
Aderans Co., Ltd.	150	738
Advantest Corp.	200	2,213
Aichi Steel Corp.	228	1,005
Airport Facilities Co., Ltd.	235	1,143
AIT Corp.	129	1,045
Akita Bank Ltd. (The)	396	1,127
Alinco, Inc.	154	1,444
Amano Corp.	200	3,462

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	41

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
Aomori Bank Ltd. (The)	487	$1,348
Aoyama Trading Co., Ltd.	100	3,665
Arakawa Chemical Industries Ltd.	105	963
Arcland Sakamoto Co., Ltd.	82	906
Artnature, Inc.	107	846
As One Corp.	35	1,404
Asahi Broadcasting Corp.	208	1,257
ASKUL Corp.	25	919
Asunaro Aoki Construction Co., Ltd.	156	1,043
Avex Group Holdings, Inc.	100	1,125
Awa Bank Ltd. (The)	350	1,818
Azbil Corp.	100	2,929
Bando Chemical Industries Ltd.	177	852
Bank of Iwate Ltd. (The)	33	1,238
Bank of Nagoya Ltd. (The)	492	1,525
Bank of Okinawa Ltd. (The)	42	1,224
Bell System24 Holdings, Inc.	101	806
Belluna Co., Ltd.	155	866
Benesse Holdings, Inc.	201	4,704
Bic Camera, Inc.	149	1,365
BP Castrol K.K.(a)	200	2,306
Bunka Shutter Co., Ltd.	111	884
Calsonic Kansei Corp.	171	1,287
Capcom Co., Ltd.	44	1,010
Cawachi Ltd.	100	2,382
Central Glass Co., Ltd.	207	886
Chiyoda Integre Co., Ltd.	65	1,196
Chofu Seisakusho Co., Ltd.	41	989
Chugoku Bank Ltd. (The)	239	2,418
Ci:z Holdings Co., Ltd.	100	2,186
COMSYS Holdings Corp.	200	3,225
CONEXIO Corp.	200	2,497
Cosmo Energy Holdings Co., Ltd.	119	1,443
Daido Metal Co., Ltd.	104	988
Daifuku Co., Ltd.	100	1,772
Daihen Corp.	185	802
Daiichi Jitsugyo Co., Ltd.	174	748
Daiichikosho Co., Ltd.	71	2,972
Daiken Corp.	410	1,299
Daikoku Denki Co., Ltd.	71	994
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	313	1,248
DCM Holdings Co., Ltd.	234	1,996
Denka Co., Ltd.	373	1,494
Denyo Co., Ltd.	95	977
Descente Ltd.	83	890
Dexerials Corp.	255	1,777
DIC Corp.	168	3,486
Dip Corp.	54	1,440
DMG Mori Co., Ltd.	144	1,364
Doshisha Co., Ltd.	46	879
Doutor Nichires Holdings Co., Ltd.	100	1,741
Dowa Holdings Co., Ltd.	427	2,177
Dynam Japan Holdings Co., Ltd.	3,600	5,114
Ebara Corp.	631	$3,451
EDION Corp.	200	1,643
Eighteenth Bank Ltd. (The)	551	1,337
Eiken Chemical Co., Ltd.	40	871
Elecom Co., Ltd.	100	2,074
Enplas Corp.	47	1,232
Exedy Corp.	30	638
Fancl Corp.	115	1,588
Feed One Co., Ltd.	845	939
FIDEA Holdings Co., Ltd.	1,019	1,331
Financial Products Group Co., Ltd.	95	966
Foster Electric Co., Ltd.	57	888
FP Corp.	68	3,281
France Bed Holdings Co., Ltd.	100	913
Fudo Tetra Corp.	1,300	1,951
Fuji Oil Holdings, Inc.	100	1,852
Fujicco Co., Ltd.	80	2,305
Fujikura Ltd.	323	1,474
Fujimi, Inc.	65	945
Fujimori Kogyo Co., Ltd.	71	1,334
Fujitsu General Ltd.	49	1,081
Fukui Bank Ltd. (The)	591	1,302
Fukuyama Transporting Co., Ltd.	309	1,626
Furukawa Electric Co., Ltd.	742	1,707
Future Corp.	200	1,456
Gakkyusha Co., Ltd.	112	1,246
GCA Savvian Corp.	105	885
Gfoot Co., Ltd.	110	758
GMO Click Holdings, Inc.	237	1,601
Godo Steel Ltd.	557	820
Gree, Inc.	400	2,254
GS Yuasa Corp.	758	2,882
Gunma Bank Ltd. (The)	887	3,199
Gurunavi, Inc.	81	2,333
Hachijuni Bank Ltd. (The)	984	4,259
Hakuto Co., Ltd.	142	1,179
Hanwa Co., Ltd.	949	4,903
Happinet Corp.	226	1,884
Heiwa Corp.	249	5,022
Hiroshima Bank Ltd. (The)	1,098	3,639
HIS Co., Ltd.	44	1,413
Hitachi Kokusai Electric, Inc.	123	2,041
Hitachi Transport System Ltd.	160	2,612
Hokuetsu Industries Co., Ltd.	289	1,614
Hokuetsu Kishu Paper Co., Ltd.	400	2,741
Hokuhoku Financial Group, Inc.	3,062	3,462
Hokuto Corp.	63	1,156
Horiba Ltd.	73	3,188
Hyakugo Bank Ltd. (The)	532	1,825
Hyakujushi Bank Ltd. (The)	677	1,960
Ibiden Co., Ltd.	210	2,354
IBJ Leasing Co., Ltd.	139	2,386
Iino Kaiun Kaisha Ltd.	330	1,209
Imasen Electric Industrial	186	1,530

See Notes to Financial Statements.

42	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
IT Holdings Corp.	60	$1,372
Itochu Enex Co., Ltd.(a)	200	1,758
Iyo Bank Ltd. (The)	430	2,611
J Trust Co., Ltd.	133	972
J-Oil Mills, Inc.	347	1,147
Japan Aviation Electronics Industry Ltd.	105	1,427
Japan Pulp & Paper Co., Ltd.	1,000	3,207
Japan Radio Co., Ltd.	371	933
Japan Steel Works Ltd. (The)	218	988
Japan Transcity Corp.	275	914
Japan Wool Textile Co., Ltd. (The)	284	1,957
Jimoto Holdings, Inc.	1,400	1,924
Joshin Denki Co., Ltd.	93	780
K’s Holdings Corp.	95	1,766
kabu.com Securities Co., Ltd.	900	2,886
Kadokawa Dwango*	73	956
Kamei Corp.	91	723
Kandenko Co., Ltd.	178	1,456
Kasai Kogyo Co., Ltd.	105	943
Kato Sangyo Co., Ltd.	48	1,124
Kato Works Co., Ltd.	324	1,238
Kawasaki Kisen Kaisha Ltd.	964	2,255
Keiyo Bank Ltd. (The)	602	2,247
Kenedix, Inc.	236	879
KFC Holdings Japan Ltd.	80	1,446
Kitagawa Iron Works Co., Ltd.	703	1,144
Kitano Construction Corp.	563	1,388
Kito Corp.	120	945
Kitz Corp.	300	1,415
Koa Corp.	192	1,348
Kobe Bussan Co., Ltd.	36	734
Komeri Co., Ltd.	100	2,594
Konaka Co., Ltd.	250	1,182
Krosaki Harima Corp.	493	1,139
Kumagai Gumi Co., Ltd.	312	879
Kurabo Industries Ltd.	637	1,124
Kureha Corp.	335	1,169
KYB Corp.	800	2,566
KYORIN Holdings, Inc.	73	1,422
Kyoto Kimono Yuzen Co., Ltd.	132	1,044
Kyowa Exeo Corp.	200	2,484
Kyudenko Corp.	36	1,063
Leopalace21 Corp.	189	1,317
Life Corp.	75	2,014
Macnica Fuji Electronics Holdings, Inc.	152	1,562
Maeda Corp.	141	1,100
Maeda Road Construction Co., Ltd.	142	2,410
Makino Milling Machine Co., Ltd.	252	1,270
Mandom Corp.	21	961
Mani, Inc.	54	915
Marubun Corp.	184	1,044
Marvelous, Inc.	126	1,026
Matsui Securities Co., Ltd.	429	3,521
Megmilk Snow Brand Co., Ltd.	68	2,370
Meidensha Corp.	264	$852
Meiko Network Japan Co., Ltd.	80	972
Meisei Industrial Co., Ltd.	198	851
Meitec Corp.	77	2,601
Micronics Japan Co., Ltd.	91	799
Mie Bank Ltd. (The)	899	1,551
Miraca Holdings, Inc.	80	3,447
Mirait Holdings Corp.	200	1,957
Mitsubishi Shokuhin Co., Ltd.	100	2,615
Mitsubishi Steel Manufacturing Co., Ltd.	737	1,106
Mitsui Home Co., Ltd.	302	1,275
Mitsui Mining & Smelting Co., Ltd.	1,000	1,647
Mitsui Sugar Co., Ltd.	266	1,258
Mitsui-Soko Holdings Co., Ltd.	451	1,200
Miyazaki Bank Ltd. (The)	583	1,443
Mochida Pharmaceutical Co., Ltd.	21	1,689
Modec, Inc.	100	1,525
Monex Group, Inc.(a)	600	1,345
Morinaga & Co., Ltd.	144	901
Musashi Seimitsu Industry Co., Ltd.	100	1,941
Nachi-Fujikoshi Corp.	623	1,876
Nagaileben Co., Ltd.	100	2,398
Nakanishi, Inc.	39	1,150
NEC Networks & System Integration Corp.	106	1,870
NHK Spring Co., Ltd.	454	3,655
Nichias Corp.	149	1,133
Nichiha Corp.	54	847
Nichireki Co., Ltd.	187	1,159
Nihon House Holdings Co., Ltd.	527	1,618
Nihon Nohyaku Co., Ltd.	223	998
Nihon Parkerizing Co., Ltd.	140	1,459
Nihon Unisys Ltd.	200	2,456
Nikkon Holdings Co., Ltd.	150	2,676
Nippo Corp.	112	1,900
Nippon Coke & Engineering Co., Ltd.	1,974	1,193
Nippon Denko Co., Ltd.	494	751
Nippon Electric Glass Co., Ltd.	764	3,165
Nippon Flour Mills Co., Ltd.	163	1,268
Nippon Kayaku Co., Ltd.	263	2,592
Nippon Koei Co., Ltd.	397	1,200
Nippon Light Metal Holdings Co., Ltd.	1,200	2,644
Nippon Paper Industries Co., Ltd.	200	3,484
Nippon Parking Development Co., Ltd.	791	948
Nippon Road Co., Ltd. (The)	393	1,506
Nippon Soda Co., Ltd.	241	963
Nippon Steel & Sumikin Bussan Corp.	616	1,976
Nippon Suisan Kaisha Ltd.	180	919
Nippon Synthetic Chemical Industry Co., Ltd. (The)	206	1,042
Nippon Thompson Co., Ltd.	248	747
Nippon Valqua Industries Ltd.	606	1,542
Nipro Corp.	290	3,579
Nishi-Nippon Railroad Co., Ltd.	257	1,330
Nishimatsu Construction Co., Ltd.	750	3,480
Nissan Shatai Co., Ltd.	100	991

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	43

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
Nissha Printing Co., Ltd.	34	$621
Nisshin Oillio Group Ltd. (The)	211	969
Nisshin Steel Co., Ltd.	200	2,534
Nisshinbo Holdings, Inc.	200	1,799
Nissin Electric Co., Ltd.	140	2,058
Nissin Kogyo Co., Ltd.	100	1,273
Nitta Corp.	56	1,259
Nitto Boseki Co., Ltd.	311	1,043
Noevir Holdings Co., Ltd.	73	2,220
NOF Corp.	173	1,425
Nohmi Bosai Ltd.	100	1,332
Nomura Co., Ltd.	90	1,339
NTN Corp.	924	2,450
Obara Group, Inc.	36	1,332
Ohsho Food Service Corp.	78	2,806
Oita Bank Ltd. (The)	665	1,906
Okamura Corp.	111	1,098
Okasan Securities Group, Inc.	790	3,488
Oki Electric Industry Co., Ltd.	2,000	2,651
OKUMA Corp.	225	1,459
Okumura Corp.	452	2,485
Onward Holdings Co., Ltd.	321	1,996
Open House Co., Ltd.	65	1,756
Pal Co., Ltd.	45	1,055
Paltac Corp.	100	2,019
PanaHome Corp.	230	1,809
Penta-Ocean Construction Co., Ltd.	300	1,576
Plenus Co., Ltd.	100	1,623
Prima Meat Packers Ltd.	289	870
Raysum Co., Ltd.	122	838
Relia, Inc.	188	1,954
Relo Holdings, Inc.	6	1,055
Rengo Co., Ltd.	550	3,549
Resorttrust, Inc.	126	2,705
Ricoh Leasing Co., Ltd.	77	1,955
Riken Corp.	540	1,653
Roland DG Corp.	68	1,206
Round One Corp.	330	2,644
Ryobi Ltd.	181	745
Ryoden Corp.	181	1,108
Sac’s Bar Holdings, Inc.	106	1,034
Saizeriya Co., Ltd.	46	818
Sakai Chemical Industry Co., Ltd.	356	958
Sakata INX Corp.	180	2,049
San-A Co., Ltd.	17	835
San-Ai Oil Co., Ltd.	129	729
Sanden Holdings Corp.	427	1,145
Sangetsu Co., Ltd.	96	1,793
Sankyu, Inc.	328	1,749
Sanoh Industrial Co., Ltd.	372	1,976
Sanwa Holdings Corp.	300	2,699
Sanyo Chemical Industries Ltd.	134	1,035
Sanyo Denki Co., Ltd.	248	1,112
Sanyo Special Steel Co., Ltd.	229	1,013
Sanyo Trading Co., Ltd.	87	$998
Sato Holdings Corp.	40	742
SBI Holdings, Inc.	504	4,957
Seikagaku Corp.	61	944
Seiko Holdings Corp.	477	1,423
Sekisui Plastics Co., Ltd.	274	852
Senko Co., Ltd.	280	1,679
SFP Dining Co., Ltd.	72	985
Shiga Bank Ltd. (The)	420	1,789
Shikoku Chemicals Corp.	112	873
Shima Seiki Manufacturing Ltd.	100	1,918
Shimachu Co., Ltd.	53	1,150
Shinagawa Refractories Co., Ltd.	680	1,266
Shinmaywa Industries Ltd.	201	1,236
Shinsho Corp.	996	1,612
Ship Healthcare Holdings, Inc.	100	3,090
Shoei Co., Ltd.	77	1,130
Showa Denko K.K.	300	2,810
Showa Sangyo Co., Ltd.	252	1,069
Skylark Co., Ltd.	269	3,398
Sparx Group Co., Ltd.	409	726
St. Marc Holdings Co., Ltd.	45	1,358
Starts Corp., Inc.	66	1,305
Sumco Corp.	396	2,497
Sumitomo Bakelite Co., Ltd.	233	1,074
Sumitomo Densetsu Co., Ltd.	91	985
Sumitomo Forestry Co., Ltd.	200	2,690
Sumitomo Mitsui Construction Co., Ltd.	1,666	1,397
Sumitomo Osaka Cement Co., Ltd.	559	2,392
Sumitomo Riko Co., Ltd.	101	802
Sumitomo Seika Chemicals Co., Ltd.	127	702
Sumitomo Warehouse Co., Ltd. (The)	322	1,591
T-Gaia Corp.	200	2,800
Tabuchi Electric Co., Ltd.	228	780
Tadano Ltd.	227	1,872
Taiho Kogyo Co., Ltd.	107	1,096
Taikisha Ltd.	43	1,062
Taiyo Holdings Co., Ltd.	59	1,809
Takara Holdings, Inc.	200	1,831
Takeuchi Manufacturing Co., Ltd.	53	676
TASAKI & Co., Ltd.	57	736
Tatsuta Electric Wire and Cable Co., Ltd.	568	1,589
TechnoPro Holdings, Inc.	73	2,259
TOA Corp.	116	1,032
Tocalo Co., Ltd.	88	1,417
Tochigi Bank Ltd. (The)	344	1,180
Toda Corp.	404	1,733
Toenec Corp.	217	1,098
Toho Bank Ltd. (The)	614	1,891
Toho Holdings Co., Ltd.	62	1,487
Tokai Tokyo Financial Holdings, Inc.	1,018	4,287
Tokyo Dome Corp.	259	1,169
Tokyo Seimitsu Co., Ltd.	100	2,307
Tokyo Steel Manufacturing Co., Ltd.	157	854

See Notes to Financial Statements.

44	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
Tokyo Tekko Co., Ltd.	252	$892
Tokyo TY Financial Group, Inc.	48	1,106
Tokyotokeiba Co., Ltd.	804	1,575
Tokyu Construction Co., Ltd.(a)	200	1,811
TOMONY Holdings, Inc.	501	1,494
Tomy Co., Ltd.	100	839
Tonami Holdings Co., Ltd.	282	717
Topy Industries Ltd.	446	909
Toshiba Machine Co., Ltd.	452	1,357
Toshiba Plant Systems & Services Corp.	103	1,678
Totetsu Kogyo Co., Ltd.	49	1,348
Towa Bank Ltd. (The)	1,473	1,134
Towa Pharmaceutical Co., Ltd.	18	935
Toyo Ink SC Holdings Co., Ltd.	644	2,680
Toyo Kohan Co., Ltd.	312	739
Toyo Securities Co., Ltd.	1,012	1,884
Toyo Tire & Rubber Co., Ltd.	237	2,560
Toyobo Co., Ltd.	1,870	3,518
Transcosmos, Inc.	76	2,151
TS Tech Co., Ltd.	99	2,402
Tsubaki Nakashima Co., Ltd.	93	1,055
Tsubakimoto Chain Co.	283	1,727
Tsugami Corp.	233	877
Tsumura & Co.	113	3,052
UACJ Corp.	567	1,332
UKC Holdings Corp.	54	819
Union Tool Co.	37	1,007
United Super Markets Holdings, Inc.	88	898
UNY Group Holdings Co., Ltd.	600	5,036
Valor Holdings Co., Ltd.	100	2,648
Vital KSK Holdings, Inc.	200	1,887
Wacoal Holdings Corp.	269	2,643
Wacom Co., Ltd.	218	846
Weathernews, Inc.	28	981
YAMABIKO Corp.	159	1,142
Yamagata Bank Ltd. (The)	343	1,337
Yamanashi Chuo Bank Ltd. (The)	419	1,466
Yaoko Co., Ltd.	20	903
Yellow Hat Ltd.	100	2,208
Yokohama Reito Co., Ltd.	200	2,002
Yondoshi Holdings, Inc.	42	844
Yumeshin Holdings Co., Ltd.	500	3,231
Yurtec Corp.	112	761
Yushin Precision Equipment Co., Ltd.	49	862
Zeon Corp.	270	1,734
ZERIA Pharmaceutical Co., Ltd.	100	1,440
Zojirushi Corp.	44	830

Total Japan		633,166
Netherlands – 1.6%
Arcadis N.V.	289	4,358
BE Semiconductor Industries N.V.	165	4,485
Beter Bed Holding N.V.	113	2,479
Brunel International N.V.	339	6,222
Corbion N.V.	185	$4,440
Flow Traders(b)	196	6,741
IMCD Group N.V.	51	2,016
Koninklijke BAM Groep N.V.	149	543
Refresco Group N.V.(b)	187	2,780
TKH Group N.V. CVA	61	2,060
Wessanen	90	950

Total Netherlands		37,074
New Zealand – 3.8%
Air New Zealand Ltd.	8,510	12,697
EBOS Group Ltd.	516	6,012
Freightways Ltd.	691	3,184
Genesis Energy Ltd.	6,291	9,588
Heartland Bank Ltd.	2,958	2,486
Infratil Ltd.	2,256	5,134
Kathmandu Holdings Ltd.	1,063	1,158
Kiwi Property Group Ltd.	5,227	5,547
Mainfreight Ltd.	245	2,902
Nuplex Industries Ltd.	916	3,425
NZX Ltd.	3,753	2,673
Port of Tauranga Ltd.	107	1,486
SKY Network Television Ltd.	2,185	7,423
SKYCITY Entertainment Group Ltd.	2,442	7,966
Steel & Tube Holdings Ltd.	734	972
Trade Me Group Ltd.	1,750	5,771
TrustPower Ltd.	575	3,153
Z Energy Ltd.	1,619	9,328

Total New Zealand		90,905
Norway – 3.0%
AF Gruppen ASA	144	2,512
Aker ASA Class A	368	9,367
Atea ASA*	520	4,956
Austevoll Seafood ASA	1,428	11,903
Borregaard ASA	318	2,375
Entra ASA(b)	519	4,869
Kongsberg Gruppen ASA	153	2,240
Norway Royal Salmon ASA	88	1,288
Ocean Yield ASA(a)	880	6,362
Protector Forsikring ASA	225	2,003
Selvaag Bolig ASA	393	1,498
SpareBank 1 Nord Norge	406	1,917
SpareBank 1 SMN	522	2,913
SpareBank 1 SR-Bank ASA	816	4,018
Sparebanken Vest	196	829
TGS Nopec Geophysical Co. ASA	143	2,328
Tomra Systems ASA	264	2,800
Veidekke ASA	456	5,449
XXL ASA(b)	234	2,657

Total Norway		72,284
Portugal – 1.2%
CTT – Correios de Portugal S.A.	845	6,678
Mota-Engil, SGPS, S.A.	870	1,438

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	45

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
Navigator Co. S.A. (The)	4,855	$13,560
Pharol, SGPS, S.A.	10,858	1,254
REN – Redes Energeticas Nacionais, SGPS, S.A.	2,307	6,492

Total Portugal		29,422
Singapore – 3.0%
Accordia Golf Trust	8,865	3,952
Asian Pay Television Trust	13,701	5,395
Boustead Singapore Ltd.	1,685	1,002
China Aviation Oil Singapore Corp., Ltd.	1,034	945
Chip Eng Seng Corp., Ltd.	2,705	1,276
CWT Ltd.	2,100	3,355
First Resources Ltd.	1,227	1,427
GuocoLand Ltd.	2,200	3,024
Hyflux Ltd.	2,430	1,083
Keppel Infrastructure Trust	2,461	905
M1 Ltd.	4,515	9,158
Raffles Medical Group Ltd.	3,000	3,366
Religare Health Trust	5,168	3,782
Riverstone Holdings Ltd.	1,174	789
Sembcorp Marine Ltd.	6,103	7,028
Sheng Siong Group Ltd.	5,700	3,748
SMRT Corp., Ltd.	3,600	4,026
Super Group Ltd.	3,139	1,924
United Engineers Ltd.	2,400	3,905
Venture Corp., Ltd.	1,408	8,662
Yanlord Land Group Ltd.	2,709	2,285

Total Singapore		71,037
Spain – 1.1%
Applus Services S.A.	189	1,839
Cie Automotive S.A.	177	2,953
Duro Felguera S.A.	970	1,186
Faes Farma S.A.	837	2,729
Obrascon Huarte Lain S.A.*	677	2,354
Papeles y Cartones de Europa S.A.	261	1,377
Sacyr S.A.	1,585	2,569
Saeta Yield S.A.	512	5,112
Tecnicas Reunidas S.A.	218	6,481

Total Spain		26,600
Sweden – 5.5%
Acando AB	817	1,523
AddTech AB Class B	100	1,251
AF AB Class B	202	3,344
Alimak Group AB(b)	128	1,209
Atrium Ljungberg AB Class B	278	4,479
Avanza Bank Holding AB	89	3,393
B&B Tools AB Class B	40	803
Bilia AB Class A	163	3,992
Bjorn Borg AB*	210	808
Bravida Holding AB(b)	324	1,931
Bulten AB	126	1,216
Capio AB(b)	183	1,004
Clas Ohlson AB Class B	191	3,252
Cloetta AB Class B	533	$1,824
Com Hem Holding AB	394	3,318
Coor Service Management Holding AB(b)	372	1,800
Dustin Group AB(b)	244	1,620
Eltel AB(b)	128	1,378
Evolution Gaming Group AB(b)	33	987
Granges AB	178	1,534
Haldex AB	134	1,269
Hemfosa Fastigheter AB	398	4,063
HIQ International AB*	289	1,671
Holmen AB Class B	206	6,560
Indutrade AB	186	3,646
Inwido AB	124	1,376
ITAB Shop Concept AB Class B	173	1,414
JM AB	174	4,331
KappAhl AB	245	1,073
Kungsleden AB	536	3,464
Lagercrantz Group AB Class B	96	901
Lindab International AB	147	1,122
Loomis AB Class B	191	4,637
Mekonomen AB	135	2,900
Modern Times Group MTG AB Class B	263	6,910
MQ Holding AB	268	1,012
Munksjo Oyj*	120	1,264
Mycronic AB	498	3,688
NetEnt AB*	312	3,056
Nobia AB	442	3,808
Nobina AB(b)	421	2,231
Nordax Group AB(b)	178	760
NP3 Fastigheter AB	315	1,532
Peab AB	852	6,411
Ratos AB Class B	1,596	7,725
Rottneros AB	1,242	901
Scandi Standard AB	189	1,344
SkiStar AB	127	1,844
Sweco AB Class B	225	3,880
Thule Group AB (The)(b)	98	1,391
Wihlborgs Fastigheter AB	218	4,431

Total Sweden		131,281
Switzerland – 1.3%
Ascom Holding AG Registered Shares	90	1,432
Cembra Money Bank AG*	132	9,234
GAM Holding AG*	787	8,361
Gategroup Holding AG*	37	1,952
Implenia AG Registered Shares	50	3,295
Kudelski S.A. Bearer Shares*	109	2,165
Mobilezone Holding AG Registered Shares	116	1,500
U-Blox AG*	6	1,290
Valiant Holding AG Registered Shares	12	1,154

Total Switzerland		30,383
United Arab Emirates – 0.0%
Gulf Marine Services PLC	1,156	726

See Notes to Financial Statements.

46	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
United Kingdom – 15.7%
A.G. Barr PLC	344	$2,227
Abcam PLC	203	2,090
Acacia Mining PLC	194	1,170
Assura PLC	4,454	3,260
AVEVA Group PLC	90	2,038
BCA Marketplace PLC	1,163	2,612
BGEO Group PLC*	116	4,066
Big Yellow Group PLC	355	3,706
Bloomsbury Publishing PLC	838	1,795
Bodycote PLC	758	5,219
Bovis Homes Group PLC	494	4,814
Brammer PLC	754	605
Card Factory PLC	1,914	8,160
Carillion PLC	2,678	8,370
Chesnara PLC	265	974
Cineworld Group PLC	702	5,124
Clarkson PLC	75	2,213
Clinigen Healthcare Ltd.*	196	1,585
Computacenter PLC	316	3,115
Concentric AB	167	1,902
Connect Group PLC	1,422	2,813
Countrywide PLC	889	2,919
Cranswick PLC	85	2,371
Crest Nicholson Holdings PLC	734	3,493
Dart Group PLC	99	697
Darty PLC	1,219	2,747
De La Rue PLC	633	4,324
Debenhams PLC	5,947	4,396
Dechra Pharmaceuticals PLC	158	2,475
DFS Furniture PLC	934	2,612
Diploma PLC	280	3,120
Drax Group PLC	921	3,985
E2V Technologies PLC	399	1,091
Electrocomponents PLC	2,004	6,971
Elementis PLC	2,420	6,460
Epwin Group PLC	797	1,161
esure Group PLC	1,673	6,399
Euromoney Institutional Investor PLC	205	2,562
Exova Group PLC	507	1,220
FDM Group Holdings PLC	310	1,865
Fenner PLC	1,492	3,131
Fidessa Group PLC	131	3,441
Foxtons Group PLC	1,780	2,653
Galliford Try PLC	433	5,282
GAME Digital PLC	1,114	1,020
Gamma Communications PLC	167	860
Genus PLC	89	1,862
Go-Ahead Group PLC	82	2,144
Halfords Group PLC	768	3,301
Hastings Group Holdings Ltd.(b)	932	2,147
Henry Boot PLC	692	1,767
Hill & Smith Holdings PLC	250	2,973
Home Retail Group PLC	1,781	3,640
HomeServe PLC	700	$4,931
Hunting PLC	346	2,220
Huntsworth PLC	1,677	874
Ibstock PLC(b)	957	1,663
Indivior PLC	2,471	8,294
ITE Group PLC	998	1,908
J D Wetherspoon PLC	182	1,718
James Fisher & Sons PLC	83	1,539
James Halstead PLC	161	880
John Laing Group PLC(b)	942	2,833
John Menzies PLC	216	1,575
Johnson Service Group PLC	987	1,174
JRP Group PLC	1,577	2,319
Kcom Group PLC	2,589	3,651
Keller Group PLC	220	2,662
Kier Group PLC	451	6,349
Ladbrokes PLC	2,405	3,588
Laird PLC	1,044	4,586
Lavendon Group PLC	1,021	1,518
LSL Property Services PLC	509	1,660
M&C Saatchi PLC	298	1,131
Marshalls PLC	658	2,092
Marston’s PLC	887	1,597
McCarthy & Stone PLC(b)	341	782
McKay Securities PLC	714	1,575
Melrose Industries PLC	651	3,705
Millennium & Copthorne Hotels PLC	540	2,890
Mitchells & Butlers PLC	1,094	3,387
Mitie Group PLC	1,517	5,029
MJ Gleeson PLC	196	1,100
Morgan Advanced Materials PLC	1,282	3,978
N Brown Group PLC	1,609	3,747
Northgate PLC	585	2,551
Novae Group PLC	87	873
Numis Corp. PLC	812	2,155
OneSavings Bank PLC	622	1,760
Oxford Instruments PLC	115	1,093
Pagegroup PLC	2,186	8,682
Pan African Resources PLC	4,536	1,152
PayPoint PLC	275	3,320
Pets at Home Group PLC	1,152	3,588
Photo-Me International PLC	1,524	2,781
Poundland Group PLC	722	1,993
Premier Farnell PLC	1,882	4,145
PZ Cussons PLC	867	3,810
Renishaw PLC	159	4,640
Restaurant Group PLC (The)	853	3,280
Ricardo PLC	96	948
Robert Walters PLC	321	1,116
RWS Holdings PLC	572	1,705
Safestore Holdings PLC	472	2,330
Senior PLC	1,219	3,349
Sepura PLC	1,036	557
Servelec Group PLC	201	591

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	47

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Investments	Shares	Value
Shanks Group PLC†	1,312	$1,371
SIG PLC	2,071	3,115
Speedy Hire PLC	1,211	538
Spire Healthcare Group PLC(b)	399	1,782
Spirent Communications PLC	1,670	1,814
SSP Group PLC	854	3,208
Stagecoach Group PLC	2,334	7,211
SThree PLC	347	1,154
Stock Spirits Group PLC	516	1,112
SuperGroup PLC	53	897
Synthomer PLC	765	3,320
Telecom Plus PLC	274	3,817
Telit Communications PLC	252	819
Topps Tiles PLC	729	1,033
Tullett Prebon PLC	316	1,285
U & I Group PLC	1,088	2,298
Unite Group PLC (The)	519	4,302
Urban & Civic PLC	489	1,353
Utilitywise PLC	422	695
Vedanta Resources PLC	1,615	8,996
Vertu Motors PLC	2,147	1,205
Vesuvius PLC	1,197	4,591
Victrex PLC	286	5,777
Virgin Money Holdings UK PLC	586	1,966
Wilmington PLC	644	2,172
Xaar PLC	171	956
Zoopla Property Group PLC(b)	437	1,554

Total United Kingdom		374,662
TOTAL COMMON STOCKS (Cost: $2,371,969)		2,377,241
RIGHTS – 0.0%
New Zealand – 0.0%
SKYCITY Entertainment Group Ltd., expiring 7/5/16*	263	34
United Kingdom – 0.0%
Sepura PLC, expiring 7/13/16*	345	24
TOTAL RIGHTS (Cost: $0)		58
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $7,393)(d)	7,393	7,393
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,379,362)		2,384,692
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		2,843

NET ASSETS – 100.0%		$2,387,535

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,371, which represents 0.1% of net assets.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.

(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $7,020 and the total market value of the collateral held by the Fund was $7,393.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	AUD	30,536	USD	22,094	$(643)
7/5/2016	AUD	40,074	USD	28,995	(844)
7/5/2016	AUD	40,075	USD	28,995	(845)
7/5/2016	AUD	40,073	USD	28,995	(844)
7/5/2016	AUD	40,072	USD	28,995	(843)
7/5/2016	CHF	7,112	USD	7,164	(136)
7/5/2016	CHF	9,332	USD	9,401	(179)
7/5/2016	CHF	9,332	USD	9,401	(179)
7/5/2016	CHF	9,332	USD	9,401	(179)
7/5/2016	CHF	9,332	USD	9,401	(178)
7/5/2016	DKK	16,582	USD	2,484	8
7/5/2016	DKK	21,732	USD	3,256	11
7/5/2016	DKK	21,732	USD	3,256	11
7/5/2016	DKK	21,733	USD	3,256	11
7/5/2016	DKK	21,732	USD	3,256	11
7/5/2016	EUR	36,911	USD	41,136	129
7/5/2016	EUR	48,442	USD	53,988	171
7/5/2016	EUR	48,442	USD	53,988	171
7/5/2016	EUR	48,444	USD	53,988	169
7/5/2016	EUR	48,440	USD	53,988	173
7/5/2016	GBP	17,700	JPY	2,426,493	(9)
7/5/2016	GBP	38,759	USD	56,427	4,613
7/5/2016	GBP	50,872	USD	74,059	6,053
7/5/2016	GBP	50,872	USD	74,059	6,053
7/5/2016	GBP	50,873	USD	74,059	6,052
7/5/2016	GBP	50,871	USD	74,059	6,055
7/5/2016	ILS	15,657	USD	4,067	1
7/5/2016	ILS	20,527	USD	5,333	3
7/5/2016	ILS	20,526	USD	5,333	3
7/5/2016	ILS	20,529	USD	5,333	2
7/5/2016	ILS	20,527	USD	5,333	3
7/5/2016	JPY	6,263,138	USD	56,538	(4,512)
7/5/2016	JPY	8,220,452	USD	74,204	(5,925)
7/5/2016	JPY	8,220,022	USD	74,204	(5,921)
7/5/2016	JPY	8,220,638	USD	74,204	(5,927)
7/5/2016	JPY	8,220,163	USD	74,204	(5,922)
7/5/2016	NOK	22,391	USD	2,677	1
7/5/2016	NOK	29,359	USD	3,510	1
7/5/2016	NOK	29,358	USD	3,510	2
7/5/2016	NOK	29,358	USD	3,510	2
7/5/2016	NOK	29,358	USD	3,510	2
7/5/2016	NZD	4,990	USD	3,370	(184)
7/5/2016	NZD	6,543	USD	4,419	(241)
7/5/2016	NZD	6,543	USD	4,419	(241)
7/5/2016	NZD	6,543	USD	4,419	(241)
7/5/2016	NZD	6,543	USD	4,419	(241)
7/5/2016	SEK	9,665	NZD	1,600	(1)
7/5/2016	SEK	107,672	USD	12,907	199
7/5/2016	SEK	141,291	USD	16,938	262
7/5/2016	SEK	141,293	USD	16,938	262
7/5/2016	SEK	141,302	USD	16,938	261

See Notes to Financial Statements.

48	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	SEK	141,300	USD	16,938	$261
7/5/2016	SGD	4,115	AUD	4,100	(5)
7/5/2016	SGD	1,172	CHF	850	1
7/5/2016	SGD	9,352	USD	6,788	(160)
7/5/2016	SGD	12,271	USD	8,908	(209)
7/5/2016	SGD	12,270	USD	8,908	(208)
7/5/2016	SGD	12,270	USD	8,908	(208)
7/5/2016	SGD	12,271	USD	8,908	(210)
7/5/2016	USD	2,486	AUD	3,331	(5)
7/5/2016	USD	28,473	AUD	38,237	(1)
7/5/2016	USD	28,473	AUD	38,238	(1)
7/5/2016	USD	28,473	AUD	38,237	(1)
7/5/2016	USD	21,696	AUD	29,139	1
7/5/2016	USD	28,473	AUD	38,238	(1)
7/5/2016	USD	806	CHF	773	(13)
7/5/2016	USD	9,232	CHF	8,994	—
7/5/2016	USD	9,232	CHF	8,993	(1)
7/5/2016	USD	9,232	CHF	8,994	—
7/5/2016	USD	7,034	CHF	6,853	—
7/5/2016	USD	9,232	CHF	8,994	—
7/5/2016	USD	279	DKK	1,829	(6)
7/5/2016	USD	3,198	DKK	21,417	—
7/5/2016	USD	3,198	DKK	21,417	—
7/5/2016	USD	2,437	DKK	16,321	—
7/5/2016	USD	3,198	DKK	21,416	—
7/5/2016	USD	3,198	DKK	21,417	—
7/5/2016	USD	4,629	EUR	4,080	(96)
7/5/2016	USD	53,016	EUR	47,720	(1)
7/5/2016	USD	53,016	EUR	47,719	(3)
7/5/2016	USD	53,016	EUR	47,719	(2)
7/5/2016	USD	53,016	EUR	47,719	(3)
7/5/2016	USD	40,395	EUR	36,360	(1)
7/5/2016	USD	6,350	GBP	4,320	(575)
7/5/2016	USD	72,725	GBP	54,400	(4)
7/5/2016	USD	72,725	GBP	54,401	(2)
7/5/2016	USD	72,725	GBP	54,400	(3)
7/5/2016	USD	55,413	GBP	41,451	(2)
7/5/2016	USD	72,725	GBP	54,400	(4)
7/5/2016	USD	457	ILS	1,762	1
7/5/2016	USD	5,237	ILS	20,167	—
7/5/2016	USD	5,237	ILS	20,162	(2)
7/5/2016	USD	5,237	ILS	20,167	—
7/5/2016	USD	3,994	ILS	15,381	—
7/5/2016	USD	5,237	ILS	20,167	—
7/5/2016	USD	6,362	JPY	663,684	107
7/5/2016	USD	72,868	JPY	7,475,382	(1)
7/5/2016	USD	72,868	JPY	7,475,149	(4)
7/5/2016	USD	72,868	JPY	7,475,156	(4)
7/5/2016	USD	72,868	JPY	7,475,156	(4)
7/5/2016	USD	55,520	JPY	5,695,963	2
7/5/2016	USD	301	NOK	2,484	(4)
7/5/2016	USD	3,447	NOK	29,188	41
7/5/2016	USD	3,447	NOK	28,843	—
7/5/2016	USD	3,447	NOK	28,843	—
7/5/2016	USD	3,447	NOK	28,844	—
7/5/2016	USD	2,628	NOK	21,992	—
7/5/2016	USD	379	NZD	533	1
7/5/2016	USD	4,340	NZD	6,093	—
7/5/2016	USD	4,340	NZD	6,094	$—
7/5/2016	USD	4,340	NZD	6,094	—
7/5/2016	USD	4,340	NZD	6,094	—
7/5/2016	USD	3,307	NZD	4,643	—
7/5/2016	USD	1,452	SEK	11,958	(41)
7/5/2016	USD	16,633	SEK	140,919	(1)
7/5/2016	USD	16,633	SEK	140,919	(1)
7/5/2016	USD	16,633	SEK	140,919	(1)
7/5/2016	USD	12,675	SEK	107,395	—
7/5/2016	USD	16,633	SEK	140,926	—
7/5/2016	USD	764	SGD	1,026	(1)
7/5/2016	USD	8,747	SGD	11,771	(1)
7/5/2016	USD	8,747	SGD	11,773	—
7/5/2016	USD	8,747	SGD	11,774	1
7/5/2016	USD	8,747	SGD	11,773	—
7/5/2016	USD	6,668	SGD	8,975	—
8/2/2016	DKK	19,418	USD	2,902	(1)
8/2/2016	DKK	19,417	USD	2,902	—
8/2/2016	DKK	14,806	USD	2,213	—
8/2/2016	DKK	19,417	USD	2,902	—
8/2/2016	DKK	19,416	USD	2,902	—
8/2/2016	EUR	46,732	USD	51,972	3
8/2/2016	EUR	46,734	USD	51,972	1
8/2/2016	EUR	46,735	USD	51,972	—
8/2/2016	EUR	35,610	USD	39,600	(1)
8/2/2016	EUR	46,734	USD	51,972	—
8/2/2016	GBP	49,722	USD	66,478	(3)
8/2/2016	GBP	49,719	USD	66,478	1
8/2/2016	GBP	49,718	USD	66,478	2
8/2/2016	GBP	37,881	USD	50,653	4
8/2/2016	GBP	49,719	USD	66,478	1
8/2/2016	ILS	25,815	USD	6,705	(2)
8/2/2016	ILS	25,802	USD	6,705	2
8/2/2016	ILS	25,811	USD	6,705	(1)
8/2/2016	ILS	19,669	USD	5,110	—
8/2/2016	ILS	25,813	USD	6,705	(1)
8/2/2016	NOK	20,916	USD	2,470	(29)
8/2/2016	NOK	20,669	USD	2,470	—
8/2/2016	NOK	20,669	USD	2,470	—
8/2/2016	NOK	15,758	USD	1,883	—
8/2/2016	NOK	20,670	USD	2,470	—
8/2/2016	NZD	4,526	USD	3,219	—
8/2/2016	NZD	4,526	USD	3,219	—
8/2/2016	NZD	4,526	USD	3,219	—
8/2/2016	NZD	3,449	USD	2,453	—
8/2/2016	NZD	4,526	USD	3,219	—
8/2/2016	SEK	115,602	USD	13,661	—
8/2/2016	SEK	115,604	USD	13,661	—
8/2/2016	SEK	115,604	USD	13,661	—
8/2/2016	SEK	115,609	USD	13,661	—
8/2/2016	SEK	88,092	USD	10,409	(1)
8/3/2016	AUD	14,147	USD	10,523	—
8/3/2016	AUD	14,147	USD	10,523	—
8/3/2016	AUD	14,147	USD	10,523	—
8/3/2016	AUD	14,147	USD	10,523	—
8/3/2016	AUD	10,784	USD	8,021	—
8/3/2016	CHF	4,640	USD	4,772	—
8/3/2016	CHF	4,641	USD	4,772	(1)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	49

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
8/3/2016	CHF	3,537	USD	3,637	$—
8/3/2016	CHF	4,640	USD	4,772	—
8/3/2016	CHF	4,641	USD	4,772	(1)
8/3/2016	JPY	6,758,459	USD	65,936	(2)
8/3/2016	JPY	6,758,182	USD	65,936	1
8/3/2016	JPY	6,758,565	USD	65,936	(3)
8/3/2016	JPY	6,758,433	USD	65,936	(1)
8/3/2016	JPY	5,149,798	USD	50,239	(4)
8/3/2016	SGD	10,504	USD	7,799	(4)
8/3/2016	SGD	10,500	USD	7,799	(1)
8/3/2016	SGD	10,502	USD	7,799	(2)
8/3/2016	SGD	10,501	USD	7,799	(1)
8/3/2016	SGD	8,004	USD	5,944	(2)
					$(4,960)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

50	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.0%
Japan – 100.0%
Air Freight & Logistics – 0.4%
Kintetsu World Express, Inc.	300	$3,611
Mitsui-Soko Holdings Co., Ltd.	1,000	2,661
Shibusawa Warehouse Co., Ltd. (The)	2,000	5,342
Yamato Holdings Co., Ltd.	300	6,844

Total Air Freight & Logistics		18,458
Airlines – 0.5%
ANA Holdings, Inc.	3,000	8,515
Japan Airlines Co., Ltd.	500	16,045

Total Airlines		24,560
Auto Components – 4.1%
Aisin Seiki Co., Ltd.	300	12,092
Bridgestone Corp.	1,500	47,797
Denso Corp.	1,300	45,327
Eagle Industry Co., Ltd.	300	3,451
Exedy Corp.	100	2,125
FCC Co., Ltd.	100	1,613
Keihin Corp.	200	3,047
Koito Manufacturing Co., Ltd.	200	9,114
NGK Spark Plug Co., Ltd.	300	4,471
Nifco, Inc.	100	5,205
NOK Corp.	300	5,038
Stanley Electric Co., Ltd.	200	4,225
Sumitomo Electric Industries Ltd.	1,000	13,067
Sumitomo Rubber Industries Ltd.(a)	600	7,971
Tokai Rika Co., Ltd.	100	1,460
Toyoda Gosei Co., Ltd.	300	5,296
Toyota Boshoku Corp.	200	4,125
TS Tech Co., Ltd.	100	2,426
Yokohama Rubber Co., Ltd. (The)	300	3,720

Total Auto Components		181,570
Automobiles – 10.3%
Daihatsu Motor Co., Ltd.	500	6,448
Fuji Heavy Industries Ltd.	1,500	50,853
Honda Motor Co., Ltd.	2,700	67,704
Isuzu Motors Ltd.	1,200	14,604
Mazda Motor Corp.	500	6,623
Mitsubishi Motors Corp.	1,100	5,029
Nissan Motor Co., Ltd.	9,100	81,420
Suzuki Motor Corp.	400	10,736
Toyota Motor Corp.	4,300	211,752
Yamaha Motor Co., Ltd.	300	4,506

Total Automobiles		459,675
Banks – 9.8%
77 Bank Ltd. (The)	1,000	3,470
Aozora Bank Ltd.	3,000	10,352
Ashikaga Holdings Co., Ltd.	1,000	3,187
Bank of Kyoto Ltd. (The)	1,000	6,073
Chiba Bank Ltd. (The)	1,000	4,689
Daishi Bank Ltd. (The)	1,000	3,168
Ehime Bank Ltd. (The)	2,000	$4,425
Fukui Bank Ltd. (The)(a)	2,000	4,406
Fukuoka Financial Group, Inc.	2,000	6,531
Gunma Bank Ltd. (The)	1,000	3,607
Hachijuni Bank Ltd. (The)	1,200	5,193
Hiroshima Bank Ltd. (The)	1,000	3,314
Hokuetsu Bank Ltd. (The)	1,000	1,686
Hokuhoku Financial Group, Inc.	5,000	5,654
Hyakujushi Bank Ltd. (The)	1,000	2,895
Iyo Bank Ltd. (The)	600	3,644
Joyo Bank Ltd. (The)	1,000	3,714
Juroku Bank Ltd. (The)	1,000	2,632
Keiyo Bank Ltd. (The)	1,000	3,733
Kyushu Financial Group, Inc.	500	2,466
Mitsubishi UFJ Financial Group, Inc.	23,000	102,210
Mizuho Financial Group, Inc.	57,700	83,409
Musashino Bank Ltd. (The)	200	4,499
Nishi-Nippon City Bank Ltd. (The)	2,000	3,490
North Pacific Bank Ltd.	1,600	4,320
Ogaki Kyoritsu Bank Ltd. (The)	1,000	2,749
Oita Bank Ltd. (The)	2,000	5,731
Resona Holdings, Inc.	5,300	19,218
Seven Bank Ltd.	1,500	4,620
Shizuoka Bank Ltd. (The)	1,000	6,989
Sumitomo Mitsui Financial Group, Inc.	3,100	88,416
Sumitomo Mitsui Trust Holdings, Inc.	7,000	22,503
Suruga Bank Ltd.	200	4,494

Total Banks		437,487
Beverages – 1.4%
Asahi Group Holdings Ltd.	400	12,890
Coca-Cola East Japan Co., Ltd.	200	3,815
Coca-Cola West Co., Ltd.	200	5,638
Ito En Ltd.	200	7,710
Kirin Holdings Co., Ltd.	1,300	21,834
Suntory Beverage & Food Ltd.	200	9,007

Total Beverages		60,894
Building Products – 1.0%
Aica Kogyo Co., Ltd.	200	4,533
Asahi Glass Co., Ltd.(a)	2,000	10,761
Daikin Industries Ltd.	200	16,598
Sanwa Holdings Corp.	400	3,599
TOTO Ltd.	200	7,915

Total Building Products		43,406
Capital Markets – 1.4%
Daiwa Securities Group, Inc.	4,000	20,957
Ichiyoshi Securities Co., Ltd.	500	3,558
IwaiCosmo Holdings, Inc.	600	4,936
kabu.com Securities Co., Ltd.	1,200	3,848
Matsui Securities Co., Ltd.	300	2,462
Nomura Holdings, Inc.	3,400	12,103
Okasan Securities Group, Inc.	1,000	4,416
SBI Holdings, Inc.	300	2,951
Tokai Tokyo Financial Holdings, Inc.	1,200	5,053

Total Capital Markets		60,284

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	51

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2016

Investments	Shares	Value

Chemicals – 3.9%
Asahi Kasei Corp.	2,000	$13,802
DIC Corp.	100	2,072
Hitachi Chemical Co., Ltd.	300	5,536
JSR Corp.	500	6,560
Kaneka Corp.	1,000	6,609
Kansai Paint Co., Ltd.	200	4,006
Kuraray Co., Ltd.	600	7,106
Lintec Corp.	100	1,948
Mitsubishi Chemical Holdings Corp.	2,100	9,512
Mitsubishi Gas Chemical Co., Inc.	1,000	5,176
Mitsui Chemicals, Inc.	1,000	3,626
Nihon Parkerizing Co., Ltd.	300	3,126
Nippon Paint Holdings Co., Ltd.	200	4,878
Nippon Shokubai Co., Ltd.	100	5,683
Nippon Valqua Industries Ltd.	2,000	5,088
Nissan Chemical Industries Ltd.	200	5,786
Nitto Denko Corp.	100	6,274
Shin-Etsu Chemical Co., Ltd.	400	23,246
Showa Denko K.K.	500	4,684
Sumitomo Chemical Co., Ltd.	3,000	12,223
Taiyo Holdings Co., Ltd.	100	3,066
Taiyo Nippon Sanso Corp.	500	4,552
Teijin Ltd.	1,000	3,285
Toagosei Co., Ltd.	400	3,657
Toray Industries, Inc.	1,000	8,474
Tosoh Corp.	1,000	4,562
Toyo Ink SC Holdings Co., Ltd.	1,000	4,162
Toyobo Co., Ltd.	2,000	3,763
Ube Industries Ltd.	1,000	1,638

Total Chemicals		174,100
Commercial Services & Supplies – 1.1%
Dai Nippon Printing Co., Ltd.	1,000	11,063
Kokuyo Co., Ltd.	200	2,840
Okamura Corp.	400	3,958
Park24 Co., Ltd.	200	6,853
Secom Co., Ltd.	200	14,725
Toppan Printing Co., Ltd.	1,000	8,558

Total Commercial Services & Supplies		47,997
Construction & Engineering – 1.2%
COMSYS Holdings Corp.	200	3,225
Kajima Corp.	1,000	6,901
Kinden Corp.	400	4,305
Kyowa Exeo Corp.	200	2,484
Obayashi Corp.	900	9,518
Shimizu Corp.	1,000	9,319
Taikisha Ltd.	200	4,938
Taisei Corp.	1,000	8,168
Toda Corp.	1,000	4,289

Total Construction & Engineering		53,147
Construction Materials – 0.1%
Taiheiyo Cement Corp.	1,000	2,349
Containers & Packaging – 0.1%
Toyo Seikan Group Holdings Ltd.	200	$3,786
Distributors – 0.2%
Canon Marketing Japan, Inc.	200	3,632
Paltac Corp.	200	4,037

Total Distributors		7,669
Diversified Financial Services – 0.4%
IBJ Leasing Co., Ltd.	300	5,149
Japan Exchange Group, Inc.	1,100	12,524

Total Diversified Financial Services		17,673
Diversified Telecommunication Services – 2.6%
Nippon Telegraph & Telephone Corp.	2,500	116,971
Electric Utilities – 0.7%
Chubu Electric Power Co., Inc.	600	8,472
Chugoku Electric Power Co., Inc. (The)	600	7,597
Hokuriku Electric Power Co.	500	6,165
Shikoku Electric Power Co., Inc.	300	3,527
Tohoku Electric Power Co., Inc.	400	5,018

Total Electric Utilities		30,779
Electrical Equipment – 1.4%
Fuji Electric Co., Ltd.	1,000	4,114
Furukawa Electric Co., Ltd.	1,000	2,300
GS Yuasa Corp.	1,000	3,802
Idec Corp.	500	4,401
Mabuchi Motor Co., Ltd.	100	4,172
Mitsubishi Electric Corp.	2,000	23,550
Nidec Corp.	200	15,054
Nitto Kogyo Corp.	300	3,693

Total Electrical Equipment		61,086
Electronic Equipment, Instruments & Components – 3.1%
Alps Electric Co., Ltd.	200	3,722
Amano Corp.	200	3,462
Azbil Corp.	200	5,858
Canon Electronics, Inc.(a)	300	4,123
Dexerials Corp.	400	2,788
Enplas Corp.	100	2,621
Hamamatsu Photonics K.K.	100	2,783
Hitachi High-Technologies Corp.	200	5,422
Hitachi Ltd.	6,000	24,792
Kyocera Corp.	400	18,879
Kyosan Electric Manufacturing Co., Ltd.	1,000	3,246
Macnica Fuji Electronics Holdings, Inc.	300	3,082
Murata Manufacturing Co., Ltd.	200	22,186
Nippon Electric Glass Co., Ltd.	1,000	4,143
Oki Electric Industry Co., Ltd.	2,000	2,651
Omron Corp.	300	9,679
Satori Electric Co., Ltd.	600	3,901
TDK Corp.	100	5,527
Yaskawa Electric Corp.	200	2,579
Yokogawa Electric Corp.	400	4,468

Total Electronic Equipment, Instruments & Components		135,912

See Notes to Financial Statements.

52	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2016

Investments	Shares	Value

Food & Staples Retailing – 2.0%
Aeon Co., Ltd.	800	$12,368
Arcs Co., Ltd.	200	4,749
Axial Retailing, Inc.	100	3,441
Cawachi Ltd.	200	4,765
FamilyMart Co., Ltd.	200	12,184
Lawson, Inc.	100	7,964
Seven & I Holdings Co., Ltd.	700	29,210
Sundrug Co., Ltd.	100	9,319
UNY Group Holdings Co., Ltd.	400	3,357

Total Food & Staples Retailing		87,357
Food Products – 1.0%
Ajinomoto Co., Inc.	300	7,036
Kewpie Corp.	200	6,336
Megmilk Snow Brand Co., Ltd.	100	3,485
MEIJI Holdings Co., Ltd.	100	10,166
Nissin Foods Holdings Co., Ltd.	100	5,449
Toyo Suisan Kaisha Ltd.	200	8,071
Yakult Honsha Co., Ltd.	100	5,147

Total Food Products		45,690
Gas Utilities – 0.6%
Osaka Gas Co., Ltd.	2,000	7,650
Saibu Gas Co., Ltd.	2,000	4,854
Tokyo Gas Co., Ltd.	3,000	12,294

Total Gas Utilities		24,798
Health Care Equipment & Supplies – 0.8%
Hoya Corp.	400	14,169
Nihon Kohden Corp.	100	2,793
Nipro Corp.	400	4,936
Sysmex Corp.	100	6,813
Terumo Corp.	200	8,471

Total Health Care Equipment & Supplies		37,182
Health Care Providers & Services – 0.4%
Alfresa Holdings Corp.	200	4,145
Medipal Holdings Corp.	200	3,267
Miraca Holdings, Inc.	100	4,308
Ship Healthcare Holdings, Inc.	100	3,090
Suzuken Co., Ltd.	100	3,129

Total Health Care Providers & Services		17,939
Health Care Technology – 0.1%
M3, Inc.	100	3,460
Hotels, Restaurants & Leisure – 0.6%
Accordia Golf Co., Ltd.	500	5,225
McDonald’s Holdings Co., Japan Ltd.	200	5,449
Oriental Land Co., Ltd.	100	6,457
Round One Corp.	600	4,807
Skylark Co., Ltd.	400	5,053

Total Hotels, Restaurants & Leisure		26,991
Household Durables – 2.3%
Fuji Corp., Ltd.	600	3,802
Haseko Corp.	200	1,990
Iida Group Holdings Co., Ltd.	400	$8,122
Nihon House Holdings Co., Ltd.	1,900	5,834
Nikon Corp.	300	4,053
Panasonic Corp.	3,300	28,339
Sangetsu Co., Ltd.	200	3,735
Sekisui Chemical Co., Ltd.	600	7,334
Sekisui House Ltd.	1,200	20,815
Sony Corp.	400	11,650
Starts Corp., Inc.	200	3,954
Sumitomo Forestry Co., Ltd.	200	2,690

Total Household Durables		102,318
Household Products – 0.3%
Pigeon Corp.	200	5,897
Unicharm Corp.	300	6,682

Total Household Products		12,579
Independent Power & Renewable Electricity Producers – 0.2%
Electric Power Development Co., Ltd.	300	6,957
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.	300	2,699
Seibu Holdings, Inc.	200	3,371

Total Industrial Conglomerates		6,070
Insurance – 4.1%
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	18,675
Japan Post Holdings Co., Ltd.	4,300	52,016
Japan Post Insurance Co., Ltd.	800	16,306
MS&AD Insurance Group Holdings, Inc.	1,000	25,553
Sompo Japan Nipponkoa Holdings, Inc.	300	7,891
Sony Financial Holdings, Inc.	1,000	11,151
T&D Holdings, Inc.	1,200	10,047
Tokio Marine Holdings, Inc.	1,200	39,384

Total Insurance		181,023
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	400	4,299
Start Today Co., Ltd.	100	5,244

Total Internet & Catalog Retail		9,543
Internet Software & Services – 0.8%
GMO Internet, Inc.	200	2,061
Kakaku.com, Inc.	100	1,974
Mixi, Inc.	200	8,178
Yahoo Japan Corp.	5,500	24,232

Total Internet Software & Services		36,445
IT Services – 1.1%
Fujitsu Ltd.	2,000	7,291
Itochu Techno-Solutions Corp.	200	4,281
Nomura Research Institute Ltd.	200	7,291
NS Solutions Corp.	100	1,533
NTT Data Corp.	200	9,416
Obic Co., Ltd.	100	5,468
Otsuka Corp.	100	4,655
SCSK Corp.	100	3,729
Transcosmos, Inc.	200	5,660

Total IT Services		49,324

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	53

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2016

Investments	Shares	Value

Leisure Products – 0.7%
Bandai Namco Holdings, Inc.	300	$7,699
Heiwa Corp.	200	4,033
Sankyo Co., Ltd.	200	7,467
Sega Sammy Holdings, Inc.	700	7,499
Yamaha Corp.	200	5,336

Total Leisure Products		32,034
Machinery – 5.7%
Alinco, Inc.	600	5,626
Amada Holdings Co., Ltd.	600	6,036
Daifuku Co., Ltd.	200	3,544
DMG Mori Co., Ltd.	200	1,895
Ebara Corp.	1,000	5,468
FANUC Corp.	300	48,353
Giken Ltd.	200	3,727
Hino Motors Ltd.	1,100	10,840
Hitachi Construction Machinery Co., Ltd.	300	4,331
Hoshizaki Electric Co., Ltd.	100	9,738
IHI Corp.	1,000	2,651
JTEKT Corp.	400	4,472
Kawasaki Heavy Industries Ltd.	3,000	8,334
Komatsu Ltd.	1,600	27,597
Kubota Corp.	1,000	13,330
Kurita Water Industries Ltd.	200	4,441
Makita Corp.	200	13,179
Minebea Co., Ltd.	700	4,674
Mitsubishi Heavy Industries Ltd.	5,000	19,856
Miura Co., Ltd.	200	4,447
Nabtesco Corp.(a)	200	4,733
Nachi-Fujikoshi Corp.	1,000	3,012
Noritake Co., Ltd.	2,000	4,542
NSK Ltd.	1,000	7,330
NTN Corp.	2,000	5,303
OSG Corp.	100	1,653
Shinmaywa Industries Ltd.	1,000	6,151
Sodick Co., Ltd.	200	1,528
Sumitomo Heavy Industries Ltd.	2,000	8,656
Tadano Ltd.	400	3,299
THK Co., Ltd.	200	3,379

Total Machinery		252,125
Marine – 0.3%
Kawasaki Kisen Kaisha Ltd.	2,000	4,679
Mitsui OSK Lines Ltd.	1,000	2,106
Nippon Yusen K.K.	3,000	5,234

Total Marine		12,019
Media – 0.6%
CyberAgent, Inc.(a)	100	6,014
Daiichikosho Co., Ltd.	100	4,186
Dentsu, Inc.	200	9,299
Hakuhodo DY Holdings, Inc.	400	4,765
Toho Co., Ltd.	100	2,753

Total Media		27,017
Metals & Mining – 1.5%
Daido Steel Co., Ltd.	1,000	$3,402
Dowa Holdings Co., Ltd.	1,000	5,098
Hitachi Metals Ltd.	600	6,018
JFE Holdings, Inc.	500	6,409
Mitsubishi Materials Corp.	2,000	4,737
Mitsui Mining & Smelting Co., Ltd.	1,000	1,647
Nippon Light Metal Holdings Co., Ltd.	1,600	3,525
Nippon Steel & Sumitomo Metal Corp.	1,100	20,994
Nisshin Steel Co., Ltd.	200	2,535
Sumitomo Metal Mining Co., Ltd.	1,000	10,025
Yamato Kogyo Co., Ltd.	200	4,511

Total Metals & Mining		68,901
Multiline Retail – 0.5%
Isetan Mitsukoshi Holdings Ltd.	500	4,416
Izumi Co., Ltd.	100	3,875
J. Front Retailing Co., Ltd.	600	6,170
Marui Group Co., Ltd.	200	2,675
Takashimaya Co., Ltd.	1,000	7,125

Total Multiline Retail		24,261
Oil, Gas & Consumable Fuels – 0.9%
Idemitsu Kosan Co., Ltd.	200	4,312
JX Holdings, Inc.	4,100	15,934
Showa Shell Sekiyu K.K.	1,000	9,280
TonenGeneral Sekiyu K.K.	1,000	9,065

Total Oil, Gas & Consumable Fuels		38,591
Paper & Forest Products – 0.2%
Nippon Paper Industries Co., Ltd.	200	3,484
Oji Holdings Corp.	2,000	7,642

Total Paper & Forest Products		11,126
Personal Products – 0.8%
Kao Corp.	400	23,117
Pola Orbis Holdings, Inc.	100	9,309
Shiseido Co., Ltd.	200	5,141

Total Personal Products		37,567
Pharmaceuticals – 5.7%
Astellas Pharma, Inc.	2,500	38,990
Chugai Pharmaceutical Co., Ltd.	500	17,716
Daiichi Sankyo Co., Ltd.	1,100	26,522
Eisai Co., Ltd.	300	16,633
Hisamitsu Pharmaceutical Co., Inc.	100	5,732
Kaken Pharmaceutical Co., Ltd.	100	6,521
KYORIN Holdings, Inc.	100	1,949
Kyowa Hakko Kirin Co., Ltd.	300	5,076
Mitsubishi Tanabe Pharma Corp.	600	10,779
Ono Pharmaceutical Co., Ltd.	300	12,960
Otsuka Holdings Co., Ltd.	600	27,599
Santen Pharmaceutical Co., Ltd.	200	3,119
Shionogi & Co., Ltd.	200	10,855
Sumitomo Dainippon Pharma Co., Ltd.	400	6,890
Takeda Pharmaceutical Co., Ltd.	1,400	60,372
Tsumura & Co.	100	2,701

Total Pharmaceuticals		254,414

See Notes to Financial Statements.

54	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2016

Investments	Shares	Value

Professional Services – 0.5%
Recruit Holdings Co., Ltd.	500	$18,203
TechnoPro Holdings, Inc.	100	3,095

Total Professional Services		21,298
Real Estate Management & Development – 2.2%
Aeon Mall Co., Ltd.	200	2,601
Airport Facilities Co., Ltd.	1,000	4,864
Daito Trust Construction Co., Ltd.	100	16,220
Daiwa House Industry Co., Ltd.	800	23,254
Hulic Co., Ltd.	600	6,270
Mitsui Fudosan Co., Ltd.	1,000	22,726
Nomura Real Estate Holdings, Inc.	300	5,202
NTT Urban Development Corp.	400	4,258
Open House Co., Ltd.	100	2,702
Sumitomo Real Estate Sales Co., Ltd.	100	1,951
Sun Frontier Fudousan Co., Ltd.	200	2,026
Tokyo Tatemono Co., Ltd.	200	2,382
Tokyu Fudosan Holdings Corp.	600	3,708

Total Real Estate Management & Development		98,164
Road & Rail – 2.1%
Central Japan Railway Co.	100	17,667
East Japan Railway Co.	200	18,390
Hankyu Hanshin Holdings, Inc.	1,000	7,428
Kintetsu Group Holdings Co., Ltd.	1,000	4,269
Nagoya Railroad Co., Ltd.	1,000	5,624
Nikkon Holdings Co., Ltd.	100	1,784
Nippon Express Co., Ltd.	1,000	4,542
Seino Holdings Co., Ltd.	400	3,646
Senko Co., Ltd.	600	3,597
Tobu Railway Co., Ltd.	1,000	5,468
Tokyu Corp.	1,000	8,744
West Japan Railway Co.	200	12,607

Total Road & Rail		93,766
Semiconductors & Semiconductor Equipment – 0.9%
Advantest Corp.	400	4,425
Disco Corp.	100	8,958
Mimasu Semiconductor Industry Co., Ltd.	300	2,802
Sumco Corp.	500	3,153
Tokyo Electron Ltd.	200	16,717
Tokyo Seimitsu Co., Ltd.	200	4,615

Total Semiconductors & Semiconductor Equipment		40,670
Software – 0.9%
Capcom Co., Ltd.	100	2,297
GungHo Online Entertainment, Inc.	1,300	3,497
Konami Holdings Corp.	200	7,593
Nexon Co., Ltd.	100	1,469
NSD Co., Ltd.	200	3,174
Oracle Corp.	200	10,625
Square Enix Holdings Co., Ltd.	200	6,453
Trend Micro, Inc.	100	3,553

Total Software		38,661
Specialty Retail – 1.8%
ABC-Mart, Inc.	100	$6,677
Aoyama Trading Co., Ltd.	100	3,665
DCM Holdings Co., Ltd.	500	4,265
Fast Retailing Co., Ltd.	100	26,611
Hikari Tsushin, Inc.	100	8,354
K’s Holdings Corp.	200	3,718
Kohnan Shoji Co., Ltd.	200	3,688
Pal Co., Ltd.	100	2,344
Sanrio Co., Ltd.	200	3,548
Shimachu Co., Ltd.	100	2,170
T-Gaia Corp.	200	2,799
USS Co., Ltd.	400	6,562
Yamada Denki Co., Ltd.	1,200	6,316

Total Specialty Retail		80,717
Technology Hardware, Storage & Peripherals – 3.3%
Brother Industries Ltd.	500	5,303
Canon, Inc.	3,200	90,847
FUJIFILM Holdings Corp.	300	11,533
Konica Minolta, Inc.	1,100	7,934
NEC Corp.	3,000	6,931
Ricoh Co., Ltd.	1,400	12,064
Seiko Epson Corp.	800	12,734

Total Technology Hardware, Storage & Peripherals		147,346
Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	100	1,672
Seiko Holdings Corp.	1,000	2,983

Total Textiles, Apparel & Luxury Goods		4,655
Tobacco – 2.4%
Japan Tobacco, Inc.	2,700	107,984
Trading Companies & Distributors – 4.9%
Inaba Denki Sangyo Co., Ltd.	200	6,794
ITOCHU Corp.	3,200	38,663
Japan Pulp & Paper Co., Ltd.	2,000	6,414
Marubeni Corp.	2,900	12,989
MISUMI Group, Inc.	200	3,573
Mitsubishi Corp.	2,300	40,086
Mitsui & Co., Ltd.	4,600	54,412
Shinsho Corp.	4,000	6,472
Sojitz Corp.	2,200	5,168
Sumitomo Corp.	2,800	27,962
Toyota Tsusho Corp.	500	10,654
Yamazen Corp.	500	3,962
Yuasa Trading Co., Ltd.	100	2,046

Total Trading Companies & Distributors		219,195
Transportation Infrastructure – 0.1%
Japan Airport Terminal Co., Ltd.	100	3,587
Wireless Telecommunication Services – 5.6%
KDDI Corp.	3,000	91,032
NTT DOCOMO, Inc.	5,100	137,530
SoftBank Group Corp.	400	22,571

Total Wireless Telecommunication Services		251,133
TOTAL COMMON STOCKS (Cost: $4,363,912)		4,450,710

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	55

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $26,201)(c)	26,201	$26,201
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $4,390,113)		4,476,911
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.6)%		(27,767)

NET ASSETS – 100.0%		$4,449,144
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.

(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $25,056 and the total market value of the collateral held by the Fund was $26,201.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	JPY	41,896,272	USD	378,202	$(30,184)
7/5/2016	JPY	54,990,534	USD	496,386	(39,636)
7/5/2016	JPY	54,987,655	USD	496,386	(39,608)
7/5/2016	JPY	54,991,775	USD	496,386	(39,648)
7/5/2016	JPY	54,988,598	USD	496,386	(39,618)
7/5/2016	USD	19,487	JPY	2,032,884	329
7/5/2016	USD	492,294	JPY	50,503,456	(10)
7/5/2016	USD	492,294	JPY	50,501,881	(25)
7/5/2016	USD	492,294	JPY	50,501,930	(25)
7/5/2016	USD	492,294	JPY	50,501,930	(24)
7/5/2016	USD	375,083	JPY	38,480,890	11
8/3/2016	JPY	47,967,372	USD	467,973	(11)
8/3/2016	JPY	47,965,407	USD	467,973	8
8/3/2016	JPY	47,968,121	USD	467,973	(18)
8/3/2016	JPY	47,967,185	USD	467,973	(9)
8/3/2016	JPY	36,548,616	USD	356,551	(28)
					$(188,496)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

56	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.1%
Brazil – 9.5%
AES Tiete Energia S.A.	301	$1,390
Alupar Investimento S.A.	427	1,866
Ambev S.A.	10,024	59,604
Banco Bradesco S.A.	1,102	9,291
Banco do Brasil S.A.	3,208	17,203
Banco Santander Brasil S.A.	2,807	15,929
BB Seguridade Participacoes S.A.	1,303	11,433
BM&FBovespa S.A.	802	4,506
BR Malls Participacoes S.A.*	391	1,568
BRF S.A.	200	2,817
BTG Pactual Group	300	1,727
CCR S.A.	1,704	8,936
CETIP S.A. – Mercados Organizados	200	2,734
Cia de Saneamento Basico do Estado de Sao Paulo	301	2,732
Cia Hering	301	1,394
Cia Paranaense de Energia	301	1,883
Cia Siderurgica Nacional S.A.*	1,704	4,159
Cielo S.A.	601	6,352
Cosan S.A. Industria e Comercio	200	2,079
EcoRodovias Infraestrutura e Logistica S.A.*	1,103	2,885
Embraer S.A.	200	1,092
Equatorial Energia S.A.	100	1,519
Ez Tec Empreendimentos e Participacoes S.A.	316	1,578
Grendene S.A.	301	1,546
Itau Unibanco Holding S.A.	401	3,257
JBS S.A.	601	1,876
Klabin S.A.	301	1,449
Kroton Educacional S.A.	401	1,702
Light S.A.	501	1,762
Localiza Rent a Car S.A.	100	1,077
Lojas Renner S.A.	200	1,479
Mahle-Metal Leve S.A.	200	1,433
MRV Engenharia e Participacoes S.A.	501	1,690
Multiplan Empreendimentos Imobiliarios S.A.	100	1,881
Multiplus S.A.	200	2,257
Natura Cosmeticos S.A.	501	3,988
Odontoprev S.A.	501	2,081
Porto Seguro S.A.	200	1,670
Raia Drogasil S.A.	100	1,971
Smiles S.A.	200	2,996
Sul America S.A.	100	488
TIM Participacoes S.A.	802	1,712
TOTVS S.A.	200	1,906
Tractebel Energia S.A.	501	5,991
Transmissora Alianca de Energia Eletrica S.A.	601	3,602
Ultrapar Participacoes S.A.	200	4,439
Vale S.A.	4,110	20,872
Via Varejo S.A.	802	1,865
WEG S.A.	601	2,577

Total Brazil		242,244
Chile – 2.0%
AES Gener S.A.	4,501	$2,201
Aguas Andinas S.A. Class A	5,644	3,236
Banco de Chile	41,142	4,408
Banco de Credito e Inversiones	46	1,987
Banco Santander Chile	96,903	4,672
CAP S.A.	424	1,446
Cencosud S.A.	727	2,074
Cia Cervecerias Unidas S.A.	136	1,591
Colbun S.A.	4,686	1,135
Empresa Nacional de Electricidad S.A.	3,122	2,884
Empresa Nacional de Telecomunicaciones S.A.*	141	1,277
Empresas CMPC S.A.	531	1,105
Empresas COPEC S.A.	496	4,362
Enersis Americas S.A.	25,482	4,363
Inversiones Aguas Metropolitanas S.A.	1,068	1,701
Inversiones La Construccion S.A.	109	1,195
Itau CorpBanca	251,398	2,133
Ripley Corp. S.A.	3,642	1,810
S.A.C.I. Falabella	597	4,552
Sociedad Matriz del Banco de Chile S.A. Class B	4,494	1,295
SONDA S.A.	684	1,255

Total Chile		50,682
China – 21.7%
AAC Technologies Holdings, Inc.	500	4,244
Agricultural Bank of China Ltd. Class H	20,000	7,296
Anhui Conch Cement Co., Ltd. Class H	500	1,200
ANTA Sports Products Ltd.	1,000	1,998
BAIC Motor Corp., Ltd. Class H(a)	1,500	1,054
Bank of China Ltd. Class H	50,000	19,915
Bank of Communications Co., Ltd. Class H	19,000	11,976
Beijing Enterprises Holdings Ltd.	500	2,823
Beijing Enterprises Water Group Ltd.	2,000	1,201
Belle International Holdings Ltd.	11,000	6,437
Brilliance China Automotive Holdings Ltd.	2,000	2,052
Central China Securities Co., Ltd. Class H	1,000	429
China Communications Construction Co., Ltd. Class H	1,000	1,070
China Conch Venture Holdings Ltd.	1,000	1,980
China Construction Bank Corp. Class H	146,000	96,355
China Everbright Bank Co., Ltd. Class H*	4,000	1,825
China Everbright International Ltd.	1,000	1,109
China Galaxy Securities Co., Ltd. Class H	1,500	1,340
China Gas Holdings Ltd.	2,000	3,047
China Hongqiao Group Ltd.	5,500	3,687
China International Marine Containers Group Co., Ltd. Class H	800	984
China Jinmao Holdings Group Ltd.	8,000	2,248
China Lesso Group Holdings Ltd.	1,000	529
China Life Insurance Co., Ltd. Class H	2,000	4,285
China Lilang Ltd.	2,000	1,271
China Medical System Holdings Ltd.	1,000	1,521
China Mengniu Dairy Co., Ltd.	1,000	1,738
China Merchants Bank Co., Ltd. Class H*	1,500	3,353

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	57

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

China Minsheng Banking Corp., Ltd. Class H	2,000	$1,928
China Mobile Ltd.	8,500	97,129
China National Building Material Co., Ltd. Class H	2,000	871
China Oilfield Services Ltd. Class H	2,000	1,534
China Overseas Land & Investment Ltd.	2,000	6,316
China Pacific Insurance Group Co., Ltd. Class H	600	2,019
China Petroleum & Chemical Corp. Class H	16,000	11,549
China Pioneer Pharma Holdings Ltd.	2,000	433
China Power International Development Ltd.	4,000	1,469
China Power New Energy Development Co., Ltd.	1,000	584
China Resources Cement Holdings Ltd.	6,000	1,918
China Resources Land Ltd.	2,000	4,666
China Shenhua Energy Co., Ltd. Class H	2,500	4,595
China Shineway Pharmaceutical Group Ltd.	2,000	2,186
China South City Holdings Ltd.	6,000	1,160
China State Construction International Holdings Ltd.	2,000	2,635
China Telecom Corp., Ltd. Class H	4,000	1,784
China Travel International Investment Hong Kong Ltd.	4,000	1,155
China Unicom Hong Kong Ltd.	8,000	8,270
China Vanke Co., Ltd. Class H	500	980
China Yongda Automobiles Services Holdings Ltd.	1,000	419
China Zhongwang Holdings Ltd.	4,800	2,128
CIFI Holdings Group Co., Ltd.	6,000	1,469
CITIC Ltd.	8,000	11,632
CITIC Securities Co., Ltd. Class H	500	1,096
CITIC Telecom International Holdings Ltd.	3,000	1,129
CNOOC Ltd.	36,000	44,641
Cosmo Lady China Holdings Co., Ltd.(a)	1,000	512
Country Garden Holdings Co., Ltd.	18,000	7,564
CPMC Holdings Ltd.	1,000	424
CSPC Pharmaceutical Group Ltd.	2,000	1,779
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)	200	1,227
Evergrande Real Estate Group Ltd.	15,000	9,184
Far East Horizon Ltd.	2,000	1,552
Golden Eagle Retail Group Ltd.	1,000	1,114
GOME Electrical Appliances Holding Ltd.	9,000	1,067
Great Wall Motor Co., Ltd. Class H	2,000	1,655
Guangdong Investment Ltd.	2,000	3,037
Guangzhou Automobile Group Co., Ltd. Class H	2,000	2,385
Guotai Junan International Holdings Ltd.	4,000	1,356
Haitian International Holdings Ltd.	1,000	1,758
Haitong Securities Co., Ltd. Class H*	800	1,345
Hengan International Group Co., Ltd.	500	4,170
Huadian Power International Corp., Ltd. Class H	2,000	951
Huaneng Power International, Inc. Class H	4,000	2,465
Huishang Bank Corp., Ltd. Class H	3,000	1,353
Industrial & Commercial Bank of China Ltd. Class H	50,000	27,649
Intime Retail Group Co., Ltd.	1,500	1,241
Kunlun Energy Co., Ltd.	4,000	3,295
KWG Property Holding Ltd.	2,500	1,447
Lee & Man Paper Manufacturing Ltd.	3,000	2,224
Longfor Properties Co., Ltd.	2,000	2,594
Nine Dragons Paper Holdings Ltd.	2,000	1,518
Parkson Retail Group Ltd.	5,500	$482
People’s Insurance Co. Group of China Ltd. (The) Class H	1,000	383
PetroChina Co., Ltd. Class H	10,000	6,819
Ping An Insurance Group Co. of China Ltd. Class H	1,500	6,603
Qinqin Foodstuffs Group Cayman Co., Ltd.*	100	142
Shanghai Industrial Holdings Ltd.	1,000	2,258
Shengjing Bank Co., Ltd. Class H(a)	500	515
Shenzhen International Holdings Ltd.	1,500	2,166
Shenzhen Investment Ltd.	4,000	1,593
Shenzhou International Group Holdings Ltd.	1,000	4,827
Shimao Property Holdings Ltd.	2,500	3,145
Shui On Land Ltd.	6,000	1,516
Sino-Ocean Group Holding Ltd.	4,500	1,943
Sinopec Engineering Group Co., Ltd. Class H	1,500	1,353
Sinopharm Group Co., Ltd. Class H	400	1,905
SITC International Holdings Co., Ltd.	1,000	523
Skyworth Digital Holdings Ltd.	2,000	1,634
Sun Art Retail Group Ltd.	3,500	2,450
Sunac China Holdings Ltd.	2,000	1,237
TCL Communication Technology Holdings Ltd.	2,000	1,841
Tencent Holdings Ltd.	300	6,810
Tingyi Cayman Islands Holding Corp.	2,000	1,885
Want Want China Holdings Ltd.	4,000	2,836
Xingda International Holdings Ltd.	6,000	1,377
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	250	88
Xinyi Glass Holdings Ltd.	2,000	1,469
Xinyi Solar Holdings Ltd.	4,000	1,573
XTEP International Holdings Ltd.	2,500	1,337
Yingde Gases Group Co., Ltd.	3,500	1,272
Yuexiu Property Co., Ltd.	14,000	1,714
Yuexiu Transport Infrastructure Ltd.	2,000	1,284
Zhejiang Expressway Co., Ltd. Class H	2,000	1,879
Zijin Mining Group Co., Ltd. Class H	4,000	1,335

Total China		555,722
Czech Republic – 0.7%
CEZ AS	816	13,871
O2 Czech Republic AS	323	2,875

Total Czech Republic		16,746
Hong Kong – 0.2%
CP Pokphand Co., Ltd.	18,000	1,879
EVA Precision Industrial Holdings Ltd.	6,000	572
Kingboard Chemical Holdings Ltd.	1,000	1,983
Kingboard Laminates Holdings Ltd.	3,000	1,837

Total Hong Kong		6,271
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	65	3,762
OTP Bank PLC	112	2,503

Total Hungary		6,265
India – 2.7%
Ambuja Cements Ltd.	222	838
Asian Paints Ltd.	59	877

See Notes to Financial Statements.

58	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

Axis Bank Ltd. GDR Reg S	45	$1,746
Bajaj Auto Ltd.	20	797
Bharat Petroleum Corp., Ltd.	74	1,175
Bharti Airtel Ltd.	175	951
Bharti Infratel Ltd.	165	844
Coal India Ltd.	1,221	5,662
Crompton Greaves Ltd.*	950	1,038
GAIL India Ltd.	139	793
HCL Technologies Ltd.	159	1,721
Hindustan Petroleum Corp., Ltd.	60	886
Hindustan Unilever Ltd.	204	2,716
ICICI Bank Ltd. ADR	400	2,872
Idea Cellular Ltd.	447	706
Infosys Ltd. ADR	673	12,013
ITC Ltd.	535	2,920
Larsen & Toubro Ltd. GDR Reg S	88	1,949
Lupin Ltd.	33	753
Mahindra & Mahindra Ltd. GDR	84	1,781
NMDC Ltd.	1,123	1,561
NTPC Ltd.	524	1,213
Oil & Natural Gas Corp., Ltd.	978	3,134
Reliance Industries Ltd. GDR(a)	162	4,625
Reliance Infrastructure Ltd.	89	720
State Bank of India GDR Reg S	100	3,170
Tata Communications Ltd.	127	904
Tata Consultancy Services Ltd.	101	3,820
Tata Power Co., Ltd.	732	796
Tech Mahindra Ltd.	109	817
UPL Ltd.	102	831
Vedanta Ltd. ADR	301	2,369
Wipro Ltd. ADR	100	1,236
Yes Bank Ltd.	59	968
Zee Entertainment Enterprises Ltd.	128	866

Total India		70,068
Indonesia – 3.6%
Adaro Energy Tbk PT	27,900	1,795
AKR Corporindo Tbk PT	2,400	1,163
Astra Agro Lestari Tbk PT*	1,222	1,360
Astra International Tbk PT	20,900	11,706
Bank Central Asia Tbk PT	3,700	3,731
Bank Danamon Indonesia Tbk PT	4,300	1,152
Bank Negara Indonesia Persero Tbk PT	8,100	3,188
Bank Rakyat Indonesia Persero Tbk PT	8,400	6,866
Bank Tabungan Negara Persero Tbk PT	4,000	519
Charoen Pokphand Indonesia Tbk PT	1,700	482
Global Mediacom Tbk PT	6,300	470
Gudang Garam Tbk PT	600	3,133
Indo Tambangraya Megah Tbk PT	2,600	1,845
Indofood CBP Sukses Makmur Tbk PT	1,700	2,216
Indofood Sukses Makmur Tbk PT	5,700	3,128
Jasa Marga Persero Tbk PT	3,100	1,238
Kalbe Farma Tbk PT	13,400	1,552
Lippo Karawaci Tbk PT	8,700	754
Matahari Department Store Tbk PT	1,200	1,816
Matahari Putra Prima Tbk PT	5,100	598
Media Nusantara Citra Tbk PT	13,100	2,181
Mitra Keluarga Karyasehat Tbk PT	2,500	520
Pakuwon Jati Tbk PT	12,100	563
Perusahaan Gas Negara Persero Tbk	19,000	3,365
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,700	491
Semen Indonesia Persero Tbk PT	4,300	3,043
Summarecon Agung Tbk PT*	4,100	562
Surya Citra Media Tbk PT	6,200	1,549
Tambang Batubara Bukit Asam Persero Tbk PT	2,700	1,573
Telekomunikasi Indonesia Persero Tbk PT	52,900	15,935
Timah Persero Tbk PT	8,900	471
Unilever Indonesia Tbk PT	2,400	8,188
United Tractors Tbk PT	2,500	2,800
Vale Indonesia Tbk PT*	11,300	1,557
Wijaya Karya Beton Tbk PT	6,900	504

Total Indonesia		92,014
Malaysia – 5.1%
Alliance Financial Group Bhd	1,400	1,399
AMMB Holdings Bhd	2,400	2,643
Astro Malaysia Holdings Bhd	3,500	2,544
Axiata Group Bhd	5,200	7,262
Berjaya Sports Toto Bhd	1,700	1,282
British American Tobacco Malaysia Bhd	300	3,922
Cahya Mata Sarawak Bhd	600	533
Carlsberg Brewery Malaysia Bhd	400	1,312
CIMB Group Holdings Bhd	1,700	1,843
DiGi.Com Bhd	5,600	6,640
Felda Global Ventures Holdings Bhd	4,400	1,648
Gamuda Bhd	1,500	1,808
Genting Malaysia Bhd	1,600	1,766
HAP Seng Consolidated Bhd	1,600	3,064
Hong Leong Bank Bhd	700	2,288
Hong Leong Financial Group Bhd	400	1,457
IHH Healthcare Bhd	1,000	1,637
IJM Corp. Bhd	1,900	1,645
IOI Corp. Bhd	2,200	2,368
IOI Properties Group Bhd	2,100	1,224
KSL Holdings Bhd	1,800	500
Kuala Lumpur Kepong Bhd	400	2,308
Lafarge Malaysia Bhd	600	1,165
Mah Sing Group Bhd	3,400	1,240
Malayan Banking Bhd	6,700	13,528
Malaysia Airports Holdings Bhd	700	1,063
Maxis Bhd	6,100	8,912
MISC Bhd	1,100	2,035
Petronas Chemicals Group Bhd	3,700	6,067
Petronas Dagangan Bhd	300	1,741
Petronas Gas Bhd	900	4,911
PPB Group Bhd	300	1,228
Press Metal Bhd	1,800	1,643

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	59

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

Public Bank Bhd	1,200	$5,775
Sime Darby Bhd	4,000	7,531
SP Setia Bhd Group	1,500	1,079
Telekom Malaysia Bhd	2,100	3,527
Tenaga Nasional Bhd	2,000	6,995
Top Glove Corp. Bhd	1,000	1,141
UMW Holdings Bhd	1,100	1,563
Westports Holdings Bhd	1,900	1,979
YTL Corp. Bhd	9,300	3,852
YTL Power International Bhd	6,400	2,238

Total Malaysia		130,306
Mexico – 3.6%
Alfa S.A.B. de C.V. Class A	1,303	2,223
Alpek S.A. de C.V.	1,203	1,957
America Movil S.A.B. de C.V. Series L	19,245	11,704
Arca Continental S.A.B. de C.V.	501	3,559
Coca-Cola Femsa S.A.B. de C.V. Series L	200	1,644
Concentradora Fibra Danhos S.A. de C.V.	601	1,084
Fomento Economico Mexicano S.A.B. de C.V.	702	6,437
Gruma S.A.B. de C.V. Class B	110	1,573
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	301	1,768
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	301	3,064
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	110	1,732
Grupo Carso S.A.B. de C.V. Series A1	401	1,696
Grupo Financiero Banorte S.A.B. de C.V. Class O	401	2,228
Grupo Financiero Inbursa S.A.B. de C.V. Class O	1,002	1,684
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,403	2,520
Grupo Herdez S.A.B. de C.V.	601	1,308
Grupo Lala S.A.B. de C.V.	601	1,307
Grupo Mexico S.A.B. de C.V. Series B	2,606	6,087
Grupo Sanborns S.A.B. de C.V.	1,203	1,588
Grupo Televisa S.A.B. Series CPO	200	1,035
Industrias Bachoco S.A.B. de C.V. Series B	301	1,228
Infraestructura Energetica Nova S.A.B. de C.V.	601	2,509
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	902	2,109
Macquarie Mexico Real Estate Management S.A. de C.V.*	902	1,173
Mexichem S.A.B. de C.V.	501	1,050
Wal-Mart de Mexico S.A.B. de C.V.	11,928	28,389

Total Mexico		92,656
Philippines – 2.4%
Aboitiz Equity Ventures, Inc.	1,700	2,817
Aboitiz Power Corp.	4,100	4,013
Alliance Global Group, Inc.	3,800	1,195
Ayala Corp.	80	1,444
Ayala Land, Inc.	2,100	1,732
Bank of the Philippine Islands	1,080	2,233
BDO Unibank, Inc.	1,100	2,619
DMCI Holdings, Inc.	10,200	2,732
Emperador, Inc.*	7,700	1,187
Energy Development Corp.	18,500	$2,170
First Gen Corp.	2,800	1,482
Globe Telecom, Inc.	80	4,033
International Container Terminal Services, Inc.	850	1,111
Jollibee Foods Corp.	290	1,492
LT Group, Inc.	1,500	508
Manila Electric Co.	620	4,085
Manila Water Co., Inc.	2,200	1,267
Metropolitan Bank & Trust Co.	890	1,709
Nickel Asia Corp.	11,300	1,201
Philippine Long Distance Telephone Co.	240	10,968
San Miguel Corp.	1,110	1,848
Semirara Mining & Power Corp.	550	1,462
SM Investments Corp.	160	3,289
SM Prime Holdings, Inc.	3,700	2,147
Universal Robina Corp.	600	2,653

Total Philippines		61,397
Poland – 1.4%
Asseco Poland S.A.	95	1,252
Bank Handlowy w Warszawie S.A.	166	3,005
Bank Pekao S.A.	227	7,853
CCC S.A.	12	484
Energa S.A.*	820	1,967
Eurocash S.A.	51	594
ING Bank Slaski S.A.	68	2,119
KGHM Polska Miedz S.A.*	174	2,899
Orange Polska S.A.	1,644	2,104
PGE Polska Grupa Energetyczna S.A.	1,837	5,481
PKP Cargo S.A.*	69	575
Polski Koncern Naftowy Orlen S.A.*	184	3,207
Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,024	4,275
Warsaw Stock Exchange	89	741

Total Poland		36,556
Russia – 8.2%
Gazprom Neft PJSC ADR	163	2,070
Gazprom PJSC ADR	9,588	41,324
LSR Group PJSC GDR Reg S	821	2,303
Lukoil PJSC ADR	875	36,549
Magnitogorsk Iron & Steel OJSC GDR Reg S	430	2,077
MegaFon PJSC GDR Reg S	220	2,288
MMC Norilsk Nickel PJSC ADR	2,639	35,072
Mobile TeleSystems PJSC ADR	1,817	15,045
Novatek OJSC GDR Reg S	92	9,384
Novolipetsk Steel PJSC GDR	574	7,462
PhosAgro OJSC GDR Reg S	217	3,201
Rosneft PJSC GDR Reg S	5,176	26,501
Rostelecom PJSC ADR	280	2,408
RusHydro PJSC ADR	2,344	2,133
Sberbank of Russia PJSC ADR	324	2,822
Severstal PJSC GDR Reg S	874	9,562
Sistema JSFC GDR Reg S	201	1,513
Tatneft PJSC ADR	202	6,207
VTB Bank PJSC GDR Reg S	1,438	2,954

Total Russia		210,875

See Notes to Financial Statements.

60	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

South Africa – 5.4%
Aeci Ltd.	209	$1,184
African Rainbow Minerals Ltd.	202	1,269
Assore Ltd.	150	1,844
AVI Ltd.	278	1,575
Barclays Africa Group Ltd.	519	5,106
Barloworld Ltd.	253	1,264
Bidvest Group Ltd. (The)	148	1,402
Capitec Bank Holdings Ltd.	32	1,300
Clicks Group Ltd.	188	1,575
Coronation Fund Managers Ltd.	340	1,553
Discovery Ltd.	161	1,347
Distell Group Ltd.	116	1,282
Exxaro Resources Ltd.	270	1,244
FirstRand Ltd.	2,812	8,610
Foschini Group Ltd. (The)	169	1,604
Hyprop Investments Ltd.	156	1,384
Imperial Holdings Ltd.	156	1,592
Investec Ltd.	171	1,053
Liberty Holdings Ltd.	171	1,413
Life Healthcare Group Holdings Ltd.	848	2,096
Massmart Holdings Ltd.	146	1,256
MMI Holdings Ltd.	1,154	1,784
Mondi Ltd.	65	1,190
Mr. Price Group Ltd.	135	1,901
MTN Group Ltd.	2,014	19,654
Naspers Ltd. Class N	19	2,906
Nedbank Group Ltd.	273	3,475
Netcare Ltd.	738	1,571
Pick n Pay Stores Ltd.	264	1,291
PPC Ltd.	879	480
Rand Merchant Investment Holdings Ltd.	531	1,494
Remgro Ltd.	74	1,287
Resilient REIT Ltd.	162	1,458
Reunert Ltd.	266	1,137
RMB Holdings Ltd.	646	2,481
Sanlam Ltd.	845	3,483
Santam Ltd.	81	1,269
Sasol Ltd.	452	12,258
Shoprite Holdings Ltd.	225	2,555
Sibanye Gold Ltd.	559	1,913
SPAR Group Ltd. (The)	128	1,765
Standard Bank Group Ltd.	760	6,632
Telkom S.A. SOC Ltd.	348	1,575
Tiger Brands Ltd.	101	2,500
Truworths International Ltd.	330	1,933
Tsogo Sun Holdings Ltd.	795	1,443
Vodacom Group Ltd.	1,347	15,443
Woolworths Holdings Ltd.	458	2,628

Total South Africa		138,459
South Korea – 7.6%
Amorepacific Corp.	4	1,498
BNK Financial Group, Inc.	68	476
Coway Co., Ltd.	34	$3,085
DGB Financial Group, Inc.	188	1,415
Dongbu Insurance Co., Ltd.	28	1,685
Dongsuh Cos., Inc.	36	1,042
Doosan Heavy Industries & Construction Co., Ltd.	81	1,491
E-Mart, Inc.	8	1,202
Grand Korea Leisure Co., Ltd.	22	507
GS Holdings Corp.	48	1,977
GS Retail Co., Ltd.	11	520
Hana Financial Group, Inc.	106	2,140
Hankook Tire Co., Ltd.	36	1,594
Hanon Systems	264	2,407
Hansae Co., Ltd.	15	491
Hanssem Co., Ltd.	3	414
Hanwha Chemical Corp.	23	474
Hanwha Life Insurance Co., Ltd.	293	1,473
Hite Jinro Co., Ltd.	75	1,553
Hyosung Corp.	13	1,405
Hyundai Engineering & Construction Co., Ltd.	37	1,071
Hyundai Glovis Co., Ltd.	6	893
Hyundai Marine & Fire Insurance Co., Ltd.	50	1,270
Hyundai Mobis Co., Ltd.	22	4,813
Hyundai Motor Co.	89	10,470
Hyundai Steel Co.	45	1,791
Industrial Bank of Korea	243	2,352
Kangwon Land, Inc.	91	3,294
KB Financial Group, Inc.	114	3,226
KB Insurance Co., Ltd.	20	486
KEPCO Plant Service & Engineering Co., Ltd.	23	1,294
Kia Motors Corp.	134	5,026
Korea Electric Power Corp.	107	5,611
Korea Zinc Co., Ltd.	5	2,205
Korean Reinsurance Co.	46	487
KT&G Corp.	74	8,769
Kumho Petrochemical Co., Ltd.	30	1,550
LG Corp.	55	3,042
LG Display Co., Ltd.	144	3,300
LG Electronics, Inc.	30	1,404
LG Household & Health Care Ltd.	2	1,939
LG Uplus Corp.	149	1,410
Lotte Chemical Corp.	4	983
Lotte Shopping Co., Ltd.	6	1,055
LS Corp.	35	1,705
LS Industrial Systems Co., Ltd.	33	1,362
Meritz Securities Co., Ltd.	183	512
Mirae Asset Daewoo Co., Ltd.	179	1,211
NCSoft Corp.	8	1,639
POSCO	68	11,896
Posco Daewoo Corp.	50	1,085
S-1 Corp.	18	1,688
Samsung Electro-Mechanics Co., Ltd.	26	1,131
Samsung Electronics Co., Ltd.	40	49,486
Samsung Fire & Marine Insurance Co., Ltd.	10	2,288
Samsung SDS Co., Ltd.	4	498

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	61

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

Samsung Securities Co., Ltd.	41	$1,256
Seah Besteel Corp.	23	496
Shinhan Financial Group Co., Ltd.	134	4,421
SK Holdings Co., Ltd.	9	1,582
SK Hynix, Inc.	105	2,954
SK Telecom Co., Ltd.	49	9,167
Tongyang Life Insurance Co., Ltd.	55	485
Woori Bank	668	5,521

Total South Korea		194,973
Taiwan – 17.3%
Accton Technology Corp.	1,000	1,339
Advanced Semiconductor Engineering, Inc.	8,000	9,089
Asia Cement Corp.	4,000	3,459
Asustek Computer, Inc.	1,000	8,230
Aten International Co., Ltd.	1,000	2,697
AU Optronics Corp.	9,000	3,055
Cathay Financial Holding Co., Ltd.	7,000	7,595
Cheng Shin Rubber Industry Co., Ltd.	3,000	6,287
Chicony Electronics Co., Ltd.	1,000	2,247
Chicony Power Technology Co., Ltd.	1,000	1,113
Chimei Materials Technology Corp.*	2,000	911
Chin-Poon Industrial Co., Ltd.	1,000	2,148
China Development Financial Holding Corp.	13,000	3,131
China Steel Corp.	12,000	7,775
China Synthetic Rubber Corp.	2,000	1,438
Chung-Hsin Electric & Machinery Manufacturing Corp.	3,000	1,744
Chunghwa Telecom Co., Ltd.	6,000	21,668
Clevo Co.	1,000	842
Compal Electronics, Inc.	4,000	2,511
Coxon Precise Industrial Co., Ltd.	1,000	1,262
CTBC Financial Holding Co., Ltd.	9,000	4,701
CTCI Corp.	1,000	1,457
Cyberlink Corp.	1,000	2,130
Delta Electronics, Inc.*	2,000	9,672
E.Sun Financial Holding Co., Ltd.	3,000	1,767
Elan Microelectronics Corp.	1,000	1,108
Elite Semiconductor Memory Technology, Inc.*	2,000	1,820
Elitegroup Computer Systems Co., Ltd.	2,000	1,187
Eternal Materials Co., Ltd.	2,000	2,065
Everlight Electronics Co., Ltd.	1,000	1,621
Far Eastern Department Stores Ltd.	3,000	1,613
Far Eastern New Century Corp.	4,000	2,976
Far EasTone Telecommunications Co., Ltd.	2,000	4,830
Farglory Land Development Co., Ltd.	1,000	1,153
Feng Hsin Steel Co., Ltd.	1,000	1,259
First Financial Holding Co., Ltd.	5,000	2,619
Formosa Chemicals & Fibre Corp.	2,000	5,022
Formosa Petrochemical Corp.	2,000	5,425
Formosa Plastics Corp.	2,000	4,823
Formosan Rubber Group, Inc.	3,000	1,404
Foxconn Technology Co., Ltd.	1,000	2,337
Fubon Financial Holding Co., Ltd.	7,000	8,170
Gigabyte Technology Co., Ltd.	1,000	1,186
Greatek Electronics, Inc.	1,000	$1,172
Highwealth Construction Corp.	1,000	1,643
Hon Hai Precision Industry Co., Ltd.	11,000	28,132
Hua Nan Financial Holdings Co., Ltd.	5,000	2,588
Innolux Corp.	11,000	3,683
Inventec Corp.	6,000	4,250
Kenda Rubber Industrial Co., Ltd.	1,000	1,584
King Yuan Electronics Co., Ltd.	2,000	1,770
King’s Town Bank Co., Ltd.	2,000	1,324
Kinik Co.*	1,000	1,662
Kinsus Interconnect Technology Corp.	1,000	2,182
Lite-On Technology Corp.	3,000	4,101
Long Chen Paper Co., Ltd.	3,000	1,483
MediaTek, Inc.	2,000	15,128
Mega Financial Holding Co., Ltd.	9,000	6,779
Merry Electronics Co., Ltd.	1,000	2,157
Micro-Star International Co., Ltd.	2,000	3,664
Nan Ya Plastics Corp.	5,000	9,455
Nanya Technology Corp.	2,000	2,443
Novatek Microelectronics Corp.	1,000	3,704
Pegatron Corp.	2,000	4,203
Pou Chen Corp.	2,000	2,669
Powertech Technology, Inc.	1,000	2,216
President Chain Store Corp.	1,000	7,781
Prince Housing & Development Corp.	3,000	1,111
Qisda Corp.	4,000	1,414
Quanta Computer, Inc.	4,000	7,564
Radiant Opto-Electronics Corp.	1,000	1,556
Realtek Semiconductor Corp.	1,000	3,097
Rechi Precision Co., Ltd.	2,000	1,624
Ruentex Industries Ltd.	2,000	3,001
Sercomm Corp.*	1,000	2,232
Siliconware Precision Industries Co., Ltd.	4,000	6,070
SinoPac Financial Holdings Co., Ltd.	7,000	2,064
Syncmold Enterprise Corp.	1,000	1,640
Synnex Technology International Corp.	3,000	3,232
Taiwan Cement Corp.	4,000	3,974
Taiwan Cogeneration Corp.	2,000	1,541
Taiwan Cooperative Financial Holding Co., Ltd.	4,000	1,761
Taiwan Fertilizer Co., Ltd.	1,000	1,328
Taiwan Mobile Co., Ltd.	3,000	10,462
Taiwan PCB Techvest Co., Ltd.	1,000	935
Taiwan Secom Co., Ltd.	1,000	2,883
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	70,523
Teco Electric and Machinery Co., Ltd.	2,000	1,680
Topco Scientific Co., Ltd.	1,000	2,061
Transcend Information, Inc.*	1,000	3,025
Tripod Technology Corp.	1,000	1,937
TSRC Corp.	1,000	918
Tung Ho Steel Enterprise Corp.	2,000	1,181
TXC Corp.	1,000	1,386
Uni-President Enterprises Corp.	2,000	3,937
United Integrated Services Co., Ltd.	1,000	1,489
United Microelectronics Corp.	10,000	3,906

See Notes to Financial Statements.

62	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

Investments	Shares	Value

Wan Hai Lines Ltd.	4,000	$2,207
Wistron Corp.	3,000	2,083
Wistron NeWeb Corp.	1,000	2,545
WPG Holdings Ltd.	2,000	2,322
WT Microelectronics Co., Ltd.	1,000	1,259
Yuanta Financial Holding Co., Ltd.	7,000	2,257
Yulon Nissan Motor Co., Ltd.	1,000	6,184

Total Taiwan		443,048
Thailand – 5.5%
Advanced Info Service PCL NVDR	2,600	11,690
Airports of Thailand PCL NVDR	400	4,439
Asia Plus Group Holdings PCL NVDR	16,200	1,531
Bangkok Dusit Medical Services PCL NVDR	3,600	2,449
Bangkok Expressway & Metro PCL	10,600	2,081
Bangkok Land PCL NVDR	29,600	1,373
Bank of Ayudhya PCL NVDR	2,300	2,487
Banpu PCL NVDR	4,844	2,026
BEC World PCL NVDR	2,100	1,363
Big C Supercenter PCL NVDR	200	1,224
BTS Group Holdings PCL NVDR	11,200	3,060
Bumrungrad Hospital PCL NVDR	200	1,039
Central Pattana PCL NVDR	1,000	1,700
Charoen Pokphand Foods PCL NVDR	4,800	3,927
CP ALL PCL NVDR	2,400	3,432
Delta Electronics Thailand PCL NVDR	700	1,360
Electricity Generating PCL NVDR	400	2,134
Glow Energy PCL NVDR	1,000	2,440
Hana Microelectronics PCL NVDR	1,200	1,007
Home Product Center PCL NVDR	6,600	1,859
Ichitan Group PCL NVDR	3,300	1,136
Indorama Ventures PCL NVDR	2,000	1,651
Intouch Holdings PCL NVDR	3,200	4,940
IRPC PCL NVDR	8,700	1,178
Kasikornbank PCL NVDR	700	3,386
Kiatnakin Bank PCL NVDR	1,200	1,486
Krung Thai Bank PCL NVDR	9,100	4,221
Land & Houses PCL NVDR	11,300	2,910
Minor International PCL NVDR	1,200	1,375
MK Restaurants Group PCL NVDR	800	1,116
Pruksa Real Estate PCL NVDR	1,700	1,222
PTT Exploration & Production PCL NVDR	2,600	6,197
PTT Global Chemical PCL NVDR	3,100	5,227
PTT PCL NVDR	1,900	16,924
Ratchaburi Electricity Generating Holding PCL NVDR	1,200	1,742
Robinson Department Store PCL NVDR	900	1,735
Siam Cement PCL (The) NVDR	600	8,128
Siam City Cement PCL NVDR	200	1,685
Siam Commercial Bank PCL (The) NVDR	1,700	6,725
Supalai PCL NVDR	2,400	1,632
Thai Oil PCL NVDR	1,000	1,707
Thai Union Group PCL NVDR	3,200	2,003
Thanachart Capital PCL NVDR	1,300	1,295
Tisco Financial Group PCL NVDR	1,000	1,409
TMB Bank PCL NVDR	21,900	$1,346
Total Access Communication PCL NVDR	3,900	3,579
TTW PCL NVDR	4,400	1,402

Total Thailand		139,978
Turkey – 2.0%
Akbank TAS	1,064	3,045
Anadolu Efes Biracilik ve Malt Sanayii AS	212	1,434
Arcelik AS	441	2,903
BIM Birlesik Magazalar AS	78	1,520
Celebi Hava Servisi AS	64	517
Cimsa Cimento Sanayi ve Ticaret AS	268	1,412
Dogus Otomotiv Servis ve Ticaret AS	322	1,187
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,845	1,835
Enka Insaat ve Sanayi AS	1,124	1,716
Eregli Demir ve Celik Fabrikalari TAS	5,504	7,771
Ford Otomotiv Sanayi AS	190	2,022
Haci Omer Sabanci Holding AS	375	1,229
KOC Holding AS	680	3,103
Otokar Otomotiv Ve Savunma Sanayi A.S.	32	1,079
Turk Telekomunikasyon AS	4,902	10,313
Turk Traktor ve Ziraat Makineleri AS	63	1,840
Turkiye Garanti Bankasi AS	1,082	2,852
Turkiye Halk Bankasi AS	401	1,191
Turkiye Is Bankasi Group C	1,873	2,970

Total Turkey		49,939
TOTAL COMMON STOCKS (Cost: $2,451,364)		2,538,199
RIGHTS – 0.0%
Chile – 0.0%
Empresa Nacional de Telecomunicaciones S.A., expiring 7/22/16* (Cost $0)	38	37
WARRANTS – 0.0%
Thailand – 0.0%
Banpu PCL, expiring 6/5/17* (Cost: $0)	1,600	419
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $2,451,364)		2,538,655
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.9%		23,985

NET ASSETS – 100.0%		$2,562,640
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	63

Schedule of Investments (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/1/2016	MYR	3,680	USD	905	$(7)
7/1/2016	USD	646	IDR	8,500,000	(3)
					$(10)

CURRENCY LEGEND

IDR – Indonesian rupiah

MYR – Malaysian ringgit

USD – U.S. dollar

See Notes to Financial Statements.

64	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Europe Local Recovery Fund (EZR)

June 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.7%
Austria – 3.4%
Conwert Immobilien Invest SE*	588	$9,456
Erste Group Bank AG*	632	14,260
Oesterreichische Post AG*	267	8,604
OMV AG	406	11,373
Raiffeisen Bank International AG*	676	8,467
UNIQA Insurance Group AG	2,168	12,943
Vienna Insurance Group AG Wiener Versicherung Gruppe	567	10,712
Voestalpine AG	511	17,042
Wienerberger AG	1,008	14,110

Total Austria		106,967
Belgium – 4.5%
Ackermans & van Haaren N.V.	130	15,916
Ageas	253	8,709
bpost S.A.	394	10,017
Cie d’Entreprises CFE	182	16,535
Cofinimmo S.A.	98	11,513
D’ieteren S.A./N.V.	212	9,145
Euronav N.V.	1,684	15,423
KBC Group N.V.*	437	21,323
Tessenderlo Chemie N.V.*	252	8,585
Umicore S.A.	250	12,851
Warehouses De Pauw	128	11,981

Total Belgium		141,998
Finland – 4.4%
Metsa Board Oyj	2,506	12,667
Neste Oyj	480	17,133
Nokian Renkaat Oyj	467	16,618
Outokumpu Oyj*	1,900	7,928
Sampo Oyj Class A	629	25,527
Stora Enso Oyj Class R	1,806	14,406
Tieto Oyj	413	11,259
UPM-Kymmene Oyj	1,169	21,299
Uponor Oyj	666	10,492

Total Finland		137,329
France – 28.1%
Accor S.A.	503	19,385
Aeroports de Paris	131	14,412
Air France-KLM*	1,255	7,976
Alstom S.A.*	574	13,312
Alten S.A.	289	17,065
Altran Technologies S.A.*	964	12,819
Amundi S.A.(a)	200	8,321
Atos SE	174	14,407
AXA S.A.	1,742	34,458
BNP Paribas S.A.	895	39,528
Bouygues S.A.	486	14,000
Capgemini S.A.	269	23,370
Cie de Saint-Gobain	639	24,389
CNP Assurances	873	12,914
Credit Agricole S.A.	2,033	17,075
Edenred	523	$10,746
Eiffage S.A.	255	18,190
Elior Participations SCA(a)	643	14,019
Elis S.A.	412	7,223
Euler Hermes Group	182	15,217
Eurazeo S.A.	255	15,156
Europcar Groupe S.A.*(a)	1,390	11,983
Eutelsat Communications S.A.	554	10,478
Faurecia	437	13,950
Fonciere Des Regions	133	11,822
Groupe Eurotunnel SE Registered Shares	1,605	17,028
Groupe Fnac S.A.*	190	10,265
Havas S.A.	1,524	11,808
ICADE	142	10,044
JCDecaux S.A.	469	15,832
Klepierre	284	12,573
Lagardere SCA	595	12,989
Metropole Television S.A.	834	13,898
Natixis S.A.	2,929	11,093
Nexity S.A.*	230	11,676
Peugeot S.A.*	1,286	15,451
Plastic Omnium S.A.	289	8,121
Renault S.A.	228	17,336
Rexel S.A.*	1,007	12,658
SEB S.A.	107	12,945
Societe Generale S.A.	876	27,454
Sopra Steria Group	132	13,648
SPIE S.A.	413	7,417
Television Francaise 1	1,339	14,220
Thales S.A.	221	18,416
TOTAL S.A.	1,580	76,145
Unibail-Rodamco SE	76	19,728
Vicat S.A.	198	11,196
Vinci S.A.	496	35,095
Vivendi S.A.	1,318	24,745
Wendel S.A.	174	18,001
Worldline S.A.*(a)	530	15,471

Total France		877,468
Germany – 23.4%
Aareal Bank AG	333	10,457
Allianz SE Registered Shares	353	50,119
Aurubis AG	200	9,072
Axel Springer SE	227	11,884
BASF SE	704	53,684
Bechtle AG	152	15,944
Bertrandt AG	125	12,220
Bilfinger SE*	282	8,250
Continental AG	153	28,777
CTS Eventim AG & Co. KGaA	426	12,979
Deutsche Bank AG Registered Shares*	1,559	21,347
Deutsche Boerse AG	322	26,307
Deutsche Lufthansa AG Registered Shares	906	10,599
Deutsche Post AG Registered Shares	1,038	29,031

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	65

Schedule of Investments (continued)

WisdomTree Europe Local Recovery Fund (EZR)

June 30, 2016

Investments	Shares	Value

Deutsche Wohnen AG Bearer Shares	466	$15,803
DMG MORI AG*	372	17,484
ElringKlinger AG	399	7,819
Fielmann AG	180	13,124
Fraport AG Frankfurt Airport Services Worldwide	247	13,178
Fuchs Petrolub SE	272	9,775
Hamburger Hafen und Logistik AG	519	7,752
Hella KGaA Hueck & Co.	243	7,765
Hugo Boss AG	245	13,854
Indus Holding AG	259	12,027
KION Group AG	200	9,651
Kloeckner & Co. SE*	1,443	15,906
LEG Immobilien AG*	131	12,209
Leoni AG	521	14,242
MAN SE	243	24,807
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	137	22,868
Nemetschek SE	203	10,938
Nordex SE*	560	15,818
PATRIZIA Immobilien AG*	317	7,600
ProSiebenSat.1 Media SE*	445	19,387
Rheinmetall AG	277	16,371
Salzgitter AG	378	9,946
Sixt SE	264	13,484
Stroeer SE & Co KGaA	316	14,479
Talanx AG	281	8,313
ThyssenKrupp AG	882	17,647
TUI AG	1,245	14,066
United Internet AG Registered Shares	307	12,688
Volkswagen AG	76	10,166
Wacker Neuson SE	721	11,154
Wincor Nixdorf AG*	190	11,031
Wirecard AG	262	11,486
Zalando SE*(a)	344	9,061

Total Germany		732,569
Ireland – 2.4%
Bank of Ireland*	64,839	13,326
Irish Continental Group PLC	1,553	7,246
Kingspan Group PLC	612	13,258
Paddy Power Betfair PLC	113	11,863
Ryanair Holdings PLC ADR	175	12,170
Smurfit Kappa Group PLC	710	15,618

Total Ireland		73,481
Italy – 14.3%
Anima Holding SpA(a)	2,475	11,576
Ansaldo STS SpA	886	10,079
Assicurazioni Generali SpA	1,198	14,041
Atlantia SpA	653	16,228
Azimut Holding SpA	577	9,352
Banca Generali SpA	574	11,440
Banca IFIS SpA	451	9,094
Banca Mediolanum SpA	1,218	8,301
Banca Monte dei Paschi di Siena SpA*	13,574	5,718
Banca Popolare dell’Emilia Romagna SC	2,396	$8,726
Banca Popolare di Milano SCARL	17,757	7,266
Banca Popolare di Sondrio SCARL	3,883	9,948
Banco Popolare	2,956	7,041
Brembo SpA	328	18,005
Brunello Cucinelli SpA	456	8,187
Buzzi Unicem SpA	754	13,134
Cerved Information Solutions SpA	1,180	9,275
Credito Emiliano SpA	1,771	10,693
De’ Longhi SpA	495	11,757
Ei Towers SpA*	217	11,008
Eni SpA	2,145	34,601
FinecoBank Banca Fineco SpA	1,307	8,494
Intesa Sanpaolo SpA	13,614	25,742
Intesa Sanpaolo SpA RSP	5,662	10,058
Leonardo-Finmeccanica SpA*	1,295	13,034
Mediaset SpA	3,012	10,480
Mediobanca SpA	1,842	10,549
OVS SpA(a)	2,803	16,302
Poste Italiane SpA(a)	1,856	12,289
Prysmian SpA	704	15,361
Saras SpA	4,737	8,204
Societa Iniziative Autostradali e Servizi SpA	1,323	11,384
Tod’s SpA	233	12,484
UniCredit SpA	4,999	10,941
Unione di Banche Italiane SpA	4,423	12,157
UnipolSai SpA	7,216	10,798
Yoox Net-A-Porter Group SpA*	613	14,158

Total Italy		447,905
Netherlands – 7.1%
Aalberts Industries N.V.	568	17,069
ABN AMRO Group CVA N.V.(a)	991	16,399
Altice N.V. Class A*	1,162	17,402
Delta Lloyd N.V.	1,958	6,917
Euronext N.V.(a)	355	13,070
GrandVision N.V.(a)	750	19,472
IMCD Group N.V.	255	10,078
ING Groep N.V. CVA	3,303	33,682
Intertrust N.V.*(a)	410	9,110
Koninklijke BAM Groep N.V.	1,959	7,136
NN Group N.V.	326	8,980
PostNL N.V.*	3,236	13,233
Randstad Holding N.V.	404	16,227
Steinhoff International Holdings N.V.	3,346	19,174
TKH Group N.V. CVA	421	14,218

Total Netherlands		222,167
Portugal – 2.0%
Banco BPI S.A. Registered Shares*	6,802	8,373
Banco Comercial Portugues S.A. Registered Shares*	609,115	12,316
CTT – Correios de Portugal S.A.	1,622	12,819
Navigator Co. S.A. (The)	4,405	12,303
NOS, SGPS S.A.	2,898	17,546

Total Portugal		63,357

See Notes to Financial Statements.

66	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (concluded)

WisdomTree Europe Local Recovery Fund (EZR)

June 30, 2016

Investments	Shares	Value

Spain – 9.7%
Abertis Infraestructuras S.A.	800	$11,732
Aena S.A.(a)	108	14,188
Amadeus IT Holding S.A. Class A	483	21,074
Atresmedia Corp. de Medios de Comunicaion S.A.	1,396	13,524
Banco de Sabadell S.A.	7,085	9,280
Banco Popular Espanol S.A.	9,192	11,754
Bankia S.A.	11,558	8,295
Bankinter S.A.	2,085	13,361
Bolsas y Mercados Espanoles SHMSF S.A.	412	11,461
CaixaBank S.A.	5,737	12,537
Cia de Distribucion Integral Logista Holdings S.A.	514	10,790
Cie Automotive S.A.	629	10,492
Ferrovial S.A.	597	11,560
Fomento de Construcciones y Contratas S.A.*	1,445	12,184
Grupo Catalana Occidente S.A.	569	15,639
Indra Sistemas S.A.*	998	10,526
Industria de Diseno Textil S.A.	872	28,975
Mediaset Espana Comunicacion S.A.	1,294	14,469
Melia Hotels International S.A.	1,341	14,399
NH Hotel Group S.A.*	2,891	12,140
Repsol S.A.	1,181	14,970
Sacyr S.A.	6,231	10,100
Zardoya Otis S.A.	1,069	9,988

Total Spain		303,438
United Kingdom – 0.4%
International Consolidated Airlines Group S.A.	2,767	13,603
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $3,650,440)		3,120,282
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		8,120

NET ASSETS – 100.0%		$3,128,402

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	– American Depositary Receipt
CVA	– Certificaten Van Aandelen (Certificate of Stock)
RSP	– Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	67

Schedule of Investments

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2016

Investments	Shares	Value

EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree Global SmallCap Dividend Fund(a)
(Cost: $30,307,348)	1,341,782	$35,194,942
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		6,621

NET ASSETS – 100.0%		$35,201,563
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	AUD	378,957	USD	274,188	$(7,983)
7/5/2016	AUD	378,952	USD	274,188	(7,980)
7/5/2016	AUD	378,964	USD	274,188	(7,989)
7/5/2016	AUD	288,734	USD	208,907	(6,084)
7/5/2016	AUD	378,939	USD	274,188	(7,970)
7/5/2016	CHF	30,898	USD	31,124	(592)
7/5/2016	CHF	30,897	USD	31,124	(591)
7/5/2016	CHF	30,897	USD	31,124	(591)
7/5/2016	CHF	23,543	USD	23,716	(450)
7/5/2016	CHF	30,896	USD	31,124	(590)
7/5/2016	DKK	2,270	JPY	34,972	2
7/5/2016	DKK	154,138	USD	23,090	73
7/5/2016	DKK	154,116	USD	23,090	77
7/5/2016	DKK	154,123	USD	23,090	76
7/5/2016	DKK	117,430	USD	17,594	59
7/5/2016	DKK	154,111	USD	23,090	77
7/5/2016	EUR	4,800	JPY	549,936	28
7/5/2016	EUR	343,314	USD	382,608	1,203
7/5/2016	EUR	343,304	USD	382,608	1,215
7/5/2016	EUR	343,319	USD	382,608	1,198
7/5/2016	EUR	261,567	USD	291,514	927
7/5/2016	EUR	343,293	USD	382,608	1,227
7/5/2016	GBP	28,395	AUD	50,700	(207)
7/5/2016	GBP	11,388	CAD	19,600	(132)
7/5/2016	GBP	2,132	CHF	2,770	(7)
7/5/2016	GBP	733	HKD	7,570	(4)
7/5/2016	GBP	43,800	JPY	6,020,923	137
7/5/2016	GBP	71	MXN	1,735	(1)
7/5/2016	GBP	32,835	NZD	61,240	(278)
7/5/2016	GBP	5,818	SGD	10,430	(28)
7/5/2016	GBP	296,059	USD	431,011	35,240
7/5/2016	GBP	296,068	USD	431,011	35,228
7/5/2016	GBP	296,073	USD	431,011	35,222
7/5/2016	GBP	225,566	USD	328,393	26,857
7/5/2016	GBP	296,059	USD	431,011	35,239
7/5/2016	HKD	1,804,992	USD	232,463	(200)
7/5/2016	HKD	1,805,304	USD	232,463	(241)
7/5/2016	HKD	1,805,021	USD	232,463	(204)
7/5/2016	HKD	1,375,209	USD	177,115	(150)
7/5/2016	HKD	1,805,040	USD	232,463	(207)
7/5/2016	ILS	194,487	USD	50,519	17
7/5/2016	ILS	194,454	USD	50,519	26
7/5/2016	ILS	194,471	USD	50,519	22
7/5/2016	ILS	148,269	USD	38,492	(9)
7/5/2016	ILS	194,454	USD	50,519	$26
7/5/2016	INR	2,045,779	USD	30,272	4
7/5/2016	JPY	88,727,681	USD	800,954	(63,922)
7/5/2016	JPY	88,731,125	USD	800,954	(63,956)
7/5/2016	JPY	88,733,128	USD	800,954	(63,976)
7/5/2016	JPY	67,604,753	USD	610,252	(48,728)
7/5/2016	JPY	88,728,002	USD	800,954	(63,926)
7/5/2016	KRW	78,988,438	USD	66,193	(2,382)
7/5/2016	KRW	78,988,438	USD	66,249	(2,326)
7/5/2016	KRW	66,836,372	USD	56,032	(1,993)
7/5/2016	KRW	78,988,438	USD	66,202	(2,373)
7/5/2016	MXN	316,968	USD	17,161	(20)
7/5/2016	MXN	316,994	USD	17,161	(21)
7/5/2016	MXN	316,968	USD	17,161	(20)
7/5/2016	MXN	241,507	USD	13,076	(14)
7/5/2016	MXN	317,118	USD	17,161	(28)
7/5/2016	MYR	870,418	USD	210,765	(5,193)
7/5/2016	NOK	1,530	JPY	18,881	1
7/5/2016	NOK	1,099,237	USD	131,423	60
7/5/2016	NOK	1,099,267	USD	131,423	57
7/5/2016	NOK	1,099,223	USD	131,423	62
7/5/2016	NOK	837,539	USD	100,132	43
7/5/2016	NOK	1,099,231	USD	131,423	61
7/5/2016	NZD	248,778	USD	168,020	(9,160)
7/5/2016	NZD	248,781	USD	168,020	(9,162)
7/5/2016	NZD	248,788	USD	168,020	(9,167)
7/5/2016	NZD	189,550	USD	128,019	(6,978)
7/5/2016	NZD	248,777	USD	168,020	(9,159)
7/5/2016	PLN	1,030	JPY	26,952	3
7/5/2016	PLN	66,984	USD	16,968	59
7/5/2016	PLN	66,977	USD	16,968	60
7/5/2016	PLN	66,985	USD	16,968	58
7/5/2016	PLN	51,049	USD	12,932	45
7/5/2016	PLN	66,984	USD	16,968	59
7/5/2016	SEK	61,100	JPY	744,906	50
7/5/2016	SEK	837,307	USD	100,371	1,547
7/5/2016	SEK	837,258	USD	100,371	1,553
7/5/2016	SEK	837,325	USD	100,371	1,545
7/5/2016	SEK	637,996	USD	76,474	1,174
7/5/2016	SEK	837,312	USD	100,371	1,546
7/5/2016	SGD	95,364	USD	69,221	(1,634)
7/5/2016	SGD	95,353	USD	69,221	(1,626)
7/5/2016	SGD	95,344	USD	69,221	(1,619)
7/5/2016	SGD	72,654	USD	52,744	(1,238)
7/5/2016	SGD	95,355	USD	69,221	(1,628)
7/5/2016	TWD	16,008,501	USD	489,557	(6,600)
7/5/2016	TWD	15,380,718	USD	471,007	(5,693)
7/5/2016	USD	13,616	AUD	18,247	(29)
7/5/2016	USD	271,329	AUD	364,381	(11)
7/5/2016	USD	271,329	AUD	364,385	(8)
7/5/2016	USD	271,329	AUD	364,396	—
7/5/2016	USD	271,329	AUD	364,405	7
7/5/2016	USD	206,727	AUD	277,621	(10)
7/5/2016	USD	1,546	CHF	1,482	(25)
7/5/2016	USD	30,799	CHF	30,003	(2)
7/5/2016	USD	30,799	CHF	30,003	(1)
7/5/2016	USD	30,799	CHF	30,004	(1)
7/5/2016	USD	30,799	CHF	30,004	—

See Notes to Financial Statements.

68	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2016	USD	23,470	CHF	22,864	$—
7/5/2016	USD	1,147	DKK	7,518	(24)
7/5/2016	USD	22,849	DKK	153,023	1
7/5/2016	USD	22,849	DKK	153,023	1
7/5/2016	USD	22,849	DKK	153,011	(1)
7/5/2016	USD	22,849	DKK	153,015	—
7/5/2016	USD	17,411	DKK	116,598	—
7/5/2016	USD	19,000	EUR	16,748	(394)
7/5/2016	USD	378,618	EUR	340,799	(8)
7/5/2016	USD	378,618	EUR	340,790	(17)
7/5/2016	USD	288,474	EUR	259,651	(15)
7/5/2016	USD	378,618	EUR	340,796	(10)
7/5/2016	USD	378,618	EUR	340,806	—
7/5/2016	USD	21,403	GBP	14,561	(1,938)
7/5/2016	USD	426,517	GBP	319,049	(13)
7/5/2016	USD	426,517	GBP	319,044	(19)
7/5/2016	USD	426,517	GBP	319,058	—
7/5/2016	USD	426,517	GBP	319,051	(10)
7/5/2016	USD	324,966	GBP	243,080	(16)
7/5/2016	USD	11,544	HKD	89,571	2
7/5/2016	USD	230,038	HKD	1,784,677	7
7/5/2016	USD	230,038	HKD	1,784,711	11
7/5/2016	USD	230,038	HKD	1,784,667	6
7/5/2016	USD	230,038	HKD	1,784,623	—
7/5/2016	USD	175,271	HKD	1,359,744	—
7/5/2016	USD	2,509	ILS	9,674	3
7/5/2016	USD	49,992	ILS	192,511	(3)
7/5/2016	USD	49,992	ILS	192,514	(3)
7/5/2016	USD	49,992	ILS	192,524	—
7/5/2016	USD	49,992	ILS	192,515	(2)
7/5/2016	USD	38,091	ILS	146,685	(2)
7/5/2016	USD	306	INR	20,714	—
7/5/2016	USD	29,992	INR	2,025,065	(31)
7/5/2016	USD	39,841	JPY	4,156,224	672
7/5/2016	USD	792,587	JPY	81,309,915	(16)
7/5/2016	USD	792,587	JPY	81,307,378	(40)
7/5/2016	USD	792,587	JPY	81,311,500	—
7/5/2016	USD	792,587	JPY	81,309,439	(20)
7/5/2016	USD	603,879	JPY	61,948,866	(30)
7/5/2016	USD	230,497	JPY	23,800,000	1,494
7/5/2016	USD	2,645	KRW	3,057,883	10
7/5/2016	USD	67,888	KRW	78,193,388	(3)
7/5/2016	USD	57,456	KRW	66,163,639	(15)
7/5/2016	USD	67,876	KRW	78,193,388	9
7/5/2016	USD	67,935	KRW	78,193,388	(50)
7/5/2016	USD	852	MXN	15,898	10
7/5/2016	USD	16,982	MXN	313,305	—
7/5/2016	USD	16,982	MXN	313,289	(1)
7/5/2016	USD	16,982	MXN	313,305	—
7/5/2016	USD	12,940	MXN	238,733	—
7/5/2016	USD	16,982	MXN	313,290	(1)
7/5/2016	USD	2,186	MYR	8,854	11
7/5/2016	USD	213,788	MYR	861,564	(27)
7/5/2016	USD	6,526	NOK	53,855	(90)
7/5/2016	USD	130,052	NOK	1,088,214	(6)
7/5/2016	USD	130,052	NOK	1,088,214	(7)
7/5/2016	USD	130,052	NOK	1,088,269	—
7/5/2016	USD	130,052	NOK	1,088,296	3
7/5/2016	USD	99,090	NOK	829,180	$—
7/5/2016	USD	8,344	NZD	11,740	17
7/5/2016	USD	166,268	NZD	233,450	(5)
7/5/2016	USD	166,268	NZD	233,447	(7)
7/5/2016	USD	166,268	NZD	233,457	—
7/5/2016	USD	166,268	NZD	233,463	5
7/5/2016	USD	126,683	NZD	177,876	—
7/5/2016	USD	843	PLN	3,261	(20)
7/5/2016	USD	16,791	PLN	66,510	(1)
7/5/2016	USD	16,791	PLN	66,512	(1)
7/5/2016	USD	16,791	PLN	66,512	(1)
7/5/2016	USD	16,791	PLN	66,515	—
7/5/2016	USD	12,797	PLN	50,693	—
7/5/2016	USD	4,984	SEK	41,046	(140)
7/5/2016	USD	99,324	SEK	841,500	(5)
7/5/2016	USD	99,324	SEK	841,500	(5)
7/5/2016	USD	99,324	SEK	841,542	—
7/5/2016	USD	75,678	SEK	641,197	—
7/5/2016	USD	99,324	SEK	841,522	(2)
7/5/2016	USD	3,437	SGD	4,617	(6)
7/5/2016	USD	68,500	SGD	92,180	(11)
7/5/2016	USD	68,500	SGD	92,198	3
7/5/2016	USD	68,500	SGD	92,194	—
7/5/2016	USD	68,500	SGD	92,189	(4)
7/5/2016	USD	52,191	SGD	70,244	—
7/5/2016	USD	9,832	TWD	316,395	(26)
7/5/2016	USD	471,895	TWD	15,225,684	—
7/5/2016	USD	491,689	TWD	15,847,140	(533)
7/6/2016	BRL	349,695	USD	96,255	(12,864)
7/6/2016	BRL	349,695	USD	96,176	(12,944)
7/6/2016	BRL	349,695	USD	96,017	(13,102)
7/6/2016	BRL	349,695	USD	96,176	(12,944)
7/6/2016	BRL	266,435	USD	73,267	(9,872)
7/6/2016	CAD	559,802	USD	427,935	(3,115)
7/6/2016	CAD	559,781	USD	427,935	(3,098)
7/6/2016	CAD	559,784	USD	427,935	(3,101)
7/6/2016	CAD	426,508	USD	326,049	(2,364)
7/6/2016	CAD	559,798	USD	427,935	(3,112)
7/6/2016	CLP	12,983,718	USD	18,777	(832)
7/6/2016	CLP	12,983,718	USD	18,777	(832)
7/6/2016	CLP	12,983,718	USD	18,756	(853)
7/6/2016	CLP	12,983,718	USD	18,779	(830)
7/6/2016	CLP	9,892,359	USD	14,350	(591)
7/6/2016	THB	9,701,356	USD	271,150	(4,456)
7/6/2016	USD	4,884	BRL	16,567	285
7/6/2016	USD	108,470	BRL	346,216	(436)
7/6/2016	USD	108,066	BRL	346,216	(32)
7/6/2016	USD	108,060	BRL	346,216	(26)
7/6/2016	USD	108,019	BRL	346,216	15
7/6/2016	USD	82,281	BRL	263,784	31
7/6/2016	USD	21,250	CAD	27,185	(318)
7/6/2016	USD	423,473	CAD	549,986	18
7/6/2016	USD	423,473	CAD	549,970	6
7/6/2016	USD	423,473	CAD	549,961	(1)
7/6/2016	USD	423,473	CAD	549,964	1
7/6/2016	USD	322,647	CAD	419,018	(2)
7/6/2016	USD	945	CLP	641,401	24
7/6/2016	USD	19,525	CLP	12,849,024	(120)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	69

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/6/2016	USD	19,408	CLP	12,849,024	$(2)
7/6/2016	USD	19,408	CLP	12,849,024	(2)
7/6/2016	USD	19,408	CLP	12,849,024	(3)
7/6/2016	USD	14,798	CLP	9,789,734	(13)
7/6/2016	USD	2,757	THB	97,093	1
7/6/2016	USD	272,848	THB	9,604,263	—
7/7/2016	PHP	4,568,663	USD	97,484	322
7/7/2016	USD	995	PHP	46,056	(16)
7/7/2016	USD	96,164	PHP	4,522,607	18
7/7/2016	USD	2,432	ZAR	36,061	29
7/7/2016	USD	48,466	ZAR	710,002	(5)
7/7/2016	USD	48,466	ZAR	710,014	(4)
7/7/2016	USD	48,466	ZAR	710,059	(1)
7/7/2016	USD	48,466	ZAR	710,025	(3)
7/7/2016	USD	36,931	ZAR	541,066	(1)
7/7/2016	ZAR	775,715	USD	48,977	(3,969)
7/7/2016	ZAR	775,825	USD	48,977	(3,977)
7/7/2016	ZAR	775,850	USD	48,977	(3,979)
7/7/2016	ZAR	591,077	USD	37,319	(3,025)
7/7/2016	ZAR	775,764	USD	48,977	(3,973)
7/8/2016	TRY	45,818	USD	15,369	(536)
7/8/2016	TRY	45,807	USD	15,369	(532)
7/8/2016	TRY	45,813	USD	15,369	(535)
7/8/2016	TRY	34,913	USD	11,713	(407)
7/8/2016	TRY	45,811	USD	15,369	(534)
7/8/2016	USD	763	TRY	2,222	8
7/8/2016	USD	15,209	TRY	43,814	1
7/8/2016	USD	15,209	TRY	43,810	(1)
7/8/2016	USD	15,209	TRY	43,811	—
7/8/2016	USD	15,209	TRY	43,807	(2)
7/8/2016	USD	11,590	TRY	33,385	(1)
7/12/2016	IDR	2,570,147,927	USD	187,739	(6,976)
7/12/2016	USD	1,927	IDR	25,538,847	8
7/12/2016	USD	192,993	IDR	2,544,609,080	(212)
8/2/2016	DKK	146,776	USD	21,937	(2)
8/2/2016	DKK	146,770	USD	21,937	(2)
8/2/2016	DKK	146,763	USD	21,937	(1)
8/2/2016	DKK	146,765	USD	21,937	(1)
8/2/2016	DKK	111,837	USD	16,715	(2)
8/2/2016	EUR	311,527	USD	346,456	17
8/2/2016	EUR	311,542	USD	346,456	—
8/2/2016	EUR	237,369	USD	263,971	1
8/2/2016	EUR	311,539	USD	346,456	4
8/2/2016	EUR	311,546	USD	346,456	(4)
8/2/2016	GBP	262,843	USD	351,443	4
8/2/2016	GBP	262,840	USD	351,443	8
8/2/2016	GBP	262,859	USD	351,443	(18)
8/2/2016	GBP	200,264	USD	267,770	4
8/2/2016	GBP	262,869	USD	351,443	(31)
8/2/2016	HKD	1,799,721	USD	232,037	(30)
8/2/2016	HKD	1,799,556	USD	232,037	(9)
8/2/2016	HKD	1,799,475	USD	232,037	2
8/2/2016	HKD	1,799,529	USD	232,037	(5)
8/2/2016	HKD	1,371,024	USD	176,793	5
8/2/2016	ILS	186,295	USD	48,387	(12)
8/2/2016	ILS	186,266	USD	48,387	(5)
8/2/2016	ILS	186,268	USD	48,387	(5)
8/2/2016	ILS	186,249	USD	48,387	—
8/2/2016	ILS	141,935	USD	36,868	$(7)
8/2/2016	NOK	1,115,499	USD	133,304	1
8/2/2016	NOK	1,115,515	USD	133,304	—
8/2/2016	NOK	1,115,573	USD	133,304	(7)
8/2/2016	NOK	1,115,539	USD	133,304	(3)
8/2/2016	NOK	849,957	USD	101,568	(2)
8/2/2016	NZD	245,937	USD	174,906	3
8/2/2016	NZD	245,934	USD	174,906	4
8/2/2016	NZD	245,953	USD	174,906	(9)
8/2/2016	NZD	245,942	USD	174,906	(1)
8/2/2016	NZD	187,389	USD	133,266	—
8/2/2016	PHP	4,661,490	USD	99,002	(16)
8/2/2016	PLN	35,635	USD	8,982	(7)
8/2/2016	PLN	35,607	USD	8,982	—
8/2/2016	PLN	35,607	USD	8,982	—
8/2/2016	PLN	27,133	USD	6,844	—
8/2/2016	PLN	35,609	USD	8,982	—
8/2/2016	SEK	785,076	USD	92,773	2
8/2/2016	SEK	785,074	USD	92,773	2
8/2/2016	SEK	785,134	USD	92,773	(5)
8/2/2016	SEK	785,116	USD	92,773	(3)
8/2/2016	SEK	598,188	USD	70,685	(2)
8/2/2016	TRY	43,605	USD	15,045	(2)
8/2/2016	TRY	43,605	USD	15,045	(2)
8/2/2016	TRY	43,603	USD	15,045	(2)
8/2/2016	TRY	43,599	USD	15,045	—
8/2/2016	TRY	33,226	USD	11,464	(2)
8/3/2016	AUD	367,038	USD	273,014	10
8/3/2016	AUD	367,076	USD	273,014	(18)
8/3/2016	AUD	367,048	USD	273,014	2
8/3/2016	AUD	367,060	USD	273,014	(7)
8/3/2016	AUD	279,651	USD	208,013	8
8/3/2016	BRL	386,934	USD	120,065	355
8/3/2016	BRL	386,934	USD	119,747	37
8/3/2016	BRL	386,934	USD	119,718	8
8/3/2016	BRL	294,810	USD	91,250	41
8/3/2016	BRL	386,934	USD	119,601	(109)
8/3/2016	CHF	29,152	USD	29,976	(4)
8/3/2016	CHF	29,153	USD	29,976	(6)
8/3/2016	CHF	29,150	USD	29,976	(2)
8/3/2016	CHF	29,150	USD	29,976	(3)
8/3/2016	CHF	22,212	USD	22,842	(1)
8/3/2016	CLP	12,745,370	USD	19,296	100
8/3/2016	CLP	12,745,370	USD	19,186	(11)
8/3/2016	CLP	12,745,370	USD	19,198	1
8/3/2016	CLP	12,745,370	USD	19,192	(4)
8/3/2016	CLP	9,710,759	USD	14,639	13
8/3/2016	IDR	2,719,363,465	USD	205,312	(165)
8/3/2016	INR	2,070,796	USD	30,516	34
8/3/2016	JPY	81,549,238	USD	795,600	(18)
8/3/2016	JPY	81,545,897	USD	795,600	14
8/3/2016	JPY	81,551,943	USD	795,600	(45)
8/3/2016	JPY	81,550,352	USD	795,600	(29)
8/3/2016	JPY	62,132,876	USD	606,175	(12)
8/3/2016	KRW	72,165,855	USD	62,676	38
8/3/2016	KRW	72,165,855	USD	62,633	(5)
8/3/2016	KRW	61,063,416	USD	53,007	6
8/3/2016	KRW	72,165,855	USD	62,622	(15)

See Notes to Financial Statements.

70	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
8/3/2016	MXN	312,294	USD	16,882	$—
8/3/2016	MXN	312,319	USD	16,882	(1)
8/3/2016	MXN	312,318	USD	16,882	(1)
8/3/2016	MXN	312,318	USD	16,882	(1)
8/3/2016	MXN	238,023	USD	12,865	(2)
8/3/2016	MYR	794,970	USD	197,092	(230)
8/3/2016	SGD	92,106	USD	68,389	(31)
8/3/2016	SGD	92,078	USD	68,389	(10)
8/3/2016	SGD	92,077	USD	68,389	(9)
8/3/2016	SGD	92,075	USD	68,389	(8)
8/3/2016	SGD	70,159	USD	52,107	(9)
8/3/2016	THB	10,204,147	USD	289,775	29
8/3/2016	TWD	15,443,046	USD	479,077	(272)
8/3/2016	TWD	16,073,373	USD	499,018	103
8/4/2016	CAD	570,250	USD	439,118	(24)
8/4/2016	CAD	570,249	USD	439,118	(23)
8/4/2016	CAD	570,258	USD	439,118	(30)
8/4/2016	CAD	570,220	USD	439,118	(1)
8/4/2016	CAD	434,462	USD	334,568	(6)
8/8/2016	ZAR	696,460	USD	47,229	(1)
8/8/2016	ZAR	696,463	USD	47,229	(1)
8/8/2016	ZAR	696,527	USD	47,229	(5)
8/8/2016	ZAR	696,457	USD	47,229	(1)
8/8/2016	ZAR	530,683	USD	35,985	(3)
					$(358,512)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	71

Schedule of Investments

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 3.8%
ALS Ltd.	14,509	$52,829
AP Eagers Ltd.	7,596	67,476
BlueScope Steel Ltd.	2,658	12,607
carsales.com Ltd.	9,346	85,735
CSR Ltd.	33,480	90,742
Downer EDI Ltd.	25,240	71,416
DuluxGroup Ltd.	18,132	85,327
Event Hospitality and Entertainment Ltd.	5,919	64,038
Fairfax Media Ltd.	107,955	74,756
Genworth Mortgage Insurance Australia Ltd.	30,749	62,963
IRESS Ltd.	7,764	62,956
JB Hi-Fi Ltd.	5,457	97,925
Navitas Ltd.	17,810	72,805
Northern Star Resources Ltd.	15,754	57,948
Perpetual Ltd.	2,447	74,922
Premier Investments Ltd.	6,576	69,824
Primary Health Care Ltd.	26,108	76,788
Qube Holdings Ltd.	4,053	6,670
Seven Group Holdings Ltd.	21,840	97,735
Spotless Group Holdings Ltd.	51,207	42,704
Super Retail Group Ltd.	9,318	60,848

Total Australia		1,389,014
Austria – 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	532	32,116
Belgium – 0.5%
Bekaert S.A.	1,862	80,602
Econocom Group S.A./N.V.*	3,035	34,763
Warehouses De Pauw	755	70,666

Total Belgium		186,031
Brazil – 1.6%
BR Malls Participacoes S.A.*	2,600	10,428
Cia Siderurgica Nacional S.A.*	42,435	103,579
EcoRodovias Infraestrutura e Logistica S.A.*	26,877	70,302
EDP – Energias do Brasil S.A.	14,145	60,134
Grendene S.A.	9,892	50,822
Multiplus S.A.	5,653	63,787
Odontoprev S.A.	15,558	64,636
Smiles S.A.	4,239	63,497
Sul America S.A.	1,100	5,370
Transmissora Alianca de Energia Eletrica S.A.	15,558	93,239

Total Brazil		585,794
Canada – 5.9%
Aimia, Inc.	8,996	54,723
Algonquin Power & Utilities Corp.	12,033	110,166
Canadian Energy Services & Technology Corp.	11,515	36,087
Canadian Western Bank	2,099	39,840
Capital Power Corp.	5,821	86,416
Chartwell Retirement Residences	7,302	88,667
Chemtrade Logistics Income Fund	538	7,390
Corus Entertainment, Inc. Class B	6,017	61,713
Cott Corp.	772	$10,736
Dominion Diamond Corp.	5,051	44,454
Enbridge Income Fund Holdings, Inc.	2,629	64,900
EnerCare, Inc.	5,215	68,666
Enerplus Corp.	18,244	119,548
Ensign Energy Services, Inc.	7,400	41,311
Gibson Energy, Inc.	7,248	83,659
Just Energy Group, Inc.	8,506	51,349
Laurentian Bank of Canada	1,092	40,562
Manitoba Telecom Services, Inc.	3,665	107,040
Mullen Group Ltd.	4,897	53,167
Norbord, Inc.	3,105	60,393
North West Co., Inc. (The)	2,853	64,718
Pan American Silver Corp.	9,332	152,911
Parkland Fuel Corp.	3,385	58,619
Russel Metals, Inc.	4,393	77,394
Secure Energy Services, Inc.	5,247	35,675
Superior Plus Corp.	8,170	67,061
TransAlta Corp.	24,848	128,574
TransAlta Renewables, Inc.	9,528	98,016
Transcontinental, Inc. Class A	600	8,090
TransForce, Inc.	3,301	60,977
Westshore Terminals Investment Corp.	3,469	49,977
Yamana Gold, Inc.	25,492	131,906

Total Canada		2,164,705
Chile – 0.3%
Parque Arauco S.A.	26,765	54,151
Vina Concha y Toro S.A.	26,793	42,294

Total Chile		96,445
China – 2.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	28,000	33,169
China Communications Services Corp., Ltd. Class H	112,000	58,325
China Lilang Ltd.	56,000	35,587
China National Building Material Co., Ltd. Class H	84,000	36,597
CIFI Holdings Group Co., Ltd.	224,000	54,860
CITIC Telecom International Holdings Ltd.	28,000	10,539
Jiangsu Expressway Co., Ltd. Class H	56,000	77,814
Jiangxi Copper Co., Ltd. Class H	42,000	46,721
Shanghai Pharmaceuticals Holding Co., Ltd. Class H*	15,400	33,905
Sinopec Engineering Group Co., Ltd. Class H	12,000	10,828
Sinotrans Ltd. Class H	56,000	24,759
SITC International Holdings Co., Ltd.	84,000	43,960
Sunac China Holdings Ltd.	56,000	34,648
TCL Communication Technology Holdings Ltd.	56,000	51,539
Weichai Power Co., Ltd. Class H	28,000	28,657
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	14,000	4,908
Xinyi Glass Holdings Ltd.	112,000	82,290
XTEP International Holdings Ltd.	19,500	10,431
Yuzhou Properties Co., Ltd.	12,000	3,341
Zhejiang Expressway Co., Ltd. Class H	56,000	52,622
Zhongsheng Group Holdings Ltd.	17,000	9,204
Zijin Mining Group Co., Ltd. Class H	168,000	56,087

Total China		800,791

See Notes to Financial Statements.

72	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

Denmark – 0.3%
Alm Brand A/S	6,618	$44,075
FLSmidth & Co. A/S	1,834	65,152

Total Denmark		109,227
Finland – 0.7%
Cargotec Oyj Class B	1,428	57,778
Caverion Corp.	999	6,382
Konecranes Oyj	2,741	69,002
Uponor Oyj	3,105	48,914
Valmet Oyj	5,541	73,561

Total Finland		255,637
France – 0.6%
Alten S.A.	1,204	71,093
IPSOS	808	22,944
Neopost S.A.	3,882	89,618
Saft Groupe S.A.	1,169	47,454

Total France		231,109
Germany – 1.1%
alstria office REIT-AG*	5,317	71,710
AURELIUS SE & Co. KGaA	320	18,739
Comdirect Bank AG	4,939	50,261
CompuGroup Medical SE	1,050	43,732
Hamburger Hafen und Logistik AG	3,217	48,051
Indus Holding AG	1,120	52,010
Sixt SE	162	8,274
Takkt AG	430	8,456
TLG Immobilien AG	2,127	44,613
Wacker Neuson SE	2,769	42,836

Total Germany		388,682
Hong Kong – 0.8%
Hong Kong Aircraft Engineering Co., Ltd.	5,600	35,803
Kingboard Chemical Holdings Ltd.	35,000	69,387
Kingboard Laminates Holdings Ltd.	15,000	9,184
Kowloon Development Co., Ltd.	6,000	5,723
Television Broadcasts Ltd.	42,000	143,466
Vitasoy International Holdings Ltd.	28,000	50,818

Total Hong Kong		314,381
Indonesia – 0.7%
Adaro Energy Tbk PT	701,000	45,097
AKR Corporindo Tbk PT	64,400	31,195
Bumitama Agri Ltd.	70,000	39,788
Lippo Karawaci Tbk PT	359,500	31,154
Media Nusantara Citra Tbk PT	359,500	59,860
Vale Indonesia Tbk PT*	255,900	35,250

Total Indonesia		242,344
Ireland – 0.2%
Greencore Group PLC	2,000	8,221
Irish Continental Group PLC	12,563	58,619

Total Ireland		66,840
Israel – 0.7%
Amot Investments Ltd.	13,557	$55,269
Delek Automotive Systems Ltd.	8,464	70,791
First International Bank of Israel Ltd.	2,447	29,959
Gazit-Globe Ltd.	6,184	55,239
Melisron Ltd.	125	5,024
Migdal Insurance & Financial Holding Ltd.*	45,051	25,713

Total Israel		241,995
Italy – 0.9%
Astaldi SpA	4,253	17,180
ASTM SpA	6,017	65,375
Industria Macchine Automatiche SpA	1,358	81,544
Interpump Group SpA	800	12,496
MARR SpA	3,581	67,671
RAI Way SpA(a)	10,843	48,786
Societa Cattolica di Assicurazioni SCRL	7,024	44,245

Total Italy		337,297
Japan – 10.8%
Adastria Co., Ltd.	400	15,752
ADEKA Corp.	4,200	50,520
Advantest Corp.	800	8,851
Aeon Delight Co., Ltd.	1,400	38,006
Aica Kogyo Co., Ltd.	3,400	77,054
Amano Corp.	2,800	48,473
Arcs Co., Ltd.	2,800	66,486
Ashikaga Holdings Co., Ltd.	3,100	9,881
Autobacs Seven Co., Ltd.	4,200	59,362
Bic Camera, Inc.	800	7,330
Capcom Co., Ltd.	200	4,593
Central Glass Co., Ltd.	1,000	4,279
Chiyoda Co., Ltd.	1,400	30,787
COMSYS Holdings Corp.	4,200	67,714
Daido Steel Co., Ltd.	14,000	47,626
DCM Holdings Co., Ltd.	5,600	47,763
Dip Corp.	300	7,998
DMG Mori Co., Ltd.	3,800	36,004
Dynam Japan Holdings Co., Ltd.	39,200	55,683
Eagle Industry Co., Ltd.	2,800	32,206
Ebara Corp.	16,000	87,494
Exedy Corp.	2,800	59,499
Fuji Oil Holdings, Inc.	200	3,704
Furukawa Co., Ltd.	17,000	23,696
Furukawa Electric Co., Ltd.	3,000	6,901
Glory Ltd.	1,600	43,217
GMO Internet, Inc.	500	5,152
Gree, Inc.	1,600	9,015
GS Yuasa Corp.	2,000	7,603
Harmonic Drive Systems, Inc.	200	5,654
Heiwa Corp.	4,500	90,754
Hitachi Kokusai Electric, Inc.	1,300	21,567
Hokkoku Bank Ltd. (The)	14,000	37,664
Hokuetsu Kishu Paper Co., Ltd.	7,000	47,968
Hyakujushi Bank Ltd. (The)	14,000	40,530

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	73

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

Itochu Enex Co., Ltd.	1,400	$12,309
Itoham Yonekyu Holdings, Inc.*	1,000	10,245
Japan Aviation Electronics Industry Ltd.	1,000	13,588
Juroku Bank Ltd. (The)	3,000	7,896
kabu.com Securities Co., Ltd.	21,000	67,346
KYORIN Holdings, Inc.	300	5,846
Kyowa Exeo Corp.	900	11,177
Kyudenko Corp.	1,000	29,535
Lintec Corp.	2,800	54,532
Maeda Road Construction Co., Ltd.	1,000	16,970
Megmilk Snow Brand Co., Ltd.	500	17,424
Meitec Corp.	1,400	47,285
Mitsubishi Shokuhin Co., Ltd.	1,400	36,614
Miura Co., Ltd.	600	13,340
Mochida Pharmaceutical Co., Ltd.	1,400	112,584
Morinaga Milk Industry Co., Ltd.	1,000	6,940
Musashino Bank Ltd. (The)	300	6,749
Nagase & Co., Ltd.	6,200	67,929
Nanto Bank Ltd. (The)	3,000	9,533
Nichi-iko Pharmaceutical Co., Ltd.	1,400	28,317
Nihon Kohden Corp.	300	8,378
Nihon M&A Center, Inc.	1,400	90,204
Nihon Parkerizing Co., Ltd.	5,600	58,353
Nikkon Holdings Co., Ltd.	2,800	49,946
Nippon Densetsu Kogyo Co., Ltd.	2,800	46,726
Nippon Flour Mills Co., Ltd.	14,000	108,899
Nippon Gas Co., Ltd.	200	4,324
Nippon Paper Industries Co., Ltd.	4,200	73,159
Nippon Steel & Sumikin Bussan Corp.	16,000	51,311
Nipro Corp.	6,000	74,042
Nissan Shatai Co., Ltd.	4,200	41,636
Nisshin Steel Co., Ltd.	4,500	57,023
NOF Corp.	14,000	115,313
North Pacific Bank Ltd.	10,800	29,161
Okasan Securities Group, Inc.	2,500	11,039
Oki Electric Industry Co., Ltd.	5,000	6,628
OKUMA Corp.	1,000	6,482
Onward Holdings Co., Ltd.	2,000	12,438
Open House Co., Ltd.	300	8,106
Paltac Corp.	2,800	56,524
PanaHome Corp.	14,000	110,128
Relo Holdings, Inc.	100	17,585
Rengo Co., Ltd.	1,000	6,453
Ricoh Leasing Co., Ltd.	1,400	35,549
Saibu Gas Co., Ltd.	28,000	67,960
San-In Godo Bank Ltd. (The)	1,200	7,767
Sanwa Holdings Corp.	7,800	70,176
Sapporo Holdings Ltd.	2,800	80,869
Seiko Holdings Corp.	2,000	5,965
Senshu Ikeda Holdings, Inc.	2,500	9,285
Showa Denko K.K.	5,000	46,837
SKY Perfect JSAT Holdings, Inc.	11,200	51,420
Sumitomo Osaka Cement Co., Ltd.	1,000	4,279
Sumitomo Warehouse Co., Ltd. (The)	14,000	69,188
T-Gaia Corp.	4,200	$58,789
Tadano Ltd.	800	6,597
Takara Holdings, Inc.	7,000	64,071
Toda Corp.	1,000	4,289
Toho Bank Ltd. (The)	14,000	43,123
Toho Holdings Co., Ltd.	1,400	33,584
Tokai Tokyo Financial Holdings, Inc.	9,800	41,267
Toppan Forms Co., Ltd.	4,200	43,109
Toyo Ink SC Holdings Co., Ltd.	3,000	12,487
Toyobo Co., Ltd.	37,000	69,607
Tsubakimoto Chain Co.	1,000	6,102
Tsumura & Co.	1,800	48,619
Universal Entertainment Corp.*	2,800	58,653
UNY Group Holdings Co., Ltd.	8,400	70,498
Ushio, Inc.	4,200	48,923
Yamato Kogyo Co., Ltd.	1,400	31,578
Yoshinoya Holdings Co., Ltd.	2,800	38,238
Zojirushi Corp.	400	7,548

Total Japan		3,963,180
Malaysia – 0.6%
Felda Global Ventures Holdings Bhd	116,200	43,523
Genting Plantations Bhd	25,200	66,383
KPJ Healthcare Bhd	44,800	47,006
Lafarge Malaysia Bhd	26,600	51,663

Total Malaysia		208,575
Mexico – 0.2%
Banregio Grupo Financiero S.A.B. de C.V.	7,080	40,425
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	8,478	49,808

Total Mexico		90,233
Netherlands – 0.2%
TKH Group N.V. CVA	2,004	67,681
New Zealand – 2.4%
Air New Zealand Ltd.	82,267	122,747
EBOS Group Ltd.	6,115	71,249
Genesis Energy Ltd.	103,226	157,328
Infratil Ltd.	39,189	89,174
Kiwi Property Group Ltd.	15,000	15,918
SKY Network Television Ltd.	29,451	100,051
SKYCITY Entertainment Group Ltd.	32,095	104,690
Trade Me Group Ltd.	27,185	89,642
Z Energy Ltd.	19,937	114,871

Total New Zealand		865,670
Norway – 1.8%
Aker ASA Class A	2,685	68,345
Atea ASA*	6,898	65,741
Austevoll Seafood ASA	9,794	81,637
Kongsberg Gruppen ASA	4,379	64,105
Ocean Yield ASA	8,604	62,206
Salmar ASA	7,414	218,930
SpareBank 1 SR-Bank ASA	8,478	41,742
Veidekke ASA	5,695	68,057

Total Norway		670,763

See Notes to Financial Statements.

74	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

Philippines – 0.2%
First Gen Corp.	113,400	$60,017
Manila Water Co., Inc.	14,000	8,064
Nickel Asia Corp.	224,200	23,827

Total Philippines		91,908
Poland – 0.1%
Asseco Poland S.A.	3,847	50,703
Portugal – 0.3%
CTT – Correios de Portugal S.A.	7,498	59,259
REN – Redes Energeticas Nacionais, SGPS, S.A.	3,998	11,250
Semapa-Sociedade de Investimento e Gestao	4,687	51,555

Total Portugal		122,064
Russia – 0.1%
LSR Group PJSC GDR Reg S	17,754	49,800
Singapore – 0.8%
GuocoLand Ltd.	32,200	44,260
OUE Ltd.	42,000	48,057
SMRT Corp., Ltd.	57,400	64,185
United Engineers Ltd.	5,100	8,299
Venture Corp., Ltd.	15,400	94,741
Wing Tai Holdings Ltd.	42,000	50,866

Total Singapore		310,408
South Africa – 0.7%
Coronation Fund Managers Ltd.	15,824	72,275
DataTec Ltd.	16,258	48,680
Exxaro Resources Ltd.	2,706	12,465
Famous Brands Ltd.	6,394	55,448
Sibanye Gold Ltd.	24,428	83,600

Total South Africa		272,468
South Korea – 0.7%
Grand Korea Leisure Co., Ltd.	1,372	31,625
Hite Jinro Co., Ltd.	3,147	65,161
KEPCO Engineering & Construction Co., Inc.	952	21,985
Kumho Petrochemical Co., Ltd.	980	50,623
LS Industrial Systems Co., Ltd.	1,106	45,657
Seah Besteel Corp.	1,218	26,277

Total South Korea		241,328
Spain – 0.1%
Obrascon Huarte Lain S.A.*	5,471	19,024
Sweden – 1.2%
AddTech AB Class B	2,587	32,366
Bilia AB Class A	2,407	58,949
Clas Ohlson AB Class B	525	8,938
Com Hem Holding AB	4,519	38,055
Hemfosa Fastigheter AB	1,100	11,230
Holmen AB Class B	2,127	67,731
Kungsleden AB	1,800	11,632
Modern Times Group MTG AB Class B	2,811	73,852
Ratos AB Class B	8,674	41,984
Sweco AB Class B	3,063	52,817
Wihlborgs Fastigheter AB	2,727	55,424

Total Sweden		452,978
Switzerland – 0.4%
Cembra Money Bank AG*	1,302	$91,081
Implenia AG Registered Shares	50	3,295
Tecan Group AG Registered Shares	336	52,356

Total Switzerland		146,732
Taiwan – 2.8%
Chicony Electronics Co., Ltd.	28,000	62,928
ChipMOS TECHNOLOGIES, Inc.	42,000	44,722
Farglory Land Development Co., Ltd.	10,000	11,532
Highwealth Construction Corp.	17,000	27,930
Inventec Corp.	154,000	109,083
King’s Town Bank Co., Ltd.	56,000	37,063
Powertech Technology, Inc.	28,000	62,060
Radiant Opto-Electronics Corp.	14,000	21,786
Realtek Semiconductor Corp.	28,000	86,711
Ruentex Industries Ltd.	56,000	84,020
Synnex Technology International Corp.	84,000	90,486
Taiwan Secom Co., Ltd.	28,000	80,722
Teco Electric and Machinery Co., Ltd.	56,000	47,044
Transcend Information, Inc.*	14,000	42,357
Wan Hai Lines Ltd.	84,000	46,350
Wistron Corp.	98,000	68,049
WPG Holdings Ltd.	84,000	97,517

Total Taiwan		1,020,360
Thailand – 0.8%
Bangchak Petroleum PCL (The) NVDR	75,600	68,845
Bangkok Airways Co., Ltd. NVDR	13,500	8,875
Banpu PCL NVDR	181,957	76,117
BEC World PCL NVDR	74,200	48,143
Jasmine International PCL	29,200	4,695
Pruksa Real Estate PCL NVDR	99,400	71,424
TTW PCL NVDR	36,000	11,474

Total Thailand		289,573
Turkey – 0.2%
Turk Traktor ve Ziraat Makineleri AS	2,685	78,431
United Kingdom – 4.8%
A.G. Barr PLC	5,275	34,144
BGEO Group PLC*	260	9,113
Big Yellow Group PLC	4,911	51,273
Bodycote PLC	13,235	91,117
Brewin Dolphin Holdings PLC	10,172	32,744
Countrywide PLC	3,900	12,804
Dairy Crest Group PLC	6,562	47,150
Debenhams PLC	65,212	48,208
Dignity PLC	1,162	39,921
Diploma PLC	4,295	47,856
Drax Group PLC	17,433	75,436
Electrocomponents PLC	25,660	89,255
EMIS Group PLC	2,461	30,349
esure Group PLC	13,011	49,762
Ferroglobe PLC	4,939	42,525
Fidessa Group PLC	2,039	53,561

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	75

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

Foxtons Group PLC	1,535	$2,288
Genus PLC	1,484	31,047
Go-Ahead Group PLC	1,680	43,928
Greggs PLC	2,993	38,810
Halfords Group PLC	11,025	47,383
Home Retail Group PLC	16,004	32,712
Hunting PLC	5,425	34,810
J D Wetherspoon PLC	3,497	33,004
JRP Group PLC	5,000	7,352
Ladbrokes PLC	50,382	75,163
Laird PLC	10,270	45,113
Lookers PLC	13,907	19,892
Marshalls PLC	6,198	19,703
Marston’s PLC	26,877	48,397
Mitie Group PLC	15,614	51,765
Morgan Advanced Materials PLC	13,277	41,195
N Brown Group PLC	13,095	30,494
NCC Group PLC	7,302	25,750
Novae Group PLC	2,867	28,764
OneSavings Bank PLC	4,953	14,017
PayPoint PLC	350	4,225
Photo-Me International PLC	3,800	6,934
Polypipe Group PLC	7,178	24,987
Poundland Group PLC	1,489	4,110
Rank Group PLC	13,725	39,282
Safestore Holdings PLC	7,610	37,559
Senior PLC	3,000	8,241
SIG PLC	3,998	6,013
St. Modwen Properties PLC	2,000	7,176
Synthomer PLC	11,165	48,448
Telecom Plus PLC	3,133	43,641
Tullett Prebon PLC	9,808	39,885
Vesuvius PLC	14,323	54,933
Zoopla Property Group PLC(a)	857	3,047

Total United Kingdom		1,755,286
United States – 50.0%
A. Schulman, Inc.	1,862	45,470
AAON, Inc.	829	22,806
Abaxis, Inc.	351	16,578
Abercrombie & Fitch Co. Class A	7,820	139,274
ABM Industries, Inc.	3,385	123,485
Advanced Drainage Systems, Inc.	304	8,320
Alexander & Baldwin, Inc.	177	6,397
Allegheny Technologies, Inc.	11,837	150,922
Alon USA Energy, Inc.	1,500	9,720
American States Water Co.	2,601	113,976
AMERISAFE, Inc.	112	6,857
Andersons, Inc. (The)	1,414	50,254
Apogee Enterprises, Inc.	403	18,679
Applied Industrial Technologies, Inc.	3,049	137,632
Archrock, Inc.	5,359	50,482
Artisan Partners Asset Management, Inc. Class A	4,197	116,173
Astoria Financial Corp.	2,643	40,517
ATN International, Inc.	700	$54,467
Axiall Corp.	6,730	219,465
AZZ, Inc.	1,050	62,979
Badger Meter, Inc.	616	44,986
BancFirst Corp.	459	27,687
Banner Corp.	230	9,784
BBCN Bancorp, Inc.	4,099	61,157
BGC Partners, Inc. Class A	22,232	193,641
Bob Evans Farms, Inc.	1,946	73,851
Boston Private Financial Holdings, Inc.	4,603	54,223
Brady Corp. Class A	4,869	148,797
Briggs & Stratton Corp.	3,357	71,101
Brink’s Co. (The)	1,987	56,610
Bristow Group, Inc.	4,085	46,610
Caleres, Inc.	578	13,993
California Water Service Group	4,323	151,002
Capitol Federal Financial, Inc.	16,475	229,826
Carpenter Technology Corp.	3,063	100,865
Cato Corp. (The) Class A	2,559	96,525
Chemical Financial Corp.	1,792	66,824
Chesapeake Lodging Trust	4,883	113,530
Children’s Place, Inc. (The)	506	40,571
ClubCorp Holdings, Inc.	4,337	56,381
Coca-Cola Bottling Co. Consolidated	65	9,586
Cogent Communications Holdings, Inc.	6,129	245,528
Cohen & Steers, Inc.	5,863	237,100
Colony Starwood Homes	1,086	33,036
Comfort Systems USA, Inc.	581	18,923
Commercial Metals Co.	9,584	161,970
Community Bank System, Inc.	2,267	93,151
CONMED Corp.	1,414	67,490
Consolidated Communications Holdings, Inc.	9,654	262,975
Core-Mark Holding Co., Inc.	728	34,114
CoreSite Realty Corp.	1,526	135,341
CSG Systems International, Inc.	2,225	89,690
Cubic Corp.	686	27,550
CVB Financial Corp.	5,499	90,129
Dean Foods Co.	4,519	81,749
Delek U.S. Holdings, Inc.	3,600	47,556
DeVry Education Group, Inc.	1,500	26,760
DineEquity, Inc.	1,918	162,608
Dolby Laboratories, Inc. Class A	1,736	83,068
DuPont Fabros Technology, Inc.	7,024	333,921
EastGroup Properties, Inc.	2,323	160,101
Ebix, Inc.	1,288	61,695
Education Realty Trust, Inc.	3,763	173,625
El Paso Electric Co.	3,483	164,641
Empire District Electric Co. (The)	5,611	190,606
Ensign Group, Inc. (The)	380	7,984
ESCO Technologies, Inc.	952	38,023
Essendant, Inc.	1,932	59,042
Exponent, Inc.	1,064	62,148
FBL Financial Group, Inc. Class A	1,218	73,896
Federal Signal Corp.	2,993	38,550

See Notes to Financial Statements.

76	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

Fidelity & Guaranty Life	668	$15,484
Finish Line, Inc. (The) Class A	2,937	59,298
First Financial Bancorp	3,735	72,646
First Merchants Corp.	1,260	31,412
First Midwest Bancorp, Inc.	3,441	60,424
Forward Air Corp.	1,134	50,497
Franklin Electric Co., Inc.	2,015	66,596
Franklin Street Properties Corp.	11,131	136,577
G&K Services, Inc. Class A	1,092	83,614
Government Properties Income Trust	12,075	278,449
Gramercy Property Trust	41,357	381,312
Granite Construction, Inc.	1,918	87,365
Greenbrier Cos., Inc. (The)	1,498	43,637
H.B. Fuller Co.	1,973	86,792
Heartland Express, Inc.	1,512	26,294
Herman Miller, Inc.	3,273	97,830
Hersha Hospitality Trust	4,015	68,857
Hillenbrand, Inc.	4,981	149,629
Horace Mann Educators Corp.	2,253	76,129
Independent Bank Corp.	1,246	56,942
Infinity Property & Casualty Corp.	215	17,342
Innospec, Inc.	882	40,563
Insperity, Inc.	1,484	114,609
Interface, Inc.	700	10,675
International Bancshares Corp.	2,881	75,165
Intersil Corp. Class A	14,313	193,798
Interval Leisure Group, Inc.	4,267	67,845
Investors Real Estate Trust	13,431	86,899
John Bean Technologies Corp.	535	32,753
Joy Global, Inc.	13,039	275,644
Kaiser Aluminum Corp.	840	75,944
Kaman Corp.	1,568	66,671
KB Home	1,160	17,644
Kindred Healthcare, Inc.	7,386	83,388
Knoll, Inc.	3,105	75,389
La-Z-Boy, Inc.	2,043	56,836
LegacyTexas Financial Group, Inc.	1,680	45,209
Lexmark International, Inc. Class A	7,764	293,091
LTC Properties, Inc.	2,797	144,689
Mack-Cali Realty Corp.	4,799	129,573
Matson, Inc.	2,029	65,516
Matthews International Corp. Class A	1,092	60,759
MDC Holdings, Inc.	5,415	131,801
Meredith Corp.	4,113	213,506
Methode Electronics, Inc.	755	25,844
MGE Energy, Inc.	2,853	161,237
Minerals Technologies, Inc.	504	28,627
Mobile Mini, Inc.	2,867	99,313
Monotype Imaging Holdings, Inc.	2,043	50,319
MSA Safety, Inc.	3,049	160,164
Mueller Industries, Inc.	1,973	62,899
Mueller Water Products, Inc. Class A	5,751	65,676
NBT Bancorp, Inc.	2,559	73,264
Neenah Paper, Inc.	952	68,896
Nelnet, Inc. Class A	474	$16,472
New York REIT, Inc.	12,326	114,016
Nexstar Broadcasting Group, Inc. Class A	1,330	63,281
Northwest Bancshares, Inc.	6,465	95,876
Northwest Natural Gas Co.	2,923	189,469
Old National Bancorp	6,772	84,853
Olin Corp.	9,766	242,587
Ormat Technologies, Inc.	448	19,604
Otter Tail Corp.	4,435	148,528
Oxford Industries, Inc.	456	25,819
Park National Corp.	1,050	96,369
Parkway Properties, Inc.	8,884	148,629
Pattern Energy Group, Inc.	11,039	253,566
Pennsylvania Real Estate Investment Trust	5,219	111,948
Physicians Realty Trust	5,303	111,416
Potlatch Corp.	3,791	129,273
Power Integrations, Inc.	1,176	58,882
Primoris Services Corp.	715	13,535
Provident Financial Services, Inc.	3,399	66,756
QTS Realty Trust, Inc. Class A	2,155	120,637
Quaker Chemical Corp.	602	53,698
Ramco-Gershenson Properties Trust	6,674	130,877
Renasant Corp.	1,512	48,883
Rent-A-Center, Inc.	5,723	70,278
Retail Opportunity Investments Corp.	6,716	145,536
Rouse Properties, Inc.	4,547	82,983
S&T Bancorp, Inc.	1,470	35,942
Sabra Health Care REIT, Inc.	7,302	150,677
Sanderson Farms, Inc.	938	81,268
Saul Centers, Inc.	1,372	84,666
Scholastic Corp.	1,456	57,672
Schweitzer-Mauduit International, Inc.	3,371	118,929
SeaWorld Entertainment, Inc.	11,333	162,402
Select Income REIT	12,572	326,746
Selective Insurance Group, Inc.	2,169	82,877
ServisFirst Bancshares, Inc.	462	22,818
Shenandoah Telecommunications Co.	1,736	67,808
Simmons First National Corp. Class A	1,050	48,494
Simpson Manufacturing Co., Inc.	2,447	97,807
Sinclair Broadcast Group, Inc. Class A	4,533	135,355
SkyWest, Inc.	1,156	30,588
Sonic Corp.	2,393	64,731
South Jersey Industries, Inc.	7,372	233,103
SpartanNash Co.	2,295	70,181
STAG Industrial, Inc.	7,792	185,528
Standex International Corp.	392	32,391
State Auto Financial Corp.	971	21,275
Steelcase, Inc. Class A	5,779	78,421
Stepan Co.	1,078	64,173
Stewart Information Services Corp.	377	15,612
Sturm Ruger & Co., Inc.	980	62,730
Summit Hotel Properties, Inc.	6,157	81,519
Tahoe Resources, Inc.	273	4,068
Tennant Co.	882	47,513

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	77

Schedule of Investments (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2016

Investments	Shares	Value

Terreno Realty Corp.	2,825	$73,083
Tessera Technologies, Inc.	3,399	104,145
Tetra Tech, Inc.	2,169	66,686
Tootsie Roll Industries, Inc.	557	21,461
Towne Bank	2,295	49,687
Trustmark Corp.	4,677	116,223
U.S. Ecology, Inc.	899	41,309
Union Bankshares Corp.	2,057	50,828
United Community Banks, Inc.	500	9,145
United Fire Group, Inc.	1,400	59,402
United States Steel Corp.	7,316	123,348
Universal Corp.	2,517	145,332
Universal Forest Products, Inc.	798	73,967
Universal Insurance Holdings, Inc.	1,120	20,810
Vishay Intertechnology, Inc.	9,024	111,807
Washington Real Estate Investment Trust	5,275	165,951
Watts Water Technologies, Inc. Class A	1,148	66,882
WD-40 Co.	756	88,792
Weis Markets, Inc.	2,141	108,228
WesBanco, Inc.	1,722	53,468
Westamerica Bancorporation	1,582	77,929
Worthington Industries, Inc.	4,589	194,115

Total United States		18,357,968
TOTAL COMMON STOCKS (Cost: $31,651,392)		36,567,541
RIGHTS – 0.0%
New Zealand – 0.0%
SKYCITY Entertainment Group Ltd., expiring 7/5/16* (Cost $0)	3,209	411
WARRANTS – 0.0%
Thailand – 0.0%
Banpu PCL, expiring 6/5/17* (Cost: $0)	57,200	14,976
EXCHANGE-TRADED NOTE –0.1%
United States – 0.1%
iPath MSCI India Index ETN* (Cost: $37,286)	630	40,982
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $31,688,678)		36,623,910
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		92,161

NET ASSETS – 100.0%		$36,716,071
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/1/2016	JPY	1,100,000	GBP	7,933	$(117)
7/1/2016	MXN	7,000	USD	378	(2)
7/1/2016	NOK	5,850	USD	697	(2)
7/1/2016	PLN	2,750	USD	690	(4)
7/1/2016	SGD	1,000	USD	742	(1)
7/1/2016	USD	9,176	GBP	6,800	(86)
7/1/2016	USD	79	GBP	60	1
7/1/2016	USD	11,478	SEK	97,250	—
7/5/2016	THB	435,000	USD	12,370	(9)
					$(220)

CURRENCY LEGEND

GBP – British pound

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

USD – U.S. dollar

See Notes to Financial Statements.

78	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 3.2%
Embraer S.A.	8,970	$48,997
Iochpe Maxion S.A.	9,510	40,667
JBS S.A.	24,827	77,494
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	6,844	58,747

Total Brazil		225,905
Chile – 0.5%
Vina Concha y Toro S.A.	23,076	36,427
China – 2.6%
Minth Group Ltd.	22,000	71,037
Semiconductor Manufacturing International Corp.*	423,000	33,805
WH Group Ltd.(a)	104,500	81,898

Total China		186,740
India – 15.3%
Aurobindo Pharma Ltd.	3,744	41,187
Bharat Forge Ltd.	6,970	78,509
Cadila Healthcare Ltd.	19,636	95,482
Dishman Pharmaceuticals & Chemicals Ltd.	32,616	67,291
Dr Reddy’s Laboratories Ltd. ADR	900	46,107
Glenmark Pharmaceuticals Ltd.	6,235	73,814
Granules India Ltd.	26,423	54,083
HCL Technologies Ltd.	2,665	28,841
Infosys Ltd. ADR	3,335	59,530
Lupin Ltd.	3,925	89,537
Mindtree Ltd.	5,488	54,059
Strides Shasun Ltd.	1,113	18,615
Sun Pharmaceutical Industries Ltd.	6,212	70,233
Suven Life Sciences Ltd.	2,382	7,277
TAKE Solutions Ltd.	10,447	27,187
Tata Consultancy Services Ltd.	1,480	55,983
Tata Elxsi Ltd.	1,547	38,896
Tata Global Beverages Ltd.	36,552	71,051
Tech Mahindra Ltd.	5,206	39,009
Wipro Ltd. ADR(b)	536	6,625
Wockhardt Ltd.*	5,011	69,335

Total India		1,092,651
Malaysia – 3.0%
Genting Malaysia Bhd	57,600	63,579
MISC Bhd	20,000	37,009
Supermax Corp. Bhd	130,100	69,382
VS Industry Bhd	157,300	46,041

Total Malaysia		216,011
Mexico – 6.7%
Alfa S.A.B. de C.V. Class A	43,670	74,514
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	28,800	53,606
Genomma Lab Internacional S.A.B. de C.V. Class B*	67,600	68,666
Gruma S.A.B. de C.V. Class B	6,744	96,430
Grupo Bimbo S.A.B. de C.V. Series A	23,865	74,017
Grupo Comercial Chedraui S.A. de C.V.(b)	9,191	22,772
Industrias Bachoco S.A.B. de C.V. Series B	9,689	39,535
Nemak S.A.B. de C.V.(a)(b)	44,900	52,081

Total Mexico		481,621
Philippines – 1.3%
International Container Terminal Services, Inc.	27,610	36,092
Jollibee Foods Corp.	10,940	56,272

Total Philippines		92,364
Poland – 0.3%
CD Projekt S.A.*	3,374	23,337
Singapore – 0.4%
IGG, Inc.	70,000	30,317
South Africa – 0.5%
DataTec Ltd.	10,454	31,301
South Korea – 28.2%
AeroSpace Technology of Korea, Inc.*	3,795	70,177
Chabiotech Co., Ltd.*	4,289	57,529
Com2uS Corp.*	386	44,067
Dongkuk Structures & Construction Co., Ltd.	10,579	58,688
Doosan Corp.	819	66,268
Doosan Infracore Co., Ltd.*	8,457	50,000
Gamevil, Inc.*	405	29,816
Genexine Co., Ltd.*	867	44,259
Hankook Tire Co., Ltd.	2,359	104,448
Hansae Co., Ltd.	736	24,089
Humax Co., Ltd.	922	10,886
Hyundai Corp.	1,290	25,871
Hyundai Glovis Co., Ltd.	618	92,015
Hyundai Merchant Marine Co., Ltd.*	2,169	27,681
Hyundai Motor Co.	1,350	158,810
i-SENS, Inc.*	1,863	59,359
Kia Motors Corp.	2,662	99,838
Koh Young Technology, Inc.	1,047	37,222
Kumho Tire Co., Inc.*	7,649	63,418
LG Electronics, Inc.	1,891	88,488
LS Corp.	1,537	74,858
NCSoft Corp.	254	52,042
Nexen Tire Corp.	4,187	47,982
S&T Motiv Co., Ltd.	980	55,473
Samick Musical Instruments Co., Ltd.	12,491	29,605
Samsung Electronics Co., Ltd.	351	434,236
SK Hynix, Inc.	2,548	71,672
SL Corp.	332	4,151
Sung Kwang Bend Co., Ltd.	4,208	33,610

Total South Korea		2,016,558
Taiwan – 35.3%
Accton Technology Corp.	44,000	58,923
Adlink Technology, Inc.	11,223	23,136
Advanced Semiconductor Engineering, Inc.	46,000	52,261
Advantech Co., Ltd.	5,000	37,896
Aerospace Industrial Development Corp.	26,000	35,463
Alpha Networks, Inc.	53,000	30,559
Asia Optical Co., Inc.*	33,000	27,109

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	79

Schedule of Investments (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

June 30, 2016

Investments	Shares	Value
Asustek Computer, Inc.	7,000	$57,612
Bizlink Holding, Inc.	10,000	61,068
Cheng Uei Precision Industry Co., Ltd.	16,000	20,782
Chin-Poon Industrial Co., Ltd.	19,000	40,816
China Airlines Ltd.*	226,000	67,886
CMC Magnetics Corp.*	95,000	11,073
Compal Electronics, Inc.	73,000	45,824
Cub Elecparts, Inc.	4,000	44,763
CyberTAN Technology, Inc.	58,000	33,712
Delta Electronics, Inc.*	14,000	67,702
Depo Auto Parts Ind Co., Ltd.	6,000	18,227
Eclat Textile Co., Ltd.	5,022	48,338
Eva Airways Corp.*	124,000	56,505
Evergreen Marine Corp. Taiwan Ltd.	108,000	40,007
Feng TAY Enterprise Co., Ltd.	12,000	49,475
Flytech Technology Co., Ltd.	8,000	25,295
General Interface Solution Holding Ltd.	3,000	7,300
Getac Technology Corp.	42,000	29,489
Global Unichip Corp.	6,000	13,615
Hon Hai Precision Industry Co., Ltd.	50,000	127,871
Hota Industrial Manufacturing Co., Ltd.	13,000	60,448
IEI Integration Corp.	12,000	14,266
Inventec Corp.	38,000	26,917
Johnson Health Tech Co., Ltd.	7,000	10,220
Kenda Rubber Industrial Co., Ltd.	12,000	19,009
King Slide Works Co., Ltd.	5,000	58,433
Lite-On Technology Corp.	33,000	45,113
Makalot Industrial Co., Ltd.	9,000	41,988
Micro-Star International Co., Ltd.	19,000	34,809
Nan Ya Printed Circuit Board Corp.	16,000	14,433
Orient Semiconductor Electronics Ltd.*	35,000	13,237
Pegatron Corp.	15,000	31,526
Pihsiang Machinery Manufacturing Co., Ltd.	6,000	12,703
Posiflex Technology, Inc.	3,000	14,415
Pou Chen Corp.	72,000	96,085
Primax Electronics Ltd.	37,000	48,230
Qisda Corp.	86,000	30,392
Quanta Computer, Inc.	22,000	41,601
ScinoPharm Taiwan Ltd.	48,000	64,949
Sercomm Corp.*	13,000	29,015
Siliconware Precision Industries Co., Ltd.	27,000	40,970
Taiwan Semiconductor Manufacturing Co., Ltd.	57,000	287,129
Tong Hsing Electronic Industries Ltd.	9,000	31,666
Tong Yang Industry Co., Ltd.	63,000	93,351
TYC Brother Industrial Co., Ltd.	60,000	48,917
Visual Photonics Epitaxy Co., Ltd.*	16,000	24,254
Vivotek, Inc.	14,000	37,236
Wistron NeWeb Corp.	9,000	22,905
WUS Printed Circuit Co., Ltd.	32,000	28,321
Yang Ming Marine Transport Corp.*	197,000	47,939
Zeng Hsing Industrial Co., Ltd.	3,000	13,903
Zinwell Corp.	9,000	11,104

Total Taiwan		2,528,191
Thailand – 2.1%
Delta Electronics Thailand PCL NVDR	13,300	25,832
KCE Electronics PCL NVDR	13,600	32,220
Thai Union Group PCL NVDR	69,000	43,198
TTCL PCL NVDR	78,000	48,611

Total Thailand		149,861
Turkey – 0.4%
EGE Endustri VE Ticaret AS	326	26,868
TOTAL COMMON STOCKS (Cost: $6,918,548)		7,138,152
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $46,548)(d)	46,548	46,548
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $6,965,096)		7,184,700
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.4)%		(29,121)

NET ASSETS – 100.0%		$7,155,579
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.

(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $43,449 and the total market value of the collateral held by the Fund was $46,548.

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

80	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 100.8%
United States – 100.8%
Aerospace & Defense – 1.5%
Huntington Ingalls Industries, Inc.	44	$7,393
Northrop Grumman Corp.	31	6,891
Spirit AeroSystems Holdings, Inc. Class A*	119	5,117

Total Aerospace & Defense		19,401
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	101	7,499
Airlines – 0.9%
Alaska Air Group, Inc.	84	4,897
Southwest Airlines Co.	163	6,391

Total Airlines		11,288
Banks – 6.9%
Bank of America Corp.	804	10,669
BB&T Corp.	154	5,484
Citizens Financial Group, Inc.	232	4,635
Comerica, Inc.	105	4,319
Fifth Third Bancorp	239	4,204
First Republic Bank	61	4,269
Huntington Bancshares, Inc.	419	3,746
KeyCorp	386	4,265
M&T Bank Corp.	42	4,966
PNC Financial Services Group, Inc. (The)	83	6,755
Regions Financial Corp.	562	4,783
Signature Bank*	26	3,248
SunTrust Banks, Inc.	156	6,409
U.S. Bancorp	177	7,138
Wells Fargo & Co.	309	14,625

Total Banks		89,515
Beverages – 1.2%
Constellation Brands, Inc. Class A	56	9,262
Dr. Pepper Snapple Group, Inc.	66	6,378

Total Beverages		15,640
Biotechnology – 1.7%
Incyte Corp.*	78	6,238
Medivation, Inc.*	180	10,854
United Therapeutics Corp.*	43	4,555

Total Biotechnology		21,647
Building Products – 0.4%
Fortune Brands Home & Security, Inc.	95	5,507
Capital Markets – 2.2%
Ameriprise Financial, Inc.	41	3,684
Charles Schwab Corp. (The)	232	5,872
E*TRADE Financial Corp.*	216	5,074
Raymond James Financial, Inc.	72	3,549
SEI Investments Co.	79	3,801
T. Rowe Price Group, Inc.	54	3,940
TD Ameritrade Holding Corp.	88	2,506

Total Capital Markets		28,426
Commercial Services & Supplies – 1.6%
Cintas Corp.	41	$4,023
Republic Services, Inc.	109	5,593
Rollins, Inc.	110	3,220
Waste Management, Inc.	121	8,019

Total Commercial Services & Supplies		20,855
Communications Equipment – 0.5%
Harris Corp.	71	5,924
Consumer Finance – 1.4%
Ally Financial, Inc.*	159	2,714
Capital One Financial Corp.	82	5,208
Discover Financial Services	75	4,019
Synchrony Financial*	219	5,537

Total Consumer Finance		17,478
Distributors – 0.4%
Genuine Parts Co.	55	5,569
Diversified Consumer Services – 0.7%
H&R Block, Inc.	173	3,979
ServiceMaster Global Holdings, Inc.*	125	4,975

Total Diversified Consumer Services		8,954
Diversified Financial Services – 1.6%
Berkshire Hathaway, Inc. Class B*	63	9,122
CBOE Holdings, Inc.	74	4,930
Leucadia National Corp.	216	3,743
Voya Financial, Inc.	103	2,550

Total Diversified Financial Services		20,345
Diversified Telecommunication Services – 4.5%
AT&T, Inc.	490	21,173
CenturyLink, Inc.	146	4,236
Frontier Communications Corp.(a)	927	4,579
SBA Communications Corp. Class A*	35	3,778
Verizon Communications, Inc.	343	19,153
Zayo Group Holdings, Inc.*	202	5,642

Total Diversified Telecommunication Services		58,561
Electric Utilities – 6.8%
Alliant Energy Corp.	116	4,605
American Electric Power Co., Inc.	86	6,028
Avangrid, Inc.	59	2,718
Duke Energy Corp.	84	7,206
Edison International	78	6,058
Entergy Corp.	42	3,417
Eversource Energy	89	5,331
Exelon Corp.	130	4,727
FirstEnergy Corp.	120	4,189
ITC Holdings Corp.	107	5,010
NextEra Energy, Inc.	63	8,215
PG&E Corp.	92	5,881
Pinnacle West Capital Corp.	73	5,917
Southern Co. (The)	146	7,830
Westar Energy, Inc.	72	4,038
Xcel Energy, Inc.	154	6,896

Total Electric Utilities		88,066

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	81

Schedule of Investments (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

June 30, 2016

Investments	Shares	Value
Electrical Equipment – 0.6%
Acuity Brands, Inc.	19	$4,711
Hubbell, Inc.	33	3,481

Total Electrical Equipment		8,192
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp.	115	4,609
Food & Staples Retailing – 2.9%
CVS Health Corp.	124	11,872
Kroger Co. (The)	172	6,328
Rite Aid Corp.*	509	3,812
Sysco Corp.	156	7,916
Whole Foods Market, Inc.	213	6,820

Total Food & Staples Retailing		36,748
Food Products – 3.2%
ConAgra Foods, Inc.	96	4,590
Hershey Co. (The)	49	5,561
Hormel Foods Corp.	167	6,112
J.M. Smucker Co. (The)	35	5,334
Pilgrim’s Pride Corp.(a)	141	3,593
Pinnacle Foods, Inc.	106	4,907
Tyson Foods, Inc. Class A	80	5,343
WhiteWave Foods Co. (The)*	113	5,304

Total Food Products		40,744
Gas Utilities – 0.9%
AGL Resources, Inc.	92	6,069
Atmos Energy Corp.	63	5,123

Total Gas Utilities		11,192
Health Care Equipment & Supplies – 0.6%
DexCom, Inc.*	102	8,092
Health Care Providers & Services – 8.3%
Aetna, Inc.	66	8,061
AmerisourceBergen Corp.	75	5,949
Anthem, Inc.	43	5,648
Cardinal Health, Inc.	82	6,397
Centene Corp.*	103	7,351
Cigna Corp.	45	5,759
DaVita HealthCare Partners, Inc.*	106	8,196
Express Scripts Holding Co.*	121	9,172
HCA Holdings, Inc.*	94	7,239
Humana, Inc.	33	5,936
Laboratory Corp. of America Holdings*	39	5,080
MEDNAX, Inc.*	99	7,170
Quest Diagnostics, Inc.	101	8,222
UnitedHealth Group, Inc.	88	12,426
Universal Health Services, Inc. Class B	37	4,962

Total Health Care Providers & Services		107,568
Health Care Technology – 1.0%
athenahealth, Inc.*	50	6,901
Cerner Corp.*	97	5,684

Total Health Care Technology		12,585
Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.*	13	$5,236
Darden Restaurants, Inc.	94	5,954
Domino’s Pizza, Inc.	38	4,992
Marriott International, Inc. Class A(a)	72	4,785

Total Hotels, Restaurants & Leisure		20,967
Household Durables – 1.4%
D.R. Horton, Inc.	166	5,226
Lennar Corp. Class A	73	3,365
NVR, Inc.*	4	7,122
PulteGroup, Inc.	139	2,709

Total Household Durables		18,422
Household Products – 0.9%
Church & Dwight Co., Inc.	47	4,836
Clorox Co. (The)	48	6,643

Total Household Products		11,479
Insurance – 4.1%
Allstate Corp. (The)	67	4,687
American Financial Group, Inc.	41	3,031
Cincinnati Financial Corp.	49	3,670
CNA Financial Corp.	108	3,393
FNF Group	90	3,375
Hartford Financial Services Group, Inc. (The)	123	5,459
Lincoln National Corp.	105	4,071
Loews Corp.	71	2,917
Principal Financial Group, Inc.	75	3,083
Progressive Corp. (The)	112	3,752
Torchmark Corp.	68	4,204
Travelers Cos., Inc. (The)	40	4,761
Unum Group	110	3,497
W.R. Berkley Corp.	38	2,277

Total Insurance		52,177
Internet Software & Services – 0.4%
CoStar Group, Inc.*	24	5,248
IT Services – 2.5%
Automatic Data Processing, Inc.	66	6,064
Broadridge Financial Solutions, Inc.	71	4,629
Fiserv, Inc.*	51	5,545
Jack Henry & Associates, Inc.	63	5,498
Paychex, Inc.	92	5,474
Vantiv, Inc. Class A*	95	5,377

Total IT Services		32,587
Media – 4.6%
CBS Corp. Class B Non-Voting Shares	135	7,349
Charter Communications, Inc. Class A*	55	12,575
Comcast Corp. Class A	236	15,385
DISH Network Corp. Class A*	125	6,550
Liberty Braves Group Series C*	22	323
Liberty Media Group Series C*	37	702
Liberty SiriusXM Group Series C*	151	4,661
Scripps Networks Interactive, Inc. Class A	55	3,425

See Notes to Financial Statements.

82	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

June 30, 2016

Investments	Shares	Value
Sirius XM Holdings, Inc.*(a)	1,480	$5,846
TEGNA, Inc.	113	2,618

Total Media		59,434
Multi-Utilities – 4.6%
Ameren Corp.	98	5,251
CenterPoint Energy, Inc.	155	3,720
CMS Energy Corp.	106	4,861
Consolidated Edison, Inc.	86	6,918
Dominion Resources, Inc.	88	6,858
DTE Energy Co.	51	5,055
NiSource, Inc.	220	5,835
Public Service Enterprise Group, Inc.	92	4,288
SCANA Corp.	65	4,918
TECO Energy, Inc.	202	5,583
WEC Energy Group, Inc.	90	5,877

Total Multi-Utilities		59,164
Multiline Retail – 3.1%
Dollar General Corp.	91	8,554
Dollar Tree, Inc.*	97	9,141
Kohl’s Corp.	134	5,081
Macy’s, Inc.	160	5,378
Nordstrom, Inc.(a)	105	3,995
Target Corp.	119	8,309

Total Multiline Retail		40,458
Professional Services – 0.5%
Verisk Analytics, Inc.*	79	6,405
Real Estate Investment Trusts (REITs) – 9.2%
Alexandria Real Estate Equities, Inc.	23	2,381
American Campus Communities, Inc.	53	2,802
Apartment Investment & Management Co. Class A	63	2,782
AvalonBay Communities, Inc.	20	3,608
Boston Properties, Inc.	20	2,638
Brixmor Property Group, Inc.	118	3,122
Camden Property Trust	38	3,360
Crown Castle International Corp.	60	6,086
CubeSmart	106	3,273
DDR Corp.	167	3,029
Duke Realty Corp.	127	3,386
Equity LifeStyle Properties, Inc.	28	2,241
Equity Residential	46	3,169
Essex Property Trust, Inc.	14	3,193
Extra Space Storage, Inc.	47	4,349
Federal Realty Investment Trust	20	3,311
General Growth Properties, Inc.	125	3,728
HCP, Inc.	78	2,760
Host Hotels & Resorts, Inc.	128	2,075
Kilroy Realty Corp.	31	2,055
Kimco Realty Corp.	112	3,515
Macerich Co. (The)	62	5,294
Mid-America Apartment Communities, Inc.	40	4,256
National Retail Properties, Inc.	61	3,155
Omega Healthcare Investors, Inc.	74	2,512
Public Storage	20	$5,112
Realty Income Corp.	54	3,745
Regency Centers Corp.	38	3,182
Simon Property Group, Inc.	26	5,639
SL Green Realty Corp.	23	2,449
UDR, Inc.	86	3,175
Ventas, Inc.	61	4,442
VEREIT, Inc.	301	3,052
Vornado Realty Trust	24	2,403
Welltower, Inc.	47	3,580

Total Real Estate Investment Trusts (REITs)		118,859
Road & Rail – 2.5%
AMERCO	19	7,116
CSX Corp.	160	4,173
JB Hunt Transport Services, Inc.	35	2,833
Norfolk Southern Corp.	66	5,619
Old Dominion Freight Line, Inc.*	53	3,196
Union Pacific Corp.	113	9,859

Total Road & Rail		32,796
Semiconductors & Semiconductor Equipment – 0.3%
First Solar, Inc.*	75	3,636
Software – 1.0%
Intuit, Inc.	75	8,371
Workday, Inc. Class A*	66	4,928

Total Software		13,299
Specialty Retail – 7.3%
Advance Auto Parts, Inc.	42	6,788
AutoNation, Inc.*	74	3,477
AutoZone, Inc.*	10	7,938
Bed Bath & Beyond, Inc.	102	4,408
Best Buy Co., Inc.	216	6,610
CarMax, Inc.*	63	3,089
Home Depot, Inc. (The)	122	15,578
L Brands, Inc.	88	5,907
Lowe’s Cos., Inc.	117	9,263
O’Reilly Automotive, Inc.*	26	7,049
Ross Stores, Inc.	148	8,390
Tractor Supply Co.	64	5,836
Ulta Salon Cosmetics & Fragrance, Inc.*	38	9,258

Total Specialty Retail		93,591
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	62	6,601
Hanesbrands, Inc.	153	3,845
Under Armour, Inc. Class A*(a)	69	2,769
Under Armour, Inc. Class C*	69	2,529

Total Textiles, Apparel & Luxury Goods		15,744
Thrifts & Mortgage Finance – 0.3%
New York Community Bancorp, Inc.	236	3,538
Tobacco – 1.7%
Altria Group, Inc.	198	13,654
Reynolds American, Inc.	155	8,359

Total Tobacco		22,013

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	83

Schedule of Investments (concluded)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

June 30, 2016

Investments	Shares	Value
Trading Companies & Distributors – 0.8%
Fastenal Co.	87	$3,862
HD Supply Holdings, Inc.*	176	6,128

Total Trading Companies & Distributors		9,990
Water Utilities – 0.7%
American Water Works Co., Inc.	65	5,493
Aqua America, Inc.	106	3,780

Total Water Utilities		9,273
Wireless Telecommunication Services – 1.3%
Sprint Corp.*(a)	1,639	7,425
T-Mobile U.S., Inc.*	201	8,697

Total Wireless Telecommunication Services		16,122
TOTAL COMMON STOCKS (Cost: $1,237,965)		1,299,607
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
United States – 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $23,876)(c)	23,876	23,876
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $1,261,841)		1,323,483
Liabilities in Excess of Cash and Other Assets – (2.6)%		(34,165)

NET ASSETS – 100.0%		$1,289,318
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.

(c)

At June 30, 2016, the total market value of the Fund’s securities on loan was $29,592 and the total market value of the collateral held by the Fund was $30,630. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,754.

See Notes to Financial Statements.

84	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.0%
Boeing Co. (The)	59	$7,663
Honeywell International, Inc.	76	8,840
United Technologies Corp.	73	7,486

Total Aerospace & Defense		23,989
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	98	4,806
Airlines – 0.3%
United Continental Holdings, Inc.*	91	3,735
Auto Components – 2.1%
BorgWarner, Inc.	205	6,052
Goodyear Tire & Rubber Co. (The)	175	4,490
Johnson Controls, Inc.	187	8,277
Lear Corp.	59	6,004

Total Auto Components		24,823
Automobiles – 0.9%
Ford Motor Co.	587	7,378
Tesla Motors, Inc.*(a)	17	3,609

Total Automobiles		10,987
Banks – 0.9%
CIT Group, Inc.	97	3,095
Citigroup, Inc.	170	7,207

Total Banks		10,302
Beverages – 3.0%
Brown-Forman Corp. Class B	66	6,584
Coca-Cola Co. (The)	282	12,783
Molson Coors Brewing Co. Class B	46	4,652
PepsiCo, Inc.	117	12,395

Total Beverages		36,414
Biotechnology – 2.0%
AbbVie, Inc.	119	7,367
Alexion Pharmaceuticals, Inc.*	29	3,386
BioMarin Pharmaceutical, Inc.*	39	3,034
Celgene Corp.*	69	6,806
OPKO Health, Inc.*(a)	431	4,026

Total Biotechnology		24,619
Capital Markets – 1.9%
BlackRock, Inc.	22	7,536
Franklin Resources, Inc.	156	5,206
Goldman Sachs Group, Inc. (The)	37	5,497
Morgan Stanley	202	5,248

Total Capital Markets		23,487
Chemicals – 7.9%
Air Products & Chemicals, Inc.	54	7,670
Albemarle Corp.	107	8,486
Ashland, Inc.	36	4,132
Celanese Corp. Series A	62	4,058
Dow Chemical Co. (The)	173	8,600
E.I. du Pont de Nemours & Co.	82	5,314
Eastman Chemical Co.	79	5,364
Ecolab, Inc.	72	8,539
FMC Corp.	151	6,993
International Flavors & Fragrances, Inc.	34	4,286
Monsanto Co.	72	7,445
Mosaic Co. (The)	220	5,760
PPG Industries, Inc.	38	3,958
Praxair, Inc.	67	7,530
Valspar Corp. (The)	72	7,778

Total Chemicals		95,913
Communications Equipment – 1.6%
Cisco Systems, Inc.	305	8,751
F5 Networks, Inc.*	42	4,781
Juniper Networks, Inc.	137	3,081
Motorola Solutions, Inc.	43	2,837

Total Communications Equipment		19,450
Construction & Engineering – 0.5%
Fluor Corp.	117	5,766
Containers & Packaging – 1.9%
Avery Dennison Corp.	72	5,382
Ball Corp.	79	5,711
Crown Holdings, Inc.*	144	7,296
Sealed Air Corp.	110	5,057

Total Containers & Packaging		23,446
Diversified Financial Services – 1.5%
Intercontinental Exchange, Inc.	16	4,095
Moody’s Corp.	51	4,779
MSCI, Inc.	55	4,242
S&P Global, Inc.	51	5,470

Total Diversified Financial Services		18,586
Electrical Equipment – 1.5%
AMETEK, Inc.	91	4,207
Emerson Electric Co.	133	6,937
Rockwell Automation, Inc.	65	7,464

Total Electrical Equipment		18,608
Electronic Equipment, Instruments & Components – 2.4%
Amphenol Corp. Class A	92	5,274
Arrow Electronics, Inc.*	91	5,633
Avnet, Inc.	117	4,740
Corning, Inc.	243	4,976
Ingram Micro, Inc. Class A	128	4,452
Trimble Navigation Ltd.*	150	3,654

Total Electronic Equipment, Instruments & Components		28,729
Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	139	6,273
FMC Technologies, Inc.*	176	4,694
Halliburton Co.	146	6,612
National Oilwell Varco, Inc.	118	3,971

Total Energy Equipment & Services		21,550

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	85

Schedule of Investments (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

June 30, 2016

Investments	Shares	Value
Food Products – 2.6%
Archer-Daniels-Midland Co.	186	$7,978
Ingredion, Inc.	45	5,823
McCormick & Co., Inc. Non-Voting Shares	48	5,120
Mead Johnson Nutrition Co.	56	5,082
Mondelez International, Inc. Class A	163	7,418

Total Food Products		31,421
Health Care Equipment & Supplies – 4.8%
Abbott Laboratories	161	6,329
Baxter International, Inc.	100	4,522
Becton, Dickinson and Co.	29	4,918
Boston Scientific Corp.*	251	5,866
Cooper Cos., Inc. (The)	19	3,260
DENTSPLY SIRONA, Inc.	93	5,770
Edwards Lifesciences Corp.*	47	4,687
ResMed, Inc.	52	3,288
St. Jude Medical, Inc.	77	6,006
Teleflex, Inc.	31	5,497
Varian Medical Systems, Inc.*	46	3,782
Zimmer Biomet Holdings, Inc.	39	4,695

Total Health Care Equipment & Supplies		58,620
Health Care Technology – 0.3%
IMS Health Holdings, Inc.*	148	3,753
Hotels, Restaurants & Leisure – 2.3%
Interval Leisure Group, Inc.	27	429
Las Vegas Sands Corp.	105	4,567
McDonald’s Corp.	56	6,739
Starwood Hotels & Resorts Worldwide, Inc.	64	4,733
Wynn Resorts Ltd.(a)	63	5,710
Yum! Brands, Inc.	67	5,556

Total Hotels, Restaurants & Leisure		27,734
Household Durables – 1.0%
Harman International Industries, Inc.	70	5,027
Whirlpool Corp.	43	7,166

Total Household Durables		12,193
Household Products – 2.5%
Colgate-Palmolive Co.	116	8,491
Kimberly-Clark Corp.	59	8,112
Procter & Gamble Co. (The)	160	13,547

Total Household Products		30,150
Independent Power & Renewable Electricity Producers – 0.7%
AES Corp.	651	8,124
Industrial Conglomerates – 2.5%
3M Co.	56	9,807
Danaher Corp.	65	6,565
General Electric Co.	433	13,631

Total Industrial Conglomerates		30,003
Insurance – 1.5%
Aflac, Inc.	94	6,783
Marsh & McLennan Cos., Inc.	113	7,736
Reinsurance Group of America, Inc.	36	3,492

Total Insurance		18,011
Internet & Catalog Retail – 1.4%
Expedia, Inc.	46	4,890
Priceline Group, Inc. (The)*	5	6,242
TripAdvisor, Inc.*	83	5,337

Total Internet & Catalog Retail		16,469
Internet Software & Services – 1.9%
Alphabet, Inc. Class A*	12	8,442
eBay, Inc.*	136	3,184
Facebook, Inc. Class A*	96	10,971

Total Internet Software & Services		22,597
IT Services – 3.7%
Gartner, Inc.*	52	5,065
Global Payments, Inc.	74	5,282
International Business Machines Corp.	66	10,017
MasterCard, Inc. Class A	71	6,252
PayPal Holdings, Inc.*	103	3,761
Sabre Corp.	114	3,054
Visa, Inc. Class A	97	7,195
Western Union Co. (The)	218	4,181

Total IT Services		44,807
Leisure Products – 0.7%
Hasbro, Inc.	44	3,696
Mattel, Inc.	156	4,881

Total Leisure Products		8,577
Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	116	5,146
Illumina, Inc.*	22	3,088
Mettler-Toledo International, Inc.*	11	4,014
PerkinElmer, Inc.	78	4,089
Quintiles Transnational Holdings, Inc.*	45	2,939
Thermo Fisher Scientific, Inc.	41	6,058
Waters Corp.*	29	4,079

Total Life Sciences Tools & Services		29,413
Machinery – 6.3%
Caterpillar, Inc.	115	8,718
Cummins, Inc.	43	4,835
Deere & Co.	50	4,052
Flowserve Corp.	153	6,911
IDEX Corp.	91	7,471
Illinois Tool Works, Inc.	65	6,771
PACCAR, Inc.	105	5,446
Parker-Hannifin Corp.	62	6,699
Stanley Black & Decker, Inc.	56	6,228
WABCO Holdings, Inc.*	63	5,769
Wabtec Corp.	85	5,970
Xylem, Inc.	169	7,546

Total Machinery		76,416
Media – 1.4%
Discovery Communications, Inc. Class C*	123	2,933
Interpublic Group of Cos., Inc. (The)	261	6,029
Omnicom Group, Inc.	91	7,416

Total Media		16,378

See Notes to Financial Statements.

86	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (concluded)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

June 30, 2016

Investments	Shares	Value
Metals & Mining – 2.2%
Alcoa, Inc.	746	$6,915
Freeport-McMoRan, Inc.	776	8,645
Newmont Mining Corp.	277	10,836

Total Metals & Mining		26,396
Oil, Gas & Consumable Fuels – 4.6%
Apache Corp.	98	5,456
Chevron Corp.	123	12,894
ConocoPhillips	141	6,147
Exxon Mobil Corp.	212	19,873
Hess Corp.	88	5,289
Spectra Energy Corp.	176	6,447

Total Oil, Gas & Consumable Fuels		56,106
Personal Products – 0.5%
Estee Lauder Cos., Inc. (The) Class A	61	5,552
Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	113	8,311
Eli Lilly & Co.	87	6,851
Johnson & Johnson	148	17,952
Merck & Co., Inc.	190	10,946
Pfizer, Inc.	327	11,514
Zoetis, Inc.	87	4,129

Total Pharmaceuticals		59,703
Professional Services – 0.4%
ManpowerGroup, Inc.	75	4,825
Real Estate Investment Trusts (REITs) – 0.4%
Equinix, Inc.	11	4,265
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A*	198	5,243
Road & Rail – 0.3%
Kansas City Southern	45	4,054
Semiconductors & Semiconductor Equipment – 5.9%
Analog Devices, Inc.	61	3,455
Applied Materials, Inc.	230	5,513
Intel Corp.	241	7,905
KLA-Tencor Corp.	48	3,516
Lam Research Corp.	46	3,867
Linear Technology Corp.	97	4,513
Maxim Integrated Products, Inc.	119	4,247
Microchip Technology, Inc.	97	4,924
Micron Technology, Inc.*	309	4,252
NVIDIA Corp.	97	4,560
Qorvo, Inc.*	52	2,874
QUALCOMM, Inc.	157	8,410
Skyworks Solutions, Inc.	41	2,594
Texas Instruments, Inc.	87	5,451
Xilinx, Inc.	109	5,028

Total Semiconductors & Semiconductor Equipment		71,109
Software – 5.6%
Activision Blizzard, Inc.	103	4,082
Adobe Systems, Inc.*	46	4,406
ANSYS, Inc.*	57	5,173
Autodesk, Inc.*	69	3,736
Cadence Design Systems, Inc.*	142	3,451
Citrix Systems, Inc.*	55	4,405
Electronic Arts, Inc.*	51	3,864
Microsoft Corp.	302	15,453
Oracle Corp.	205	8,391
Red Hat, Inc.*	51	3,703
Symantec Corp.	227	4,662
Synopsys, Inc.*	66	3,569
VMware, Inc. Class A*(a)	61	3,490

Total Software		68,385
Specialty Retail – 0.2%
Tiffany & Co.	49	2,971
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	198	18,929
EMC Corp.	298	8,096
HP, Inc.	502	6,300
NetApp, Inc.	230	5,656
Western Digital Corp.	122	5,766

Total Technology Hardware, Storage & Peripherals		44,747
Textiles, Apparel & Luxury Goods – 1.1%
Coach, Inc.	93	3,789
NIKE, Inc. Class B	98	5,409
PVH Corp.	47	4,429

Total Textiles, Apparel & Luxury Goods		13,627
Tobacco – 1.1%
Philip Morris International, Inc.	127	12,918
TOTAL COMMON STOCKS (Cost: $1,218,821)		1,209,777
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $15,797)(c)	15,797	15,797
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $1,234,618)		1,225,574
Liabilities in Excess of Cash and Other Assets – (1.2)%		(14,089)

NET ASSETS – 100.0%		$1,211,485
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.

(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $15,389 and the total market value of the collateral held by the Fund was $15,797.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	87

Schedule of Investments

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

June 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 98.8%
United States – 98.8%
21st Century Fox America, Inc. 5.40%, 10/1/43	$75,000	$87,446
ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	65,687
AbbVie, Inc. 1.75%, 11/6/17	141,000	141,879
Aetna, Inc. 3.20%, 6/15/26	69,000	71,137
American International Group, Inc. 4.50%, 7/16/44	43,000	41,763
Amgen, Inc. 5.15%, 11/15/41	61,000	69,676
Apple, Inc.
2.25%, 2/23/21	51,000	52,507
3.85%, 5/4/43	69,000	69,451
AT&T, Inc. 6.50%, 9/1/37	107,000	132,602
Bank of America Corp. 5.00%, 1/21/44	108,000	125,416
Bear Stearns Cos. LLC (The) 6.40%, 10/2/17	147,000	156,207
Becton Dickinson and Co. 1.80%, 12/15/17	161,000	162,374
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	73,000	97,106
Berkshire Hathaway Finance Corp. 5.40%, 5/15/18	79,000	85,466
Caterpillar, Inc. 3.80%, 8/15/42	65,000	66,398
Celgene Corp. 2.88%, 8/15/20	74,000	76,600
Chevron Corp. 2.36%, 12/5/22	124,000	125,972
Citigroup, Inc.
2.05%, 12/7/18	91,000	91,777
5.50%, 9/13/25	134,000	150,481
Comcast Corp. 4.65%, 7/15/42	70,000	80,517
ConocoPhillips 6.50%, 2/1/39	51,000	66,021
CVS Health Corp. 4.88%, 7/20/35	60,000	71,863
Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	161,458
EI du Pont de Nemours & Co. 2.80%, 2/15/23	88,000	90,395
EMC Corp. 1.88%, 6/1/18	64,000	62,742
Halliburton Co. 3.50%, 8/1/23	141,000	146,476
Home Depot, Inc. (The) 2.25%, 9/10/18	158,000	162,750
HSBC USA, Inc. 1.63%, 1/16/18	114,000	113,822
International Business Machines Corp. 4.00%, 6/20/42	64,000	67,947
JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	59,766
Lockheed Martin Corp. 4.07%, 12/15/42	66,000	70,552
McKesson Corp. 3.80%, 3/15/24	113,000	122,544
Morgan Stanley 4.88%, 11/1/22	148,000	162,290
Mylan N.V. 3.95%, 6/15/26(a)	30,000	30,422
Northrop Grumman Corp. 3.25%, 8/1/23	84,000	90,282
Occidental Petroleum Corp. 4.10%, 2/1/21, Series 1	114,000	124,866
Oracle Corp. 4.30%, 7/8/34	71,000	75,651
Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	90,869
Pfizer, Inc. 2.10%, 5/15/19	124,000	126,992
Philip Morris International, Inc. 5.65%, 5/16/18	104,000	113,008
Synchrony Financial 2.70%, 2/3/20	110,000	110,392
Time Warner, Inc.
4.88%, 3/15/20	76,000	84,493
3.60%, 7/15/25	157,000	166,442
Tyson Foods, Inc. 3.95%, 8/15/24	89,000	96,234
United Technologies Corp. 4.50%, 6/1/42	61,000	70,032
Verizon Communications, Inc.
4.15%, 3/15/24	100,000	110,495
4.40%, 11/1/34	156,000	161,357
Wachovia Corp. 5.75%, 2/1/18	150,000	160,571
Wal-Mart Stores, Inc. 5.25%, 9/1/35	66,000	86,867
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $4,938,847)		5,008,061
Cash and Other Assets in Excess of Liabilities – 1.2%		60,948

NET ASSETS – 100.0%		$5,069,009
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

88	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

June 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 97.0%
United States – 97.0%
ADT Corp. (The) 4.13%, 6/15/23	$124,000	$116,715
AECOM 5.75%, 10/15/22	63,000	64,575
Alcoa, Inc. 6.15%, 8/15/20	145,000	157,506
AmeriGas Finance LLC 7.00%, 5/20/22	142,000	150,608
Ashland, Inc. 4.75%, 8/15/22	89,000	88,889
Cablevision Systems Corp. 7.75%, 4/15/18	138,000	148,091
California Resources Corp. 6.00%, 11/15/24	214,000	105,395
Calpine Corp. 5.75%, 1/15/25	113,000	110,316
CCO Holdings LLC 5.25%, 3/15/21	134,000	139,261
Centene Corp. 5.63%, 2/15/21(a)	146,000	152,570
CenturyLink, Inc.
5.80%, 3/15/22, Series T	73,000	71,152
6.75%, 12/1/23, Series W	143,000	141,034
CommScope Technologies Finance LLC 6.00%, 6/15/25(a)	65,000	66,950
Community Health Systems, Inc.
5.13%, 8/15/18	151,000	153,360
7.13%, 7/15/20	78,000	72,703
Cott Beverages, Inc. 6.75%, 1/1/20	59,000	61,729
DaVita HealthCare Partners, Inc. 5.75%, 8/15/22	125,000	131,250
DISH DBS Corp.
7.88%, 9/1/19	105,000	116,025
5.00%, 3/15/23	76,000	69,350
DPL, Inc. 7.25%, 10/15/21	100,000	96,500
First Data Corp. 7.00%, 12/1/23(a)	146,000	148,372
Frontier Communications Corp. 6.88%, 1/15/25	146,000	123,096
Gray Television, Inc. 7.50%, 10/1/20	86,000	90,085
HCA, Inc. 4.75%, 5/1/23	147,000	151,042
HRG Group, Inc. 7.75%, 1/15/22	96,000	95,939
Iron Mountain, Inc. 6.00%, 8/15/23	62,000	65,565
Kindred Healthcare, Inc. 8.75%, 1/15/23	76,000	75,288
KLX, Inc. 5.88%, 12/1/22(a)	72,000	70,920
L Brands, Inc. 6.63%, 4/1/21	$136,000	$153,680
MGM Resorts International 7.75%, 3/15/22	137,000	155,324
Micron Technology, Inc. 5.25%, 8/1/23(a)	98,000	84,035
Navient Corp. 6.13%, 3/25/24	122,000	107,665
Nielsen Finance LLC 5.00%, 4/15/22(a)	120,000	122,850
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	69,000	67,534
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	83,000	73,040
Post Holdings, Inc. 6.00%, 12/15/22(a)	105,000	108,019
Regal Entertainment Group 5.75%, 3/15/22	105,000	107,887
Rite Aid Corp. 6.75%, 6/15/21	75,000	78,951
Scientific Games International, Inc. 10.00%, 12/1/22	106,000	86,655
Springleaf Finance Corp. 7.75%, 10/1/21	60,000	57,975
Sprint Corp. 7.63%, 2/15/25	111,000	88,384
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	92,449
6.63%, 4/1/23	69,000	73,356
TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	69,000	73,485
Vulcan Materials Co. 7.50%, 6/15/21	76,000	91,679
Western Digital Corp. 10.50%, 4/1/24(a)	120,000	128,700
Windstream Services LLC 7.75%, 10/1/21	110,000	104,225
TOTAL INVESTMENTS IN SECURITIES – 97.0% (Cost: $4,850,516)		4,890,179
Cash and Other Assets in Excess of Liabilities – 3.0%		150,788

NET ASSETS – 100.0%		$5,040,967
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	89

Schedule of Investments

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

June 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 99.0%
United States – 99.0%
Abbott Laboratories 2.00%, 3/15/20	$60,000	$60,871
AbbVie, Inc. 1.75%, 11/6/17	300,000	301,871
Altria Group, Inc. 9.25%, 8/6/19	83,000	102,396
American Express Credit Corp.
2.38%, 3/24/17	114,000	115,126
1.13%, 6/5/17	146,000	146,000
American International Group, Inc. 3.30%, 3/1/21	86,000	88,941
Apple, Inc. 2.25%, 2/23/21	63,000	64,861
AT&T, Inc.
5.50%, 2/1/18	149,000	158,650
2.30%, 3/11/19	59,000	60,295
Bank of America Corp.
6.88%, 4/25/18	96,000	104,853
7.63%, 6/1/19	115,000	133,193
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	89,000	90,460
Celgene Corp. 2.30%, 8/15/18	73,000	74,377
Chevron Corp.
1.35%, 11/15/17	79,000	79,428
1.96%, 3/3/20	71,000	71,946
Cisco Systems, Inc. 2.13%, 3/1/19	62,000	63,703
Citigroup, Inc.
1.75%, 5/1/18	107,000	107,518
2.05%, 12/7/18	61,000	61,521
2.65%, 10/26/20	72,000	73,343
ConocoPhillips 5.75%, 2/1/19	92,000	101,276
Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	75,873
CVS Health Corp. 2.80%, 7/20/20	120,000	125,069
Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	86,514
EI du Pont de Nemours & Co. 6.00%, 7/15/18	94,000	103,012
EMC Corp. 1.88%, 6/1/18	86,000	84,310
Exxon Mobil Corp. 1.82%, 3/15/19	62,000	63,201
Fidelity National Information Services, Inc. 3.63%, 10/15/20	69,000	73,012
General Mills, Inc. 5.65%, 2/15/19	67,000	74,516
HSBC USA, Inc. 1.63%, 1/16/18	161,000	160,749
International Business Machines Corp. 5.70%, 9/14/17	151,000	159,542
JPMorgan Chase & Co.
1.70%, 3/1/18, Series H	93,000	93,537
2.75%, 6/23/20	69,000	71,139
4.40%, 7/22/20	71,000	77,524
Kraft Heinz Foods Co. 6.13%, 8/23/18	81,000	88,875
Lockheed Martin Corp. 2.50%, 11/23/20	155,000	160,102
McKesson Corp. 2.28%, 3/15/19	115,000	117,658
Medco Health Solutions, Inc. 7.13%, 3/15/18	49,000	53,518
PepsiCo, Inc. 7.90%, 11/1/18	48,000	55,535
Reynolds American, Inc. 2.30%, 6/12/18	98,000	99,619
Stryker Corp. 1.30%, 4/1/18	144,000	144,097
SunTrust Banks, Inc. 2.35%, 11/1/18	98,000	99,581
Synchrony Financial 2.70%, 2/3/20	95,000	95,339
Time Warner, Inc. 4.88%, 3/15/20	16,000	17,788
United Technologies Corp. 6.13%, 2/1/19	142,000	159,706
UnitedHealth Group, Inc. 1.90%, 7/16/18	79,000	80,386
Verizon Communications, Inc. 4.50%, 9/15/20	135,000	149,989
Wachovia Corp. 5.75%, 6/15/17	102,000	106,403
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	100,299
Wells Fargo & Co. 1.40%, 9/8/17	132,000	132,429
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $4,951,015)		4,969,951
Cash and Other Assets in Excess of Liabilities – 1.0%		49,959

NET ASSETS – 100.0%		$5,019,910

See Notes to Financial Statements.

90	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

June 30, 2016

Investments	Principal Amount	Value
CORPORATE BONDS – 96.2%
United States – 96.2%
ACCO Brands Corp. 6.75%, 4/30/20	$101,000	$107,439
Alcoa, Inc. 6.15%, 8/15/20	141,000	153,161
Ashland, Inc. 3.88%, 4/15/18	62,000	63,472
Cablevision Systems Corp.
8.63%, 9/15/17	41,000	43,358
8.00%, 4/15/20	69,000	70,933
Case New Holland Industrial, Inc. 7.88%, 12/1/17	79,000	85,320
Centene Corp. 5.63%, 2/15/21(a)	143,000	149,435
CenturyLink, Inc. 5.63%, 4/1/20, Series V	97,000	101,001
Cenveo Corp. 6.00%, 8/1/19(a)	59,000	49,265
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series B	23,000	22,000
Cliffs Natural Resources, Inc. 8.25%, 3/31/20(a)	120,000	120,600
CNH Industrial Capital LLC 3.38%, 7/15/19	153,000	150,322
Community Health Systems, Inc.
5.13%, 8/15/18	103,000	104,610
8.00%, 11/15/19	65,000	63,944
7.13%, 7/15/20	77,000	71,771
Cott Beverages, Inc. 6.75%, 1/1/20	114,000	119,272
CSC Holdings LLC 8.63%, 2/15/19	50,000	55,281
DCP Midstream Operating L.P. 2.50%, 12/1/17	154,000	150,920
DISH DBS Corp.
4.25%, 4/1/18	126,000	128,835
7.88%, 9/1/19	77,000	85,085
Eagle Spinco, Inc. 4.63%, 2/15/21	55,000	56,513
Frontier Communications Corp.
8.50%, 4/15/20	62,000	66,030
8.88%, 9/15/20	142,000	152,117
GLP Capital L.P. 4.38%, 11/1/18	139,000	143,344
Gray Television, Inc. 7.50%, 10/1/20	144,000	150,840
Harsco Corp. 5.75%, 5/15/18	137,000	129,807
HCA, Inc. 8.00%, 10/1/18	134,000	149,745
HRG Group, Inc. 7.88%, 7/15/19	140,000	147,175
Huntsman International LLC 4.88%, 11/15/20	92,000	92,920
iHeartCommunications, Inc. 10.00%, 1/15/18	200,000	104,000
Iron Mountain, Inc. 6.00%, 10/1/20(a)	43,000	45,096
KCG Holdings, Inc. 6.88%, 3/15/20(a)	100,000	90,750
MGM Resorts International
8.63%, 2/1/19	69,000	77,832
6.75%, 10/1/20	112,000	122,920
Michaels Stores, Inc. 5.88%, 12/15/20(a)	122,000	126,727
Nationstar Mortgage LLC 6.50%, 8/1/18	154,000	149,572
Navient Corp.
4.88%, 6/17/19	47,000	45,473
8.00%, 3/25/20	145,000	148,535
Nielsen Finance LLC 4.50%, 10/1/20	33,000	33,743
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	73,000	71,449
SBA Telecommunications, Inc. 5.75%, 7/15/20	65,000	67,112
Six Flags Entertainment Corp. 5.25%, 1/15/21(a)	85,000	88,081
Springleaf Finance Corp. 5.25%, 12/15/19	96,000	89,760
Sprint Communications, Inc.
9.00%, 11/15/18(a)	137,000	146,419
7.00%, 8/15/20	72,000	64,440
T-Mobile USA, Inc. 6.54%, 4/28/20	145,000	149,533
TransDigm, Inc. 5.50%, 10/15/20	148,000	151,330
Vector Group Ltd. 7.75%, 2/15/21	79,000	82,654
TOTAL INVESTMENTS IN SECURITIES – 96.2% (Cost: $4,809,766)		4,839,941
Cash and Other Assets in Excess of Liabilities – 3.8%		191,694

NET ASSETS – 100.0%		$5,031,635
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	91

Schedule of Investments

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.6%
Boeing Co. (The)	480	$62,337
Lockheed Martin Corp.	875	217,149

Total Aerospace & Defense		279,486
Air Freight & Logistics – 4.6%
C.H. Robinson Worldwide, Inc.	3,411	253,267
Expeditors International of Washington, Inc.	2,763	135,497
United Parcel Service, Inc. Class B	1,068	115,045

Total Air Freight & Logistics		503,809
Automobiles – 1.7%
Ford Motor Co.	6,852	86,130
Harley-Davidson, Inc.	2,301	104,235

Total Automobiles		190,365
Banks – 2.0%
Fifth Third Bancorp	5,372	94,493
JPMorgan Chase & Co.	2,021	125,585

Total Banks		220,078
Beverages – 0.8%
Brown-Forman Corp. Class B	907	90,482
Biotechnology – 0.4%
Amgen, Inc.	301	45,797
Chemicals – 1.0%
Westlake Chemical Corp.	2,413	103,566
Communications Equipment – 3.6%
Arista Networks, Inc.*	1,508	97,085
Brocade Communications Systems, Inc.	12,790	117,412
Cisco Systems, Inc.	3,502	100,473
Juniper Networks, Inc.	3,457	77,748

Total Communications Equipment		392,718
Consumer Finance – 2.9%
Navient Corp.	8,759	104,670
Santander Consumer USA Holdings, Inc.*	9,335	96,430
SLM Corp.*	18,754	115,900

Total Consumer Finance		317,000
Containers & Packaging – 1.1%
Packaging Corp. of America	1,732	115,923
Diversified Consumer Services – 1.1%
H&R Block, Inc.	5,211	119,853
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	3,870	167,223
CenturyLink, Inc.	950	27,560
Verizon Communications, Inc.	1,779	99,339

Total Diversified Telecommunication Services		294,122
Electrical Equipment – 1.3%
Emerson Electric Co.	1,469	76,623
Rockwell Automation, Inc.	580	66,596

Total Electrical Equipment		143,219
Food Products – 2.8%
Cal-Maine Foods, Inc.	1,386	61,427
Lancaster Colony Corp.	673	85,882
Mead Johnson Nutrition Co.	793	71,965
Sanderson Farms, Inc.	1,033	89,499

Total Food Products		308,773
Gas Utilities – 2.1%
UGI Corp.	5,173	234,078
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	1,093	42,966
Alere, Inc.*	4,541	189,269
St. Jude Medical, Inc.	960	74,880

Total Health Care Equipment & Supplies		307,115
Health Care Providers & Services – 7.7%
HCA Holdings, Inc.*	2,038	156,946
HealthSouth Corp.	4,299	166,887
MEDNAX, Inc.*	3,588	259,879
Quest Diagnostics, Inc.	1,447	117,800
Universal Health Services, Inc. Class B	539	72,280
VCA, Inc.*	1,011	68,354

Total Health Care Providers & Services		842,146
Health Care Technology – 0.8%
IMS Health Holdings, Inc.*	3,599	91,271
Hotels, Restaurants & Leisure – 1.9%
Six Flags Entertainment Corp.	1,738	100,717
Wyndham Worldwide Corp.	1,459	103,925

Total Hotels, Restaurants & Leisure		204,642
Household Durables – 0.6%
Tupperware Brands Corp.	1,088	61,233
Household Products – 3.5%
Clorox Co. (The)	1,936	267,923
Colgate-Palmolive Co.	1,591	116,461

Total Household Products		384,384
Independent Power & Renewable Electricity Producers – 0.9%
AES Corp.	7,787	97,182
Industrial Conglomerates – 1.0%
3M Co.	621	108,749
Insurance – 4.0%
AmTrust Financial Services, Inc.	2,720	66,640
Hartford Financial Services Group, Inc. (The)	3,055	135,581
Principal Financial Group, Inc.	1,775	72,970
Prudential Financial, Inc.	1,078	76,905
Unum Group	2,817	89,552

Total Insurance		441,648
Internet & Catalog Retail – 0.8%
HSN, Inc.	1,815	88,808
Internet Software & Services – 0.9%
eBay, Inc.*	4,346	101,740
IT Services – 2.7%
Paychex, Inc.	2,240	133,280
Sabre Corp.	3,216	86,157
Western Union Co. (The)	3,991	76,547

Total IT Services		295,984

See Notes to Financial Statements.

92	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2016

Investments	Shares	Value
Life Sciences Tools & Services – 0.7%
Charles River Laboratories International, Inc.*	876	$72,217
Machinery – 0.7%
Proto Labs, Inc.*	1,351	77,764
Media – 3.0%
Omnicom Group, Inc.	1,574	128,265
Scripps Networks Interactive, Inc. Class A	1,314	81,823
Sinclair Broadcast Group, Inc. Class A	1,625	48,523
Viacom, Inc. Class B	1,547	64,154

Total Media		322,765
Multiline Retail – 1.1%
Nordstrom, Inc.	3,230	122,901
Oil, Gas & Consumable Fuels – 6.9%
CVR Energy, Inc.	2,695	41,773
Marathon Petroleum Corp.	1,829	69,429
ONEOK, Inc.	1,812	85,979
Spectra Energy Corp.	9,213	337,472
Tesoro Corp.	764	57,239
Valero Energy Corp.	1,884	96,084
Western Refining, Inc.	3,121	64,386

Total Oil, Gas & Consumable Fuels		752,362
Personal Products – 0.6%
Nu Skin Enterprises, Inc. Class A	1,332	61,525
Pharmaceuticals – 0.5%
Catalent, Inc.*	2,548	58,579
Professional Services – 0.5%
Robert Half International, Inc.	1,482	56,553
Real Estate Investment Trusts (REITs) – 7.5%
Duke Realty Corp.	6,525	173,957
Forest City Realty Trust, Inc. Class A	5,508	122,883
Kimco Realty Corp.	8,448	265,098
Lamar Advertising Co. Class A	2,259	149,772
Sunstone Hotel Investors, Inc.	8,940	107,906

Total Real Estate Investment Trusts (REITs)		819,616
Semiconductors & Semiconductor Equipment – 7.7%
Cirrus Logic, Inc.*	9,600	372,384
Integrated Device Technology, Inc.*	3,489	70,234
KLA-Tencor Corp.	1,141	83,578
Lam Research Corp.	1,022	85,909
Skyworks Solutions, Inc.	1,296	82,011
Synaptics, Inc.*	1,076	57,835
Teradyne, Inc.	4,356	85,770

Total Semiconductors & Semiconductor Equipment		837,721
Software – 4.9%
Adobe Systems, Inc.*	1,074	102,879
Cadence Design Systems, Inc.*	4,974	120,868
Manhattan Associates, Inc.*	1,540	98,760
MicroStrategy, Inc. Class A*	523	91,535
Paycom Software, Inc.*	2,670	115,371

Total Software		529,413
Specialty Retail – 2.9%
American Eagle Outfitters, Inc.	4,472	71,239
Gap, Inc. (The)	3,797	80,572
Home Depot, Inc. (The)	1,329	169,700

Total Specialty Retail		321,511
Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	827	79,061
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.*	6,385	37,991
Radian Group, Inc.	5,810	60,540

Total Thrifts & Mortgage Finance		98,531
Tobacco – 2.0%
Altria Group, Inc.	1,807	124,611
Philip Morris International, Inc.	924	93,989

Total Tobacco		218,600
Trading Companies & Distributors – 0.8%
Fastenal Co.	1,870	83,009
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $10,697,092)		10,896,299
Cash and Other Assets in Excess of Liabilities – 0.3%		30,838

NET ASSETS – 100.0%		$10,927,137
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	93

Schedule of Investments (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
TOTAL RETURN SWAPS – SHORT EXPOSURE TO REFERENCE ENTITY
Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Appreciation
Morgan Stanley & Co.	4/7/17	$2,750,534	1-Month LIBOR less 0.02%	S&P 500 Index	$5,589
Bank of America Merrill Lynch	4/7/17	930,094	1-Month LIBOR plus 0.02%	S&P 500 Index	1,895
Bank of America Merrill Lynch	5/5/17	918,170	1-Month LIBOR plus 0.10%	S&P 500 Index	1,930
Morgan Stanley & Co.	6/2/17	1,371,292	1-Month LIBOR	S&P 500 Index	2,787
Bank of America Merrill Lynch	6/7/17	2,269,475	1-Month LIBOR less 0.10%	S&P 500 Index	4,271
					$16,472

LIBOR – London Interbank Offered Rate

See Notes to Financial Statements.

94	WisdomTree Trust Annual Report June 30, 2016

Schedule of Investments

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.5%
Boeing Co. (The)	748	$97,143
Lockheed Martin Corp.	1,389	344,708

Total Aerospace & Defense		441,851
Air Freight & Logistics – 4.6%
C.H. Robinson Worldwide, Inc.	5,421	402,509
Expeditors International of Washington, Inc.	4,419	216,708
United Parcel Service, Inc. Class B	1,706	183,770

Total Air Freight & Logistics		802,987
Automobiles – 1.8%
Ford Motor Co.	11,328	142,393
Harley-Davidson, Inc.	3,706	167,882

Total Automobiles		310,275
Banks – 2.0%
Fifth Third Bancorp	8,663	152,382
JPMorgan Chase & Co.	3,247	201,769

Total Banks		354,151
Beverages – 0.8%
Brown-Forman Corp. Class B	1,443	143,954
Biotechnology – 0.4%
Amgen, Inc.	490	74,553
Chemicals – 1.0%
Westlake Chemical Corp.	3,923	168,375
Communications Equipment – 3.7%
Arista Networks, Inc.*	2,404	154,769
Brocade Communications Systems, Inc.	20,695	189,980
Cisco Systems, Inc.	5,607	160,865
Juniper Networks, Inc.	5,820	130,892

Total Communications Equipment		636,506
Consumer Finance – 2.9%
Navient Corp.	14,193	169,606
Santander Consumer USA Holdings, Inc.*	13,745	141,986
SLM Corp.*	30,127	186,185

Total Consumer Finance		497,777
Containers & Packaging – 1.1%
Packaging Corp. of America	2,733	182,920
Diversified Consumer Services – 1.1%
H&R Block, Inc.	8,368	192,464
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	6,202	267,988
CenturyLink, Inc.	1,314	38,119
Verizon Communications, Inc.	2,871	160,317

Total Diversified Telecommunication Services		466,424
Electrical Equipment – 1.4%
Emerson Electric Co.	2,459	128,261
Rockwell Automation, Inc.	940	107,931

Total Electrical Equipment		236,192
Food Products – 2.8%
Cal-Maine Foods, Inc.	2,080	92,186
Lancaster Colony Corp.	1,091	139,223
Mead Johnson Nutrition Co.	1,303	118,247
Sanderson Farms, Inc.	1,599	138,537

Total Food Products		488,193
Gas Utilities – 2.1%
UGI Corp.	8,220	371,955
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	1,550	60,930
Alere, Inc.*	7,257	302,472
St. Jude Medical, Inc.	1,542	120,276

Total Health Care Equipment & Supplies		483,678
Health Care Providers & Services – 7.8%
HCA Holdings, Inc.*	3,261	251,129
HealthSouth Corp.	6,883	267,198
MEDNAX, Inc.*	5,728	414,879
Quest Diagnostics, Inc.	2,305	187,650
Universal Health Services, Inc. Class B	868	116,399
VCA, Inc.*	1,623	109,731

Total Health Care Providers & Services		1,346,986
Health Care Technology – 0.9%
IMS Health Holdings, Inc.*	5,810	147,342
Hotels, Restaurants & Leisure – 1.9%
Six Flags Entertainment Corp.	2,790	161,681
Wyndham Worldwide Corp.	2,357	167,889

Total Hotels, Restaurants & Leisure		329,570
Household Durables – 0.6%
Tupperware Brands Corp.	1,749	98,434
Household Products – 3.5%
Clorox Co. (The)	3,081	426,379
Colgate-Palmolive Co.	2,533	185,416

Total Household Products		611,795
Independent Power & Renewable Electricity Producers – 0.9%
AES Corp.	12,497	155,962
Industrial Conglomerates – 1.0%
3M Co.	981	171,793
Insurance – 4.0%
AmTrust Financial Services, Inc.	4,374	107,163
Hartford Financial Services Group, Inc. (The)	4,765	211,471
Principal Financial Group, Inc.	2,878	118,315
Prudential Financial, Inc.	1,742	124,274
Unum Group	4,431	140,861

Total Insurance		702,084
Internet & Catalog Retail – 0.8%
HSN, Inc.	2,956	144,637
Internet Software & Services – 0.9%
eBay, Inc.*	6,759	158,228

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	95

Schedule of Investments (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

June 30, 2016

Investments	Shares	Value
IT Services – 2.7%
Paychex, Inc.	3,553	$211,403
Sabre Corp.	5,191	139,067
Western Union Co. (The)	6,415	123,040

Total IT Services		473,510
Life Sciences Tools & Services – 0.7%
Charles River Laboratories International, Inc.*	1,402	115,581
Machinery – 0.7%
Proto Labs, Inc.*	2,003	115,293
Media – 3.0%
Omnicom Group, Inc.	2,514	204,866
Scripps Networks Interactive, Inc. Class A	2,117	131,825
Sinclair Broadcast Group, Inc. Class A	2,595	77,487
Viacom, Inc. Class B	2,521	104,546

Total Media		518,724
Multiline Retail – 1.0%
Nordstrom, Inc.	4,714	179,368
Oil, Gas & Consumable Fuels – 6.9%
CVR Energy, Inc.	3,807	59,008
Marathon Petroleum Corp.	3,367	127,811
ONEOK, Inc.	2,922	138,649
Spectra Energy Corp.	14,787	541,648
Tesoro Corp.	1,143	85,634
Valero Energy Corp.	2,963	151,113
Western Refining, Inc.	4,562	94,114

Total Oil, Gas & Consumable Fuels		1,197,977
Personal Products – 0.6%
Nu Skin Enterprises, Inc. Class A	2,168	100,140
Pharmaceuticals – 0.5%
Catalent, Inc.*	3,679	84,580
Professional Services – 0.5%
Robert Half International, Inc.	2,311	88,188
Real Estate Investment Trusts (REITs) – 7.5%
Duke Realty Corp.	10,384	276,837
Forest City Realty Trust, Inc. Class A	8,856	197,577
Kimco Realty Corp.	13,426	421,308
Lamar Advertising Co. Class A	3,574	236,956
Sunstone Hotel Investors, Inc.	13,964	168,546

Total Real Estate Investment Trusts (REITs)		1,301,224
Semiconductors & Semiconductor Equipment – 7.6%
Cirrus Logic, Inc.*	15,304	593,642
Integrated Device Technology, Inc.*	5,718	115,104
KLA-Tencor Corp.	1,821	133,388
Lam Research Corp.	1,650	138,699
Skyworks Solutions, Inc.	2,040	129,091
Synaptics, Inc.*	1,374	73,853
Teradyne, Inc.	7,122	140,232

Total Semiconductors & Semiconductor Equipment		1,324,009
Software – 4.9%
Adobe Systems, Inc.*	1,714	164,184
Cadence Design Systems, Inc.*	7,913	192,286
Manhattan Associates, Inc.*	2,458	157,632
MicroStrategy, Inc. Class A*	818	143,166
Paycom Software, Inc.*	4,266	184,334

Total Software		841,602
Specialty Retail – 2.9%
American Eagle Outfitters, Inc.	7,524	119,857
Gap, Inc. (The)	5,679	120,509
Home Depot, Inc. (The)	2,090	266,872

Total Specialty Retail		507,238
Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	1,311	125,332
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.*	10,743	63,921
Radian Group, Inc.	9,533	99,334

Total Thrifts & Mortgage Finance		163,255
Tobacco – 2.0%
Altria Group, Inc.	2,873	198,122
Philip Morris International, Inc.	1,478	150,342

Total Tobacco		348,464
Trading Companies & Distributors – 0.8%
Fastenal Co.	3,024	134,235
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $17,116,472)		17,337,806
Cash and Other Assets in Excess of Liabilities – 0.1%		20,511

NET ASSETS – 100.0%		$17,358,317
*	Non-income producing security.

See Notes to Financial Statements.

96	WisdomTree Trust Annual Report June 30, 2016

Statements of Assets and Liabilities

WisdomTree Trust

June 30, 2016

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund	WisdomTree Emerging Markets Dividend Fund
ASSETS:

Investments, at cost	$4,620,017	$250,645,080	$2,379,362	$4,390,113	$2,451,364

Foreign currency, at cost	6,286	366,981	5,265	25,944	7,514
Investments in securities, at value[1] (Note 2)	4,636,583	241,810,026	2,384,692	4,476,911	2,538,655

Cash	6	175,073	169	1,074	761

Foreign currency, at value	6,274	364,796	5,264	26,021	7,519

Unrealized appreciation on foreign currency contracts	8,112	4,009,795	31,126	348	—

Receivables:

Investment securities sold	7,057	239,195	5,270	148,912	842

Capital shares sold	—	4,851,945	—	—	—

Dividends and interest	3,737	654,118	4,354	8,825	22,718

Foreign tax reclaims	5,492	119,134	1,030	3,734	370
Total Assets	4,667,261	252,224,082	2,431,905	4,665,825	2,570,865
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,314	2,253,064	36,086	188,844	10

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	7,393	26,201	—

Investment securities purchased	9,482	6,096,389	—	—	7,258

Advisory fees (Note 3)	1,707	68,137	882	1,619	654

Service fees (Note 2)	16	857	9	17	9

Foreign capital gains tax	—	—	—	—	294
Total Liabilities	12,519	8,418,447	44,370	216,681	8,225
NET ASSETS	$4,654,742	$243,805,635	$2,387,535	$4,449,144	$2,562,640
NET ASSETS:

Paid-in capital	$4,636,302	$254,690,494	$2,486,735	$4,695,993	$2,461,927

Undistributed net investment income	32,869	502,119	7,692	11,043	21,255

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(37,672)	(4,280,913)	(107,182)	(156,660)	(7,558)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	23,243	(7,106,065)	290	(101,232)	87,016
NET ASSETS	$4,654,742	$243,805,635	$2,387,535	$4,449,144	$2,562,640
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,004	10,050,004	100,004	200,004	100,004
Net asset value per share	$23.27	$24.26	$23.87	$22.25	$25.63
[1] Includes market value of securities out on loan of:	—	—	$7,020	$25,056	—

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	97

Statements of Assets and Liabilities (continued)

WisdomTree Trust

June 30, 2016

	WisdomTree Europe Local Recovery Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree Strong Dollar U.S. Equity Fund
ASSETS:

Investments, at cost	$3,650,440	$—	$31,688,678	$6,965,096	$1,261,841

Investment in affiliates, at cost (Note 3)	—	30,307,348	—	—	—

Foreign currency, at cost	4,018	711	46,891	948	—

Investments in securities, at value[1] (Note 2)	3,120,282	—	36,623,910	7,184,700	1,323,483

Investment in affiliates, at value (Note 3)	—	35,194,942	—	—	—

Cash	4	34,727	27,564	4,928	1,085

Foreign currency, at value	3,995	723	47,169	973	—

Unrealized appreciation on foreign currency contracts	—	186,058	1	—	—

Receivables:

Investment securities sold	—	329,811	—	—	—

Dividends and interest	840	—	85,975	14,907	1,552

Foreign tax reclaims	4,642	—	4,592	—	—
Total Assets	3,129,763	35,746,261	36,789,211	7,205,508	1,326,120
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	544,570	221	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	—	46,548	23,876

Investment securities purchased	—	—	59,843	—	12,580

Advisory fees (Note 3)	1,349	—	12,944	3,355	341

Service fees (Note 2)	12	128	132	26	5
Total Liabilities	1,361	544,698	73,140	49,929	36,802
NET ASSETS	$3,128,402	$35,201,563	$36,716,071	$7,155,579	$1,289,318
NET ASSETS:

Paid-in capital	$3,715,306	$31,291,133	$31,833,728	$7,016,455	$1,248,278

Undistributed net investment income	4,571	7,284	107,044	22,320	3,879

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(61,237)	(625,948)	(159,520)	(102,911)	(24,481)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(530,238)	4,529,094	4,934,819	219,715	61,642
NET ASSETS	$3,128,402	$35,201,563	$36,716,071	$7,155,579	$1,289,318
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	150,004	1,700,005	1,400,004	300,004	50,000
Net asset value per share	$20.86	$20.71	$26.23	$23.85	$25.79
[1] Includes market value of securities out on loan of:	—	—	—	$43,449	$29,592

See Notes to Financial Statements.

98	WisdomTree Trust Annual Report June 30, 2016

Statements of Assets and Liabilities (continued)

WisdomTree Trust

June 30, 2016

	WisdomTree Weak Dollar U.S. Equity Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
ASSETS:

Investments, at cost	$1,234,618	$4,938,847	$4,850,516	$4,951,015	$4,809,766

Investments in securities, at value[1] (Note 2)	1,225,574	5,008,061	4,890,179	4,969,951	4,839,941

Cash	539	10,291	69,866	6,486	101,020

Receivables:

Dividends and interest	1,503	51,417	82,508	44,230	92,261
Total Assets	1,227,616	5,069,769	5,042,553	5,020,667	5,033,222
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	15,797	—	—	—	—

Advisory fees (Note 3)	330	742	1,568	739	1,569

Service fees (Note 2)	4	18	18	18	18
Total Liabilities	16,131	760	1,586	757	1,587
NET ASSETS	$1,211,485	$5,069,009	$5,040,967	$5,019,910	$5,031,635
NET ASSETS:

Paid-in capital	$1,252,519	$4,998,703	$4,998,967	$5,000,791	$4,999,958

Undistributed net investment income	2,106	1,230	2,337	1,001	1,502

Accumulated net realized loss on investments	(34,096)	(138)	—	(818)	—

Net unrealized appreciation (depreciation) on investments	(9,044)	69,214	39,663	18,936	30,175
NET ASSETS	$1,211,485	$5,069,009	$5,040,967	$5,019,910	$5,031,635
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,000	100,002	100,002	100,002	100,002
Net asset value per share	$24.23	$50.69	$50.41	$50.20	$50.32
[1] Includes market value of securities out on loan of:	$15,389	—	—	—	—

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	99

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

June 30, 2016

	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
ASSETS:

Investments, at cost	$10,697,092	$17,116,472
Investments in securities, at value	10,896,299	17,337,806

Cash	6,343	8,530

Unrealized appreciation on swap contracts	16,472	—

Receivables:

Investment securities sold	—	38,086

Dividends	12,353	19,278
Total Assets	10,931,467	17,403,700
LIABILITIES:

Payables:

Investment securities purchased	—	38,866

Advisory fees (Note 3)	4,291	6,458

Service fees (Note 2)	39	59
Total Liabilities	4,330	45,383
NET ASSETS	$10,927,137	$17,358,317
NET ASSETS:

Paid-in capital	$11,152,428	$17,111,859

Undistributed (Distributions in excess of) net investment income	(16,472)	236,356

Accumulated net realized loss on investments and swap contracts	(424,498)	(211,232)

Net unrealized appreciation on investments and swap contracts	215,679	221,334
NET ASSETS	$10,927,137	$17,358,317
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	450,004	650,004
Net asset value per share	$24.28	$26.70

See Notes to Financial Statements.

100	WisdomTree Trust Annual Report June 30, 2016

Statements of Operations

WisdomTree Trust

For the Periods Ended June 30, 2016

	WisdomTree Dynamic Currency Hedged Europe Equity Fund[1]	WisdomTree Dynamic Currency Hedged International Equity Fund[1]	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund[1]	WisdomTree Dynamic Currency Hedged Japan Equity Fund[1]	WisdomTree Emerging Markets Dividend Fund[2]
INVESTMENT INCOME:

Dividends[3]	$133,736	$3,231,330	$57,009	$58,522	$37,425

Securities lending income (Note 2)	899	21,926	184	46	—
Total investment income	134,635	3,253,256	57,193	58,568	37,425
EXPENSES:

Advisory fees (Note 3)	10,017	182,073	5,660	9,583	1,854

Service fees (Note 2)	92	2,003	52	88	26
Total expenses	10,109	184,076	5,712	9,671	1,880
Expense waivers (Note 3)	(1,043)	(22,759)	(590)	(998)	—
Net expenses	9,066	161,317	5,122	8,673	1,880
Net investment income	125,569	3,091,939	52,071	49,895	35,545
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(28,453)	(4,362,233)	(53,609)	(70,136)	(9,709)

Foreign currency contracts and foreign currency related transactions	11,083	244,251	(50,450)	(88,375)	362
Net realized loss	(17,370)	(4,117,982)	(104,059)	(158,511)	(9,347)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[4]	16,566	(8,835,054)	5,330	86,798	86,997

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,677	1,728,989	(5,040)	(188,030)	19
Net change in unrealized appreciation (depreciation)	23,243	(7,106,065)	290	(101,232)	87,016
Net realized and unrealized gain (loss) on investments	5,873	(11,224,047)	(103,769)	(259,743)	77,669
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,442	$(8,132,108)	$(51,698)	$(209,848)	$113,214
[1] For the period January 7, 2016 (commencement of operations) through June 30, 2016.
[2] For the period April 7, 2016 (commencement of operations) through June 30, 2016.
[3] Net of foreign withholding tax of:	$22,331	$344,894	$6,667	$6,531	$4,593
[4] Net of foreign capital gain taxes of:	—	—	—	—	$294

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	101

Statements of Operations (continued)

WisdomTree Trust

For the Periods Ended June 30, 2016

	WisdomTree Europe Local Recovery Fund[1]	WisdomTree Global Hedged SmallCap Dividend Fund[2]	WisdomTree Global SmallCap Dividend Fund[3]	WisdomTree Strong Dollar Emerging Markets Equity Fund[1]	WisdomTree Strong Dollar U.S. Equity Fund[4]
INVESTMENT INCOME:

Dividends[5]	$86,686	$—	$683,088	$46,335	$33,729

Dividends from affiliates (Note 3)	—	494,233	—	—	—

Securities lending income (Note 2)	2,052	—	—	289	68
Total investment income	88,738	494,233	683,088	46,624	33,797
EXPENSES:

Advisory fees (Note 3)	13,532	65,771	68,095	19,755	5,019

Service fees (Note 2)	103	673	697	150	67
Total expenses	13,635	66,444	68,792	19,905	5,086
Expense waivers (Note 3)	(2,333)	(65,771)	—	—	—
Net expenses	11,302	673	68,792	19,905	5,086
Net investment income	77,436	493,560	614,296	26,719	28,711
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(60,720)	—	(158,683)	(92,384)	(24,481)

Investment transactions in affiliates (Note 3)	—	58,285	—	—	—

In-kind redemptions	—	—	287,682	—	(32,769)

In-kind redemptions in affiliates (Note 3)	—	228,974	—	—	—

Foreign currency contracts and foreign currency related transactions	(297)	(711,317)	3,230	(12,858)	—
Net realized gain (loss)	(61,017)	(424,058)	132,229	(105,242)	(57,250)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(530,158)	4,887,594	4,935,232	219,604	61,642

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(80)	(358,500)	(413)	111	—
Net change in unrealized appreciation (depreciation)	(530,238)	4,529,094	4,934,819	219,715	61,642
Net realized and unrealized gain (loss) on investments	(591,255)	4,105,036	5,067,048	114,473	4,392
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(513,819)	$4,598,596	$5,681,344	$141,192	$33,103
[1] For the period October 29, 2015 (commencement of operations) through June 30, 2016.
[2] For the period November 19, 2015 (commencement of operations) through June 30, 2016.
[3] For the period November 12, 2015 (commencement of operations) through June 30, 2016.
[4] For the period July 21, 2015 (commencement of operations) through June 30, 2016.
[5] Net of foreign withholding tax of:	$15,961	—	$45,468	$6,270	—

See Notes to Financial Statements.

102	WisdomTree Trust Annual Report June 30, 2016

Statements of Operations (continued)

WisdomTree Trust

For the Periods Ended June 30, 2016

	WisdomTree Weak Dollar U.S. Equity Fund[1]	WisdomTree Fundamental U.S. Corporate Bond Fund[2]	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund[2]	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund[2]	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund[2]
INVESTMENT INCOME:

Dividends	$28,513	$—	$—	$—	$—

Interest	—	23,896	50,819	13,664	53,985

Securities lending income (Note 2)	69	—	—	—	—
Total investment income	28,582	23,896	50,819	13,664	53,985
EXPENSES:

Advisory fees (Note 3)	4,857	2,529	4,347	2,525	4,348

Service fees (Note 2)	65	40	40	40	40
Total expenses	4,922	2,569	4,387	2,565	4,388
Expense waivers (Note 3)	—	(903)	(906)	(902)	(906)
Net expenses	4,922	1,666	3,481	1,663	3,482
Net investment income	23,660	22,230	47,338	12,001	50,503
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(34,207)	(138)	—	(818)	—

In-kind redemptions	(20,268)	—	—	—	—
Net realized gain (loss)	(54,475)	(138)	—	(818)	—
Net change in unrealized appreciation (depreciation)	(9,044)	69,214	39,663	18,936	30,175
Net realized and unrealized gain (loss) on investments	(63,519)	69,076	39,663	18,118	30,175
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,859)	$91,306	$87,001	$30,119	$80,678
[1]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[2]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	103

Statements of Operations (concluded)

WisdomTree Trust

For the Periods Ended June 30, 2016

	WisdomTree Dynamic Bearish U.S. Equity Fund[1]	WisdomTree Dynamic Long/Short U.S. Equity Fund[1]
INVESTMENT INCOME:

Dividends	$49,267	$100,794

Interest	7,696	—
Total investment income	56,963	100,794
EXPENSES:

Advisory fees (Note 3)	27,816	23,340

Service fees (Note 2)	231	193
Total expenses	28,047	23,533
Expense waivers (Note 3)	(2,624)	(2,202)
Net expenses	25,423	21,331
Net investment income	31,540	79,463
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(3,714)	(73,286)

In-kind redemptions	7,830	22,377

Swap contracts	(1,578,839)	67,471
Net realized gain (loss)	(1,574,723)	16,562
Net change in unrealized appreciation from:

Investment transactions	199,207	221,334

Swap contracts	16,472	—
Net change in unrealized appreciation	215,679	221,334
Net realized and unrealized gain (loss) on investments	(1,359,044)	237,896
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,327,504)	$317,359
[1]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

See Notes to Financial Statements.

104	WisdomTree Trust Annual Report June 30, 2016

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund	WisdomTree Emerging Markets Dividend Fund
	For the Period January 7, 2016* through June 30, 2016	For the Period January 7, 2016* through June 30, 2016	For the Period January 7, 2016* through June 30, 2016	For the Period January 7, 2016* through June 30, 2016	For the Period April 7, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$125,569	$3,091,939	$52,071	$49,895	$35,545

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(17,370)	(4,117,982)	(104,059)	(158,511)	(9,347)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	23,243	(7,106,065)	290	(101,232)	87,016
Net increase (decrease) in net assets resulting from operations	131,442	(8,132,108)	(51,698)	(209,848)	113,214
DIVIDENDS:

Net investment income	(113,002)	(2,752,751)	(47,502)	(37,001)	(12,501)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,636,202	254,690,394	2,486,635	4,695,893	2,461,827
Net increase in net assets resulting from capital share transactions	4,636,202	254,690,394	2,486,635	4,695,893	2,461,827
Net Increase in Net Assets	4,654,642	243,805,535	2,387,435	4,449,044	2,562,540
NET ASSETS:

Beginning of period	$100	$100	$100	$100	$100

End of period	$4,654,742	$243,805,635	$2,387,535	$4,449,144	$2,562,640
Undistributed net investment income included in net assets at end of period	$32,869	$502,119	$7,692	$11,043	$21,255
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	4	4	4

Shares created	200,000	10,050,000	100,000	200,000	100,000

Shares redeemed	—	—	—	—	—
Shares outstanding, end of period	200,004	10,050,004	100,004	200,004	100,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	105

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Local Recovery Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree Strong Dollar U.S. Equity Fund
	For the Period October 29, 2015* through June 30, 2016	For the Period November 19, 2015* through June 30, 2016	For the Period November 12, 2015* through June 30, 2016	For the Period October 29, 2015* through June 30, 2016	For the Period July 21, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$77,436	$493,560	$614,296	$26,719	$28,711

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(61,017)	(424,058)	132,229	(105,242)	(57,250)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(530,238)	4,529,094	4,934,819	219,715	61,642
Net increase (decrease) in net assets resulting from operations	(513,819)	4,598,596	5,681,344	141,192	33,103
DIVIDENDS:

Net investment income	(73,190)	(459,192)	(511,968)	(2,068)	(24,832)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,715,311	33,057,923	34,057,555	7,016,355	2,499,007

Cost of shares redeemed	—	(1,995,864)	(2,510,960)	—	(1,218,060)
Net increase in net assets resulting from capital share transactions	3,715,311	31,062,059	31,546,595	7,016,355	1,280,947
Net Increase in Net Assets	3,128,302	35,201,463	36,715,971	7,155,479	1,289,218
NET ASSETS:

Beginning of period	$100	$100	$100	$100	$100

End of period	$3,128,402	$35,201,563	$36,716,071	$7,155,579	$1,289,318
Undistributed net investment income included in net assets at end of period	$4,571	$7,284	$107,044	$22,320	$3,879
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	5	4	4	4

Shares created	150,000	1,800,000	1,500,000	300,000	100,000

Shares redeemed	—	(100,000)	(100,000)	—	(50,004)
Shares outstanding, end of period	150,004	1,700,005	1,400,004	300,004	50,000
*	Commencement of operations.

See Notes to Financial Statements.

106	WisdomTree Trust Annual Report June 30, 2016

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Weak Dollar U.S. Equity Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
	For the Period July 21, 2015* through June 30, 2016	For the Period April 27, 2016* through June 30, 2016	For the Period April 27, 2016* through June 30, 2016	For the Period April 27, 2016* through June 30, 2016	For the Period April 27, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$23,660	$22,230	$47,338	$12,001	$50,503

Net realized loss on investments	(54,475)	(138)	—	(818)	—

Net change in unrealized appreciation (depreciation) on investments	(9,044)	69,214	39,663	18,936	30,175
Net increase (decrease) in net assets resulting from operations	(39,859)	91,306	87,001	30,119	80,678
DIVIDENDS:

Net investment income	(21,554)	(21,000)	(45,001)	(11,000)	(49,001)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,502,016	4,998,603	4,998,867	5,000,691	4,999,858

Cost of shares redeemed	(1,229,218)	—	—	—	—
Net increase in net assets resulting from capital share transactions	1,272,798	4,998,603	4,998,867	5,000,691	4,999,858
Net Increase in Net Assets	1,211,385	5,068,909	5,040,867	5,019,810	5,031,535
NET ASSETS:

Beginning of period	$100	$100	$100	$100	$100

End of period	$1,211,485	$5,069,009	$5,040,967	$5,019,910	$5,031,635
Undistributed net investment income included in net assets at end of period	$2,106	$1,230	$2,337	$1,001	$1,502
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	2	2	2	2

Shares created	100,000	100,000	100,000	100,000	100,000

Shares redeemed	(50,004)	—	—	—	—
Shares outstanding, end of period	50,000	100,002	100,002	100,002	100,002
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	107

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
	For the Period December 23, 2015* through June 30, 2016	For the Period December 23, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$31,540	$79,463

Net realized gain (loss) on investments and swap contracts	(1,574,723)	16,562

Net change in unrealized appreciation on investments and swap contracts	215,679	221,334
Net increase (decrease) in net assets resulting from operations	(1,327,504)	317,359
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(56,252)

Return of capital	(15,750)	—
Total dividends and distributions	(15,750)	(56,252)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	26,967,888	18,363,769

Cost of shares redeemed	(14,697,597)	(1,266,659)
Net increase in net assets resulting from capital share transactions	12,270,291	17,097,110
Net Increase in Net Assets	10,927,037	17,358,217
NET ASSETS:

Beginning of period	$100	$100

End of period	$10,927,137	$17,358,317
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(16,472)	$236,356
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4

Shares created	1,050,000	700,000

Shares redeemed	(600,000)	(50,000)
Shares outstanding, end of period	450,004	650,004
*	Commencement of operations.

See Notes to Financial Statements.

108	WisdomTree Trust Annual Report June 30, 2016

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Europe Equity Fund	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.25
Investment operations:
Net investment income[1]	0.70
Net realized and unrealized loss	(1.11)
Total from investment operations	(0.41)
Dividends to shareholders:
Net investment income	(0.57)
Net asset value, end of period	$23.27

TOTAL RETURN[2]	(1.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,655
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	6.02%[3]
Portfolio turnover rate[4]	25%

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.18
Investment operations:
Net investment income[1]	0.79
Net realized and unrealized loss	(0.35)
Total from investment operations	0.44
Dividends to shareholders:
Net investment income	(0.36)
Net asset value, end of period	$24.26

TOTAL RETURN[2]	1.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$243,806
Ratios to average net assets of:
Expenses, net of expense waivers	0.35%[3]
Expenses, prior to expense waivers	0.40%[3]
Net investment income	6.79%[3]
Portfolio turnover rate[4]	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	109

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.24
Investment operations:
Net investment income[1]	0.52
Net realized and unrealized loss	(0.41)
Total from investment operations	0.11
Dividends to shareholders:
Net investment income	(0.48)
Net asset value, end of period	$23.87

TOTAL RETURN[2]	0.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,388
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	4.42%[3]
Portfolio turnover rate[4]	50%

WisdomTree Dynamic Currency Hedged Japan Equity Fund	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.38
Investment operations:
Net investment income[1]	0.28
Net realized and unrealized loss	(2.22)
Total from investment operations	(1.94)
Dividends to shareholders:
Net investment income	(0.19)
Net asset value, end of period	$22.25

TOTAL RETURN[2]	(8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,449
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	2.50%[3]
Portfolio turnover rate[4]	22%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

110	WisdomTree Trust Annual Report June 30, 2016

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Dividend Fund	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.53
Investment operations:
Net investment income[1]	0.36
Net realized and unrealized gain	0.87
Total from investment operations	1.23
Dividends to shareholders:
Net investment income	(0.13)
Net asset value, end of period	$25.63

TOTAL RETURN[2]	5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,563
Ratios to average net assets of:
Expenses	0.32%[3]
Net investment income	6.14%[3]
Portfolio turnover rate[4]	4%

WisdomTree Europe Local Recovery Fund	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$24.70
Investment operations:
Net investment income[1]	0.52
Net realized and unrealized loss	(3.87)
Total from investment operations	(3.35)
Dividends to shareholders:
Net investment income	(0.49)
Net asset value, end of period	$20.86

TOTAL RETURN[2]	(13.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,128
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]
Expenses, prior to expense waivers	0.58%[3]
Net investment income	3.32%[3]
Portfolio turnover rate[4]	22%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for the WisdomTree Europe Local Recovery Fund (Note 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	111

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Hedged SmallCap Dividend Fund	For the Period November 19, 2015* through June 30, 2016
Net asset value, beginning of period	$20.23
Investment operations:
Net investment income[1]	0.39
Net realized and unrealized gain	0.45
Total from investment operations	0.84
Dividends to shareholders:
Net investment income	(0.36)
Net asset value, end of period	$20.71

TOTAL RETURN[2]	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,202
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.00%[4,5]
Expenses, prior to expense waivers	0.43%[4]
Net investment income	3.23%[4]
Portfolio turnover rate[6]	3%

WisdomTree Global SmallCap Dividend Fund	For the Period November 12, 2015* through June 30, 2016
Net asset value, beginning of period	$24.58
Investment operations:
Net investment income[1]	0.61
Net realized and unrealized gain	1.52
Total from investment operations	2.13
Dividends to shareholders:
Net investment income	(0.48)
Net asset value, end of period	$26.23

TOTAL RETURN[2]	8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,716
Ratios to average net assets of:
Expenses	0.43%[4]
Net investment income	3.88%[4]
Portfolio turnover rate[6]	8%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for the WisdomTree Global Hedged SmallCap Dividend Fund (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Amount represents less than 0.005%.

[6]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

112	WisdomTree Trust Annual Report June 30, 2016

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Strong Dollar Emerging Markets Equity Fund	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$24.58
Investment operations:
Net investment income[1]	0.12
Net realized and unrealized loss	(0.83)
Total from investment operations	(0.71)
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$23.85

TOTAL RETURN[2]	(2.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,156
Ratios to average net assets of:
Expenses	0.58%[3]
Net investment income	0.78%[3]
Portfolio turnover rate[4]	74%

WisdomTree Strong Dollar U.S. Equity Fund	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$24.85
Investment operations:
Net investment income[1]	0.43
Net realized and unrealized gain	0.94
Total from investment operations	1.37
Dividends to shareholders:
Net investment income	(0.43)
Net asset value, end of period	$25.79

TOTAL RETURN[2]	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,289
Ratios to average net assets of:
Expenses	0.33%[3]
Net investment income	1.89%[3]
Portfolio turnover rate[4]	23%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	113

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Weak Dollar U.S. Equity Fund	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$24.88
Investment operations:
Net investment income[1]	0.36
Net realized and unrealized loss	(0.63)
Total from investment operations	(0.27)
Dividends to shareholders:
Net investment income	(0.38)
Net asset value, end of period	$24.23

TOTAL RETURN[2]	(1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,211
Ratios to average net assets of:
Expenses	0.33%[3]
Net investment income	1.61%[3]
Portfolio turnover rate[4]	21%

WisdomTree Fundamental U.S. Corporate Bond Fund	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.96
Investment operations:
Net investment income[1]	0.22
Net realized and unrealized gain	0.72
Total from investment operations	0.94
Dividends to shareholders:
Net investment income	(0.21)
Net asset value, end of period	$50.69

TOTAL RETURN[2]	1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%[3]
Expenses, prior to expense waivers	0.28%[3]
Net investment income	2.50%[3]
Portfolio turnover rate[4]	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for the WisdomTree Fundamental U.S. Corporate Bond Fund (Note 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

114	WisdomTree Trust Annual Report June 30, 2016

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.19
Investment operations:
Net investment income[1]	0.47
Net realized and unrealized gain	0.20
Total from investment operations	0.67
Dividends to shareholders:
Net investment income	(0.45)
Net asset value, end of period	$50.41

TOTAL RETURN[2]	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,041
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	5.31%[3]
Portfolio turnover rate[4]	0%

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.98
Investment operations:
Net investment income[1]	0.12
Net realized and unrealized gain	0.21
Total from investment operations	0.33
Dividends to shareholders:
Net investment income	(0.11)
Net asset value, end of period	$50.20

TOTAL RETURN[2]	0.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,020
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%[3]
Expenses, prior to expense waivers	0.28%[3]
Net investment income	1.35%[3]
Portfolio turnover rate[4]	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	115

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.95
Investment operations:
Net investment income[1]	0.51
Net realized and unrealized gain	0.35
Total from investment operations	0.86
Dividends to shareholders:
Net investment income	(0.49)
Net asset value, end of period	$50.32

TOTAL RETURN[2]	1.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,032
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	5.66%[3]
Portfolio turnover rate[4]	0%

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$24.30
Investment operations:
Net investment income[1]	0.08
Net realized and unrealized loss	(0.06)
Total from investment operations	0.02
Distributions to shareholders:
Return of capital	(0.04)
Net asset value, end of period	$24.28

TOTAL RETURN[2]	0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,927
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]
Expenses, prior to expense waivers	0.53%[3]
Net investment income	0.60%[3]
Portfolio turnover rate[4]	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

116	WisdomTree Trust Annual Report June 30, 2016

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$25.13
Investment operations:
Net investment income[1]	0.24
Net realized and unrealized gain	1.49
Total from investment operations	1.73
Dividends to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$26.70

TOTAL RETURN[2]	6.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,358
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]
Expenses, prior to expense waivers	0.53%[3]
Net investment income	1.80%[3]
Portfolio turnover rate[4]	70%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2016	117

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2016, the Trust offered 97 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Local Recovery Fund (“Europe Local Recovery Fund”)	October 29, 2015
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund”)	October 29, 2015
WisdomTree Strong Dollar U.S. Equity Fund (“Strong Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Weak Dollar U.S. Equity Fund (“Weak Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV

118	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, forward foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as

WisdomTree Trust Annual Report June 30, 2016	119

Notes to Financial Statements (continued)

amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,636,067	$—	$—
Rights*	516	—	—
Total	$4,636,583	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,112	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,314)	—
Total - Net	$4,636,583	$6,798	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$241,810,026	$—	$—
Total	$241,810,026	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,009,795	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,253,064)	—
Total - Net	$241,810,026	$1,756,731	$—

120	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$305,816	$1,689	$—
United Kingdom	373,291	—	1,371	**
Other*	1,695,074	—	—
Rights*	—	58	—
Investment of Cash Collateral for Securities Loaned	—	7,393	—
Total	$2,374,181	$9,140	$1,371
Unrealized Appreciation on Foreign Currency Contracts	—	31,126	—
Unrealized Depreciation on Foreign Currency Contracts	—	(36,086)	—
Total - Net	$2,374,181	$4,180	$1,371

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,450,710	$—	$—
Investment of Cash Collateral for Securities Loaned	—	26,201	—
Total	$4,450,710	$26,201	$—
Unrealized Appreciation on Foreign Currency Contracts	—	348	—
Unrealized Depreciation on Foreign Currency Contracts	—	(188,844)	—
Total - Net	$4,450,710	$(162,295)	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$555,492	$230	$—
Other*	1,982,477	—	—
Rights*	37	—	—
Warrants*	419	—	—
Total	$2,538,425	$230	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(10)	—
Total - Net	$2,538,425	$220	$—

Europe Local Recovery Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,120,282	$—	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$35,194,942	$—	$—
Total	$35,194,942	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	186,058	—
Unrealized Depreciation on Foreign Currency Contracts	—	(544,570)	—
Total - Net	$35,194,942	$(358,512)	$—

WisdomTree Trust Annual Report June 30, 2016	121

Notes to Financial Statements (continued)

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$795,883	$4,908	$—
Other*	35,766,750	—	—
Rights*	—	411	—
Warrants*	14,976	—	—
Exchange-Traded Note	40,982	—	—
Total	$36,618,591	$5,319	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Foreign Currency Contracts	—	(221)	—
Total - Net	$36,618,591	$5,099	$—

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,138,152	$—	$—
Investment of Cash Collateral for Securities Loaned	—	46,548	—
Total	$7,138,152	$46,548	$—

Strong Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,299,607	$—	$—
Investment of Cash Collateral for Securities Loaned	—	23,876	—
Total	$1,299,607	$23,876	$—

Weak Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,209,777	$—	$—
Investment of Cash Collateral for Securities Loaned	—	15,797	—
Total	$1,209,777	$15,797	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,008,061	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,890,179	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,969,951	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,839,941	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,896,299	$—	$—
Total	$10,896,299	$—	$—
Unrealized Appreciation on Swap Contracts	—	16,472	—
Total - Net	$10,896,299	$16,472	$—

122	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,337,806	$—	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Securities are being fair valued by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the periods ended June 30, 2016.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and swaps contracts during the period ended June 30, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 128. At June 30, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of June 30, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$8,112	Unrealized depreciation on foreign currency contracts	$1,314
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,009,795	Unrealized depreciation on foreign currency contracts	2,253,064
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	31,126	Unrealized depreciation on foreign currency contracts	36,086
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	348	Unrealized depreciation on foreign currency contracts	188,844
Emerging Markets Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	10
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	186,058	Unrealized depreciation on foreign currency contracts	544,570
Global SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	221
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	16,472	Unrealized depreciation on swap contracts	—

WisdomTree Trust Annual Report June 30, 2016	123

Notes to Financial Statements (continued)

For the periods ended June 30, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged Europe Equity Fund[3]
Foreign exchange contracts	$13,246	$6,798
Dynamic Currency Hedged International Equity Fund[3]
Foreign exchange contracts	124,370	1,756,731
Dynamic Currency Hedged International SmallCap Equity Fund[3]
Foreign exchange contracts	(48,764)	(4,960)
Dynamic Currency Hedged Japan Equity Fund[3]
Foreign exchange contracts	(86,360)	(188,496)
Emerging Markets Dividend Fund[4]
Foreign exchange contracts	(631)	(10)
Europe Local Recovery Fund[5]
Foreign exchange contracts	(1,519)	—
Global Hedged SmallCap Dividend Fund[6]
Foreign exchange contracts	(711,317)	(358,512)
Global SmallCap Dividend Fund[7]
Foreign exchange contracts	758	(220)
Strong Dollar Emerging Markets Equity Fund[5]
Foreign exchange contracts	(34,075)	—
Dynamic Bearish U.S. Equity Fund[8]
Equity contracts	(1,578,839)	16,472
Dynamic Long/Short U.S. Equity Fund[8]
Equity contracts	67,471	—

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
Equity contracts	Net realized gain (loss) from swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Equity contracts	Net change in unrealized appreciation (depreciation) from swap contracts

[3]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[4]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[5]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

124	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

During the period ended June 30, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts
Dynamic Currency Hedged Europe Equity Fund[1]
Foreign exchange contracts	$2,677,572	$5,041,249	$—
Dynamic Currency Hedged International Equity Fund[1]
Foreign exchange contracts	70,687,431	138,412,194	—
Dynamic Currency Hedged International SmallCap Equity Fund[1]
Foreign exchange contracts	1,395,248	2,691,090	—
Dynamic Currency Hedged Japan Equity Fund[1]
Foreign exchange contracts	2,159,241	4,282,116	—
Emerging Markets Dividend Fund[2]
Foreign exchange contracts	1,117	522	—
Europe Local Recovery Fund[3]
Foreign exchange contracts	897	575	—
Global Hedged SmallCap Dividend Fund[4]
Foreign exchange contracts	13,509,767	26,478,452	—
Global SmallCap Dividend Fund[5]
Foreign exchange contracts	10,235	12,310	—
Strong Dollar Emerging Markets Equity Fund[3]
Foreign exchange contracts	291	676	—
Dynamic Bearish U.S. Equity Fund[6]
Equity contracts	—	—	8,864,184
Dynamic Long/Short U.S. Equity Fund[6]
Equity contracts	—	—	1,244,146

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

WisdomTree Trust Annual Report June 30, 2016	125

Notes to Financial Statements (continued)

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Currency, Interest Rate and Total Return Swaps — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the

126	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and

WisdomTree Trust Annual Report June 30, 2016	127

Notes to Financial Statements (continued)

Liabilities. As of June 30, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Dynamic Currency Hedged Europe Equity Fund
Foreign Currency Contracts	$8,112	$—	$—	$8,112	$1,314	$—	$—	$1,314
Dynamic Currency Hedged International Equity Fund
Foreign Currency Contracts	4,009,795	—	—	4,009,795	2,253,064	—	—	2,253,064
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	7,020	—	(7,020)[1]	—	—	—	—	—
Foreign Currency Contracts	31,126	—	—	31,126	36,086	—	—	36,086
Dynamic Currency Hedged Japan Equity Fund
Securities Lending	25,056	—	(25,056)[1]	—	—	—	—	—
Foreign Currency Contracts	348	—	—	348	188,844	—	—	188,844
Emerging Markets Dividend Fund
Foreign Currency Contracts	—	—	—	—	10	—	—	10
Global Hedged SmallCap Dividend Fund
Foreign Currency Contracts	186,058	(51)	—	186,007	544,570	(51)	—	544,519
Global SmallCap Dividend Fund
Foreign Currency Contracts	1	—	—	1	221	—	—	221
Strong Dollar Emerging Markets Equity Fund
Securities Lending	43,449	—	(43,449)[1]	—	—	—	—	—
Strong Dollar U.S. Equity Fund
Securities Lending	29,592	—	(29,592)[1]	—	—	—	—	—
Weak Dollar U.S. Equity Fund
Securities Lending	15,389	—	(15,389)[1]	—	—	—	—	—
Dynamic Bearish U.S. Equity Fund
Swap Contracts	16,472	—	—	16,472	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

128	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds, except for Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund and Fundamental U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’). MCM and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged Europe Equity Fund	0.48%[1]
Dynamic Currency Hedged International Equity Fund	0.40%[2]
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%[1]
Dynamic Currency Hedged Japan Equity Fund	0.48%[1]
Emerging Markets Dividend Fund	0.32%
Europe Local Recovery Fund	0.58%[3]
Global Hedged SmallCap Dividend Fund	0.43%[4]
Global SmallCap Dividend Fund	0.43%
Strong Dollar Emerging Markets Equity Fund	0.58%
Strong Dollar U.S. Equity Fund	0.33%
Weak Dollar U.S. Equity Fund	0.33%
Fundamental U.S. Corporate Bond Fund	0.28%[5]
Fundamental U.S. High Yield Corporate Bond Fund	0.48%[6]
Fundamental U.S. Short-Term Corporate Bond Fund	0.28%[5]
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	0.48%[6]
Dynamic Bearish U.S. Equity Fund	0.53%[7]
Dynamic Long/Short U.S. Equity Fund	0.53%[7]

[1]	WTAM has contractually agreed to limit the advisory fee to 0.43% through January 5, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[2]	WTAM has contractually agreed to limit the advisory fee to 0.35% through January 5, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[3]	WTAM has contractually agreed to limit the advisory fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[4]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees the Trust for any reason.

[5]	WTAM has contractually agreed to limit the advisory fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[6]	WTAM has contractually agreed to limit the advisory fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[7]	WTAM has contractually agreed to limit the advisory fee to 0.48% through December 10, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended June 30, 2016 are as follows:

Fund	Value at 11/19/2015[1]	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2016	Dividend Income
Global Hedged SmallCap Dividend Fund[1]
WisdomTree Global SmallCap Dividend Fund	$—	$33,653,532	$3,633,443	$35,194,942	$494,233

[1]	Commencement of operations.

WisdomTree Trust Annual Report June 30, 2016	129

Notes to Financial Statements (continued)

During the period ended June 30, 2016, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were at fair value and complied with Rule 17a-7 under the 1940 Act. For the periods ended June 30, 2016, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Dynamic Currency Hedged Europe Equity Fund[1]	$62,533	$305,433	$(26,962)
Dynamic Currency Hedged International Equity Fund[1]	4,710,319	12,014,467	40,076
Dynamic Currency Hedged International SmallCap Equity Fund[1]	242,827	240,061	(37,503)
Dynamic Currency Hedged Japan Equity Fund[1]	146,165	254,059	(25,218)
Europe Local Recovery Fund[2]	126,734	265,201	(25,856)

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the periods ended June 30, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged Europe Equity Fund[1]	$1,114,011	$1,104,800	$4,637,906	$—
Dynamic Currency Hedged International Equity Fund[1]	37,688,280	35,108,631	252,442,784	—
Dynamic Currency Hedged International SmallCap Equity Fund[1]	1,226,405	1,255,974	2,456,276	—
Dynamic Currency Hedged Japan Equity Fund[1]	931,630	1,250,000	4,752,418	—
Emerging Markets Dividend Fund[2]	1,126,218	105,906	1,444,299	—
Europe Local Recovery Fund[3]	877,216	747,359	3,583,452	—
Global Hedged SmallCap Dividend Fund[4]	810,638	1,639,127	32,842,894	1,994,316
Global SmallCap Dividend Fund[5]	3,818,603	2,001,477	32,109,115	2,353,702
Strong Dollar Emerging Markets Equity Fund[3]	9,658,920	3,675,463	1,027,475	—
Strong Dollar U.S. Equity Fund[6]	391,396	377,785	2,502,086	1,214,204
Weak Dollar U.S. Equity Fund[6]	335,229	344,443	2,508,798	1,223,292
Fundamental U.S. Corporate Bond Fund[7]	5,109,705	162,838	—	—
Fundamental U.S. High Yield Corporate Bond Fund[7]	4,854,839	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund[7]	5,518,669	668,070	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	4,811,138	—	—	—
Dynamic Bearish U.S. Equity Fund[8]	9,742,832	201,705	7,224,368	6,071,287
Dynamic Long/Short U.S. Equity Fund[8]	6,213,746	6,094,033	18,330,183	1,282,515

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

130	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

6. FEDERAL INCOME TAXES

At June 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$4,628,609	$234,918	$(226,944)	$7,974
Dynamic Currency Hedged International Equity Fund	250,674,192	4,364,499	(13,228,665)	(8,864,166)
Dynamic Currency Hedged International SmallCap Equity Fund	2,381,579	137,734	(134,621)	3,113
Dynamic Currency Hedged Japan Equity Fund	4,393,802	284,511	(201,402)	83,109
Emerging Markets Dividend Fund	2,451,832	146,190	(59,367)	86,823
Europe Local Recovery Fund	3,652,384	64,246	(596,348)	(532,102)
Global Hedged SmallCap Dividend Fund	30,309,781	4,885,161	—	4,885,161
Global SmallCap Dividend Fund	31,708,505	5,836,169	(920,764)	4,915,405
Strong Dollar Emerging Markets Equity Fund	7,010,431	465,267	(290,998)	174,269
Strong Dollar U.S. Equity Fund	1,261,903	128,370	(66,790)	61,580
Weak Dollar U.S. Equity Fund	1,234,661	74,320	(83,407)	(9,087)
Fundamental U.S. Corporate Bond Fund	4,938,847	71,231	(2,017)	69,214
Fundamental U.S. High Yield Corporate Bond Fund	4,850,516	79,918	(40,255)	39,663
Fundamental U.S. Short-Term Corporate Bond Fund	4,951,015	20,283	(1,347)	18,936
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,809,766	55,640	(25,465)	30,175
Dynamic Bearish U.S. Equity Fund	10,698,145	480,147	(281,993)	198,154
Dynamic Long/Short U.S. Equity Fund	17,118,651	813,682	(594,527)	219,155

At June 30, 2016, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Dynamic Currency Hedged Europe Equity Fund	$32,869	$(22,180)	$7,974	$(223)	$18,440
Dynamic Currency Hedged International Equity Fund	502,119	(2,440,517)	(8,864,166)	(82,295)	(10,884,859)
Dynamic Currency Hedged International SmallCap Equity Fund	9,168	(110,421)	3,113	(1,060)	(99,200)
Dynamic Currency Hedged Japan Equity Fund	11,043	(341,394)	83,109	393	(246,849)
Emerging Markets Dividend Fund	21,704	(7,539)	86,823	(275)	100,713
Europe Local Recovery Fund	4,571	(59,293)	(532,102)	(80)	(586,904)
Global Hedged SmallCap Dividend Fund	7,284	(944,277)	4,885,161	(37,738)	3,910,430
Global SmallCap Dividend Fund	121,647	(154,296)	4,915,405	(413)	4,882,343
Strong Dollar Emerging Markets Equity Fund	22,320	(57,576)	174,269	111	139,124
Strong Dollar U.S. Equity Fund	3,879	(24,419)	61,580	—	41,040
Weak Dollar U.S. Equity Fund	2,106	(34,053)	(9,087)	—	(41,034)
Fundamental U.S. Corporate Bond Fund	1,230	(138)	69,214	—	70,306
Fundamental U.S. High Yield Corporate Bond Fund	2,337	—	39,663	—	42,000
Fundamental U.S. Short-Term Corporate Bond Fund	1,001	(818)	18,936	—	19,119
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	1,502	—	30,175	—	31,677
Dynamic Bearish U.S. Equity Fund	—	(423,445)	198,154	—	(225,291)
Dynamic Long/Short U.S. Equity Fund	236,356	(209,053)	219,155	—	246,458

WisdomTree Trust Annual Report June 30, 2016	131

Notes to Financial Statements (continued)

The tax character of distributions paid during the periods ended June 30, 2016, was as follows:

	Periods Ended June 30, 2016
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
Dynamic Currency Hedged Europe Equity Fund[1]	$113,002	$—	$—
Dynamic Currency Hedged International Equity Fund[1]	2,752,751	—	—
Dynamic Currency Hedged International SmallCap Equity Fund[1]	47,502	—	—
Dynamic Currency Hedged Japan Equity Fund[1]	37,001	—	—
Emerging Markets Dividend Fund[2]	12,501	—	—
Europe Local Recovery Fund[3]	73,190	—	—
Global Hedged SmallCap Dividend Fund[4]	459,192	—	—
Global SmallCap Dividend Fund[5]	511,968	—	—
Strong Dollar Emerging Markets Equity Fund[3]	2,068	—	—
Strong Dollar U.S. Equity Fund[6]	24,832	—	—
Weak Dollar U.S. Equity Fund[6]	21,554	—	—
Fundamental U.S. Corporate Bond Fund[7]	21,000	—	—
Fundamental U.S. High Yield Corporate Bond Fund[7]	45,001	—	—
Fundamental U.S. Short-Term Corporate Bond Fund[7]	11,000	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	49,001	—	—
Dynamic Bearish U.S. Equity Fund[8]	—	—	15,750
Dynamic Long/Short U.S. Equity Fund[8]	56,252	—	—

*	Includes short-term capital gains if any.

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

At June 30, 2016, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Dynamic Currency Hedged Europe Equity Fund	$20,788	$1,392	$22,180
Dynamic Currency Hedged International Equity Fund	2,440,517	—	2,440,517
Dynamic Currency Hedged International SmallCap Equity Fund	78,190	32,231	110,421
Dynamic Currency Hedged Japan Equity Fund	176,490	164,904	341,394
Emerging Markets Dividend Fund	7,539	—	7,539
Europe Local Recovery Fund	7	10	17
Global Hedged SmallCap Dividend Fund	389,960	554,317	944,277
Global SmallCap Dividend Fund	153,941	355	154,296
Strong Dollar Emerging Markets Equity Fund	55,884	1,692	57,576
Strong Dollar U.S. Equity Fund	650	—	650
Weak Dollar U.S. Equity Fund	4,609	—	4,609
Fundamental U.S. Corporate Bond Fund	138	—	138
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	818	—	818
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	423,445	—	423,445
Dynamic Long/Short U.S. Equity Fund	209,053	—	209,053

132	WisdomTree Trust Annual Report June 30, 2016

Notes to Financial Statements (continued)

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the periods ended June 30, 2016, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Dynamic Currency Hedged Europe Equity Fund[1]	$—	$—	$—
Dynamic Currency Hedged International Equity Fund[1]	—	—	—
Dynamic Currency Hedged International SmallCap Equity Fund[1]	—	—	—
Dynamic Currency Hedged Japan Equity Fund[1]	—	—	—
Emerging Markets Dividend Fund[2]	—	—	—
Europe Local Recovery Fund[3]	—	59,180	96
Global Hedged SmallCap Dividend Fund[4]	—	—	—
Global SmallCap Dividend Fund[5]	—	—	—
Strong Dollar Emerging Markets Equity Fund[3]	—	—	—
Strong Dollar U.S. Equity Fund[6]	—	24,046	(277)
Weak Dollar U.S. Equity Fund[6]	—	29,444	—
Fundamental U.S. Corporate Bond Fund[7]	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund[7]	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund[7]	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	—	—	—
Dynamic Bearish U.S. Equity Fund[8]	—	—	—
Dynamic Long/Short U.S. Equity Fund[8]	—	—	—

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

At June 30, 2016, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Dynamic Currency Hedged Europe Equity Fund	$20,302	$(20,302)	$—
Dynamic Currency Hedged International Equity Fund	162,931	(162,931)	—
Dynamic Currency Hedged International SmallCap Equity Fund	3,123	(3,123)	—
Dynamic Currency Hedged Japan Equity Fund	(1,851)	1,851	—
Emerging Markets Dividend Fund	(1,789)	1,789	—
Europe Local Recovery Fund	325	(220)	(105)
Global Hedged SmallCap Dividend Fund	(27,084)	(201,890)	228,974
Global SmallCap Dividend Fund	4,716	(291,749)	287,033
Strong Dollar Emerging Markets Equity Fund	(2,331)	2,331	—
Strong Dollar U.S. Equity Fund	—	32,769	(32,769)
Weak Dollar U.S. Equity Fund	—	20,379	(20,379)
Fundamental U.S. Corporate Bond Fund	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	(48,012)	1,150,225	(1,102,213)
Dynamic Long/Short U.S. Equity Fund	213,145	(227,794)	14,649

WisdomTree Trust Annual Report June 30, 2016	133

Notes to Financial Statements (concluded)

These differences are primarily due to redemptions-in-kind, distribution re-designations, non-deductible excise tax, passive foreign investment companies (“PFICs”) and swaps.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the periods ended June 30, 2016, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. The current tax year ended June 30, 2016 remains subject to examination by taxing authorities.

134	WisdomTree Trust Annual Report June 30, 2016

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Emerging Markets Dividend Fund, WisdomTree Europe Local Recovery Fund, WisdomTree Global Hedged SmallCap Dividend Fund, WisdomTree Global SmallCap Dividend Fund, WisdomTree Strong Dollar Emerging Markets Equity Fund, WisdomTree Strong Dollar U.S. Equity Fund, WisdomTree Weak Dollar U.S. Equity Fund, WisdomTree Fundamental U.S. Corporate Bond Fund, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund, WisdomTree Dynamic Bearish U.S. Equity Fund and WisdomTree Dynamic Long/Short U.S. Equity Fund, seventeen of the investment funds constituting the WisdomTree Trust (the “Trust”), as of June 30, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Emerging Markets Dividend Fund, WisdomTree Europe Local Recovery Fund, WisdomTree Global Hedged SmallCap Dividend Fund, WisdomTree Global SmallCap Dividend Fund, WisdomTree Strong Dollar Emerging Markets Equity Fund, WisdomTree Strong Dollar U.S. Equity Fund, WisdomTree Weak Dollar U.S. Equity Fund, WisdomTree Fundamental U.S. Corporate Bond Fund, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund, WisdomTree Dynamic Bearish U.S. Equity Fund and WisdomTree Dynamic Long/Short U.S. Equity Fund, seventeen of the investment funds constituting the WisdomTree Trust, at June 30, 2016, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

August 25, 2016

WisdomTree Trust Annual Report June 30, 2016	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, and the WisdomTree Emerging Markets Dividend Fund (each, a “Fund” and, collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 10-11, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide each Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of each Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds. The Board noted that the strategies represented by the Funds are unique, based on WTI’s intellectual property and are only available for use by the Funds through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

136	WisdomTree Trust Annual Report June 30, 2016

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Analysis of Profitability and Economies of Scale. As the Funds had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Fundamental U.S. Corporate Bond Fund, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund, and the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (each, a “Fund” and, collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 21-22, 2016, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide each Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya” or the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of each Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s operational capabilities and resources. The Board considered WTAM’s reasons for recommending that Voya be appointed as the sub-adviser to the Funds, including its due diligence concerning Voya. WTAM representatives noted Voya’s expertise in fixed income portfolio management, performance track record, understanding of the exchange-traded fund business and experience managing rules-based passive strategies. The Board also received materials from Voya detailing its investment philosophy and met with representatives of Voya, who discussed with the Board that investment philosophy and process and the backgrounds and qualifications of the fixed income investment grade and high yield credit portfolio management teams. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds. The Board noted that the strategies represented by the Funds are unique, based on WTI’s intellectual property and are only available for use by the Funds through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

WisdomTree Trust Annual Report June 30, 2016	137

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with representatives of WTAM and Voya the portfolio management team and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and Voya.

The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board noted the proposed fee waiver arrangements. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Funds had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

138	WisdomTree Trust Annual Report June 30, 2016

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	97	Trustee, Vericimetry Funds (2011-2014)

Joel Goldberg# (1945)	Trustee, 2012- present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	97	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	97	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	97	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	97	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame, Member of the Board of Directors of the New York Society of Security Analysts (NYSSA)

*	As of June 30, 2016.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Chair of the Governance and Nominating Committee.

‡	Chair of the Investment Committee.

WisdomTree Trust Annual Report June 30, 2016	139

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	97	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	97	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	97	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	97	None

Sarah English** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	97	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	97	None

*	As of June 30, 2016.

**	Elected by and serves at the pleasure of the Board.

140	WisdomTree Trust Annual Report June 30, 2016

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ periods ended June 30, 2016, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2017.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the periods ended June 30, 2016, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dynamic Currency Hedged Europe Equity Fund[1]	$113,002
Dynamic Currency Hedged International Equity Fund[1]	2,641,150
Dynamic Currency Hedged International SmallCap Equity Fund[1]	47,502
Dynamic Currency Hedged Japan Equity Fund[1]	37,001
Emerging Markets Dividend Fund[2]	12,501
Europe Local Recovery Fund[3]	73,190
Global Hedged SmallCap Dividend Fund[4]	459,192
Global SmallCap Dividend Fund[5]	511,968
Strong Dollar Emerging Markets Equity Fund[3]	2,068
Strong Dollar U.S. Equity Fund[6]	24,832
Weak Dollar U.S. Equity Fund[6]	21,554
Fundamental U.S. Corporate Bond Fund[7]	—
Fundamental U.S. High Yield Corporate Bond Fund[7]	—
Fundamental U.S. Short-Term Corporate Bond Fund[7]	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	—
Dynamic Bearish U.S. Equity Fund[8]	—
Dynamic Long/Short U.S. Equity Fund[8]	56,252

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

The Funds designate the following amount of ordinary income distributions paid during the periods ended June 30, 2016 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
Dynamic Currency Hedged Europe Equity Fund[1]	0.00%	0.00%
Dynamic Currency Hedged International Equity Fund[1]	0.00%	0.00%
Dynamic Currency Hedged International SmallCap Equity Fund[1]	0.00%	0.00%
Dynamic Currency Hedged Japan Equity Fund[1]	0.00%	0.00%
Emerging Markets Dividend Fund[2]	0.00%	0.00%
Europe Local Recovery Fund[3]	0.00%	0.00%
Global Hedged SmallCap Dividend Fund[4]	0.00%	0.00%
Global SmallCap Dividend Fund[5]	0.00%	0.00%
Strong Dollar Emerging Markets Equity Fund[3]	0.00%	0.00%
Strong Dollar U.S. Equity Fund[6]	0.00%	0.00%
Weak Dollar U.S. Equity Fund[6]	0.00%	0.00%
Fundamental U.S. Corporate Bond Fund[7]	0.00%	100.00%
Fundamental U.S. High Yield Corporate Bond Fund[7]	0.00%	100.00%

WisdomTree Trust Annual Report June 30, 2016	141

Supplemental Information (unaudited) (continued)

Fund	Qualified Short-Term Gains	Qualified Interest Income
Fundamental U.S. Short-Term Corporate Bond Fund[7]	0.00%	100.00%
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	0.00%	100.00%
Dynamic Bearish U.S. Equity Fund[8]	0.00%	0.00%
Dynamic Long/Short U.S. Equity Fund[8]	0.00%	0.00%

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

The following represents the percentage of dividends paid during the periods ended June 30, 2016, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dynamic Currency Hedged Europe Equity Fund[1]	—
Dynamic Currency Hedged International Equity Fund[1]	—
Dynamic Currency Hedged International SmallCap Equity Fund[1]	—
Dynamic Currency Hedged Japan Equity Fund[1]	—
Emerging Markets Dividend Fund[2]	—
Europe Local Recovery Fund[3]	—
Global Hedged SmallCap Dividend Fund[4]	32.10%
Global SmallCap Dividend Fund[5]	30.67%
Strong Dollar Emerging Markets Equity Fund[3]	—
Strong Dollar U.S. Equity Fund[6]	91.54%
Weak Dollar U.S. Equity Fund[6]	100.00%
Fundamental U.S. Corporate Bond Fund[7]	—
Fundamental U.S. High Yield Corporate Bond Fund[7]	—
Fundamental U.S. Short-Term Corporate Bond Fund[7]	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	—
Dynamic Bearish U.S. Equity Fund[8]	—
Dynamic Long/Short U.S. Equity Fund[8]	30.19%

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the periods ended June 30, 2016, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Dynamic Currency Hedged Europe Equity Fund[1]	$144,452	$20,568
Dynamic Currency Hedged International Equity Fund[1]	3,201,886	303,853
Dynamic Currency Hedged International SmallCap Equity Fund[1]	62,942	6,437
Dynamic Currency Hedged Japan Equity Fund[1]	65,052	6,529
Emerging Markets Dividend Fund[2]	41,880	4,559
Europe Local Recovery Fund[3]	93,100	14,539

142	WisdomTree Trust Annual Report June 30, 2016

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
Global Hedged SmallCap Dividend Fund[4]	$—	$—
Global SmallCap Dividend Fund[5]	—	—
Strong Dollar Emerging Markets Equity Fund[3]	52,605	6,269
Strong Dollar U.S. Equity Fund[6]	—	—
Weak Dollar U.S. Equity Fund[6]	—	—
Fundamental U.S. Corporate Bond Fund[7]	—	—
Fundamental U.S. High Yield Corporate Bond Fund[7]	—	—
Fundamental U.S. Short-Term Corporate Bond Fund[7]	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund[7]	—	—
Dynamic Bearish U.S. Equity Fund[8]	—	—
Dynamic Long/Short U.S. Equity Fund[8]	—	—

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[3]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[4]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[6]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[8]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

WisdomTree Trust Annual Report June 30, 2016	143

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

144	WisdomTree Trust Annual Report June 30, 2016

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of June 30, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Coal Fund (TONS)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fundamental Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WTGM-1713

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal period are $414,560.

Audit-Related Fees

(b)	The aggregate fees billed for the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

(c)	The aggregate fees billed for the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,900.

All Other Fees

(d)	The aggregate fees billed for the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 was $14,900.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 1, 2016

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: September 1, 2016